UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5782

Mercantile Funds, Inc.

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

Bonnie C. Railey

Two Hopkins Plaza

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 237-5223

Date of fiscal year end: May 31, 2004

Date of reporting period: November 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPH]

Mercantile Funds, Inc.

Shareholder Update and

Semi-Annual Report

NOVEMBER 30, 2003

Shares of Mercantile Funds, Inc. are not bank deposits or obligations of, or guaranteed, endorsed, or otherwise supported by, Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency. Investment in the Funds involves risk, including the possible loss of principal.

The Money Market Funds are neither insured nor guaranteed by the FDIC or any other government agency. Although the Money Market Funds strive to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Funds.

Yields will fluctuate as market conditions change. Past performance is not a guarantee of future results.

Information regarding a Fund’s investment objective, risks and charges and expenses should be carefully considered before investing. This information can be found in the Fund’s prospectus, which can be obtained by calling 1-800-551-2145. The prospectus should be read carefully before investing. BISYS Fund Services Limited Partnership serves as the Funds’  distributor.

The Mercantile Funds

Portfolio Manager Commentary

for the six-month period ended November 30, 2003

After months of conflicting economic reports, a turning-point in the recovery was finally reached in November as a slew of positive data optimistically pointed to a stronger economy. Third quarter GDP grew at 8.2%, the fastest rate in nearly twenty years, and more than twice second quarter growth of 3.3%. The combination of tax relief and a resilient housing market propelled consumer spending to even higher levels. Business spending was also robust; at 14%, it was double the second quarter figure. A weaker dollar led to improving exports and more profits for U.S. corporations and the market shrugged off fears of deflation as headline inflation ticked upward. The stock market’s considerable return of 10.8% for the period and 22.3% year to date, as measured by the S&P 500 Index, reflected a sharp increase in consumer confidence and investor optimism.

Despite this recent good news, the economy has been functioning well below capacity. Although unemployment declined to 6.0% from a peak of 6.4% in June, job creation has been frustratingly slow. Unlike previous economic downturns, a large number of the jobs that were lost came as a result of permanent restructurings and not temporary layoffs. Many businesses used the slowdown to resize their operations, lower their cost structures and, in some cases, move jobs overseas. Sustained, greater productivity has also enabled businesses to delay hiring. The most recent quarterly productivity increase was an incredible 9.4%. While higher productivity may slow hiring at the present, it will allow the unemployment rate to fall without pushing up inflation. After dropping the Fed Funds target rate to 1.0% in June — the lowest in 45 years — the Federal Reserve has expressed concern at the amount of slack in the labor markets and at the very low inflation rate, currently just 1.3% annualized as measured by the Personal Consumption Expenditures Index. Monetary policy remains extremely accommodative as the Fed has indicated it believes it will take more than a few quarters of at least 4.0% GDP growth to work out the excess capacity.

Growth & Income, Equity Income and Equity Growth Funds

For the six-month period ended November 30, 2003, the equity markets, as measured by the S&P 500 Index, went up an impressive 10.8%. Investors seem optimistic of a sustainable economic recovery most likely driven by inventory rebuilding and increased capital spending. Although we believe the general environment of the marketplace is improving, there may be some volatility, largely due to a growing focus on earnings as a determinant of stock prices. While consumer spending has remained strong even during the most recent economic downturn, we feel that a pickup in enterprise spending is necessary for earnings growth to gain traction in this still unpredictable marketplace.

Both our sector and security selections for the Growth & Income Fund added value relative to the S&P 500 Index during the six-months ended November 30, 2003. Major holdings that aided performance included companies such as State Street (3.5%), Tiffany (2.5%), Alcon (1.3%), Guidant (1.0%) and Capital One Financial (2.5%). These companies demonstrated an ability to increase market share. Lower-quality stocks were the dominant out-performers of this period. These same companies previously experienced large declines only to rebound during this period, thus giving the appearance of outsized gains. Despite the improvements, these companies remain far below the peak price at which they previously traded.

Technology, industrial cyclical and financial stocks were the main contributors to strong gains in the Equity Income Fund over the past six months. Stocks such as Intel (1.2%), Autodesk (1.2%), Caterpillar (2.3%), May Department Stores (1.7%), Wells Fargo (2.3%) and Citigroup (3.1%) rose significantly as the economy gathered momentum. Declines in several pharmaceutical and regional telecom stocks detracted from the fund’s returns. Stocks such as Merck (1.2%), Wyeth (1.8%), Johnson & Johnson (1.4%) and Verizon (2.1%) fell as drug profits were threatened by expiring patents and litigation and regional telecom companies suffered from strong competition and local competitor access charge issues.

In recent months, we sold positions in Starwood Hotels, Pepsico, Ingersoll Rand and Southwest Air as prices reached appropriate valuation levels. Freddie Mac was sold in view of the “headline risk” associated with

The Portfolio Manager’s Commentary is not a part of the Semi-Annual Report to Shareholders

i

continued congressional scrutiny of Freddie Mac and Fannie Mae. Positions in a number of industrial cyclical, technology and regional bank issues were trimmed to realize profits, while new positions were taken in Comcast (0.7%), Alltel (1.8%), Vodafone (1.0%) and Northrop Grumman (1.6%). These new positions add cable, wireless and defense exposure to the fund.

The Equity Growth Fund is focused on investing in companies that are expected to increase earnings and cash flow at a faster pace than the overall equity market. During the past six months, we initiated a position in the Cheesecake Factory (1.9%) — a restaurant company with a strong brand presence and significant square foot growth. The fund also initiated positions in Amgen (1.2%) and Cephalon (1.5%), two biotech companies that we expect to increase earnings faster than their larger pharmaceutical peers.

Capital Opportunities Fund

The Capital Opportunities Fund is a blend of small-cap growth and value equity stocks. Small-cap equity stocks demonstrated exceptional performance during the six-month period ended November 30, 2003 with a 24.6% return of the Russell 2000 Index. The combination of accommodative monetary policy, an improving outlook for corporate profitability and increasing consumer confidence was an across-the-board benefit for small-cap equities.

With the exception of energy, all sectors had returns of at least 10%. Stocks with higher risk, lower market caps, lower prices and higher price-to-earnings ratios were the strongest performers of the period. As a result, the technology sector gave the standout performance. The more defensive sectors such as energy, real estate and utilities yielded lower returns, although all were positive.

Among individual stocks, Urban Outfitters (1.4%) was a major contributor to positive performance — it was up over 130% due to reported strong earnings and large sales gains. Coach (0.8%) is another retailer that posted solid results and experienced large stock gains. CV Therapeutics (0.5%) was one of the largest negative contributors to performance during the period after it declined more than 40% due to disappointing news concerning one if its developmental drugs. Mediacom (0.7%) was another large decliner based on meager subscriber growth during the period.

In summary, the market’s strength over the past six-months has given hope that the long bear market may finally be at an end. We are encouraged by recent favorable projections issued by many companies, and in response, we have shifted allocations towards those companies that we believe should benefit most from an overall economic rebound.

International Equity Fund

During the past six months, the market rewarded high beta cyclical and technology stocks as the U.S. economy showed further signs of recovery. The International Equity Fund remained cautious during this period by maintaining an overweight position in the consumer staple and pharmaceutical sectors. Positive performance in the fund can be attributed to stock selection in the technology and telecom sectors, profit taking in Japan and the appreciation of the holdings in Eastern European financials. Returns to U.S. investors were accelerated as the dollar drastically declined in value versus most major currencies.

We believe that the divergence in performance, between cyclicals and the more defensive consumer staples, has created a gap between valuations and earnings expectations. In November, profit taking in cyclical stocks in most major markets coincided with the release of the record-breaking third quarter U.S. GDP figure of 8.2%. We are wary of the sustainability of the recovery. Also of concern is the continuing weakness in the U.S. dollar, which could lead to higher real interest rates in order to compensate foreigners who fund the current account deficit. The combination of these threats may lead us to maintain the overall defensive bias of the fund.

Diversified Real Estate Fund

Real Estate Investment Trusts (REITs) posted a very strong six-month performance as the Wilshire Real Estate Securities Index was up 19.4%, significantly ahead of the S&P 500 Index return of 10.8%. Despite weakening real

The Portfolio Manager’s Commentary is not a part of the Semi-Annual Report to Shareholders estate fundamentals in many sectors over the last few years, REITs have performed well in a declining interest rate environment given their relatively attractive dividend yields.

For the six-month period, the Diversified Real Estate Fund underperformed the Wilshire Real Estate Securities Index. One of the primary factors in its performance was the fund’s relative underweight position in retail stocks and in particular, the mall sector. Driven by continued strong consumer spending, the retail sector is the one area of real estate where property fundamentals continued to show strength. Retail REITs have posted a total return of just over 44% year-to-date, with malls up just over 50% and shopping centers up nearly 40%. The fund has a 24% retail weighting versus a 28% weighting for the Index, however the current weighting in the fund represents an increase from 21% as of the end of the third quarter. If the current market trends persists we may increase our retail weighting slightly with particular attention to those companies that provide the best potential for earnings and dividend growth over the next several quarters.

The fund was negatively impacted by its slightly overweight position in apartment REITs for most of the quarter, particularly its position in AIMCO (sold), a stock that has posted a relatively flat return for the year. While we feel that apartment fundamentals will remain stagnant in the short-term due to low interest rates and slow job growth, we believe that an improving economy with higher interest rates and employment levels will spur a rebound in apartment demand by late 2004. Accordingly, we may move back to a small overweight position in apartment REITs over the next several quarters.

On a positive note, the fund’s performance was aided by its 7% weighting in health care REITs compared to the 5% Index weight. Health care REITs have posted a very solid 44% return (year-to-date) driven by very attractive dividend yields relative to other REIT sectors, improving tenant fundamentals due to higher government health care reimbursement rates and the elimination of a recent surplus in supply. We expect this sector to produce attractive earnings growth in 2004 driven by an increase in acquisition activity.

In general, we expect rising interest rates to put downward pressure on REIT prices, but this impact will be largely offset by improving property fundamentals. We plan to continue to pursue a strategy of diversifying by property type, geography and company with an emphasis on stable or improving fundamentals. We look for shorter lease-term sectors such as hotel, apartment and industrial to improve first, with retail continuing its strong relative performance. We view our investment in relatively stable triple-net lease and health care REITs as providing attractive yield enhancement and lower volatility to the fund.

Limited Maturity and Total Return Bond Funds

Some market participants thought stronger growth would translate into higher inflation and higher rates, while others thought the economy was more fragile than it appeared, resulting in a volatile six months for the bond market. Contributing to the volatility was the bond market’s inference that a statement by the Fed in May implied a potential repurchase of longer-term Treasury bonds in the marketplace. Ten-year Treasury bonds traded at a low of 3.1% in June before soaring to 4.6% in the weeks after the June 25th Federal Open Market Committee statement, when traders discovered the Fed did not intend to repurchase bonds. Overall, ten-year Treasury yields rose nearly 1.0% during the past six months to end the period at 4.3%, with the majority of the rate movement occurring in July. Since July, yields have been range-bound between 3.9% and 4.5% on the ten-year Treasury.

Among bond market sectors, high-yield and emerging market bonds performed the best during the past six months. Both of these asset classes posted significant positive returns as the global economic outlook brightened and default rates fell due to increasing cash flows. Of the investment-grade market, only mortgage-backed securities had a positive return; corporate bonds were a distant second. However, for the past three months, corporate bonds have performed exceptionally well, reflecting reduced credit concerns and several quarters of solid growth for U.S. firms. Agencies underperformed corporate and mortgage-backed securities but outperformed Treasuries, which were the worst performing bonds for the period.

During the period, we have employed several modest duration shifts ranging from moderately short to near neutral to capture interest rate movements within our targeted band. Our sector allocation strategy was based on increasing the overall yield of the portfolio by overweighting spread product. Although most of the tightening in

The Portfolio Manager’s Commentary is not a part of the Semi-Annual Report to Shareholders corporate bond spreads has already taken place, we continued to selectively add these securities for their additional yield over Treasuries. Mortgage-backed securities also offered a large yield pickup over most investment grade sectors or portfolio held mortgages to further increase its yield. Finally, Treasury holdings were minimized in expectation of greater supply from the rising budget deficit and higher rates.

For the six-month period ended November 30, 2003, the Limited Maturity Bond and Total Return Bond Funds performed slightly better than their benchmarks. The funds benefited from their defensive position during the month of July as interest rates rose 0.90%. Since assuming management of the funds on August 1, 2003, our belief has been that the 10-year Treasury yield would trade in the range of approximately 4.0% to 4.8% over the near-term. Our bias has been toward weakening bonds in the face of the triple-barreled impact of a strengthening economy, enormous Treasury financing needs, and brighter prospects for other asset classes that could continue to press rates higher for some time.

Although we believe there is little potential left for spread tightening in the investment grade market, we continue to view the high yield and emerging market sectors as attractive. Throughout the period, we selectively added individual high-yield and emerging market securities to the Total Return Bond Fund. This benefited the portfolio as the high-yield and emerging market sectors of the bond market were among the best performing asset classes for the period.

Maryland, Intermediate and National Tax-Exempt Bond Funds

Municipal yields moved sharply higher over the last six-months ending November 30, 2003, in some cases over 1.0% above their 45 year lows set in early June. Market expectations of a “quantitative ease” by the Fed were shattered in mid-June by statements from the Fed itself and market realizations that the fears of deflation were overblown.

Tax-exempt bond issuance, on pace through the first half of 2003 to shatter the record of $350 billion set last year, slowed substantially during the last five months. An economy growing more quickly than expected has produced unanticipated revenue and tax receipts, lessening the need for borrowing. Mutual fund flows, which were generally positive for the first half of the year, turned negative after the rise in yields, as investors shifted cash to better performing investment classes.

The rise in interest rates across the yield curve, when combined with the short duration of the funds, has resulted in out-performance relative to its peer groups for the last six months. The outlook over the next six months is for continued economic growth with increasing inflation expectations. We believe that the Fed will move to increase the Fed Funds rate from 1.0% sometime in the first half of 2004, possibly as early as March, resulting in higher interest rates and a flatter yield curve.

We plan to keep the duration of the Intermediate Tax-Exempt Bond Fund and the National Tax-Exempt Bond Fund shorter than those of its peer group; strong economic growth coupled with rising inflation fears may force the Fed to increase short-term rates, possibly as soon as the planned March meeting. The result should be higher yields across a flatter interest rate curve. While keeping duration short, we plan to move quickly in periods of volatility, utilizing those opportunities to add relative value.

The State of Maryland and its local and regional governments have been able to escape the economic downturn without any downgrades in credit ratings or adding substantial debt to the balance sheet. With the economy moving in a positive trend, taxes and revenues should move similarly over the next year. Issuance in Maryland was sporadic over the past six months, with demand for the bonds remaining steady. Credit spreads remain relatively tight, although as yields increase, spreads may widen out a little as investors move out of municipals and into other asset classes.

Going forward, the effective duration of the Maryland Tax-Exempt Bond Fund will remain shorter than its peer group, with a slight barbell type structure. This has been initiated in anticipation of a flatter yield curve and higher interest rates.

The Portfolio Manager’s Commentary is not a part of the Semi-Annual Report to Shareholders

As a final note, on January 12, 2004, the Intermediate Tax-Exempt Bond Fund has changed its name to the Tax-Exempt Limited Maturity Bond Fund. By removing “intermediate” from the name, the fund will have more flexibility in making maturity and duration decisions. Previously, the fund was required to keep the average weighted maturity between 3 and 10 years. Going forward, the fund will invest primarily in obligations with short and medium maturities and will have an average weighted maturity of 1 to 5 years. The fund’s philosophy of high credit quality and interest income while minimizing volatility will not change. We feel that the ability to shorten (to a greater degree that previously allowed) the average maturity of the fund in a rising rate environment will serve to dampen volatility while keeping principal losses to a minimum.

Portfolio composition is subject to change at any time without notice.

The Mercantile Capital Opportunities Fund could fluctuate in price more than most funds, due to the volatile nature of both the technology sector and stocks of smaller companies. In addition, the Fund participates heavily in the Initial Public Offering (IPO) market, and a portion of the Fund’s returns consequently are attributable to its investment in IPOs.

International investing is subject to certain risks, such as currency exchange rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial standards.

The Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National Tax-Exempt Bond Funds’ income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Past performance does not guarantee future results. The investment return and principal value of the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than the original cost.

The views expressed in this commentary reflect those of the portfolio managers as of the date of this commentary. Any such views are subject to change at any time based on market or other conditions, and the Funds and the Funds’ Advisor disclaim any responsibility to update such views. These views may not be relied upon as investment advise, and because investment decisions for the Funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any Fund.

The Portfolio Manager’s Commentary is not a part of the Semi-Annual Report to Shareholders

v

Glossary of Index Definitions

The S&P 500® Index is an unmanaged index generally representative of the performance of the U.S. stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks.

The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks

The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks.

The Russell 2000® Index measure the performance of the 2000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index and is considered representative of small-cap stocks.

The MSCI All Country World Free ex-U.S. Index is an unmanaged index of foreign securities that reflects a strategic emerging markets allocation.

The Wilshire Real Estate Securities Index is an unmanaged index generally representative of the U.S. REIT market.

The Lehman Mutual Fund Short 1-5 Year Government/Credit Bond Index is an unmanaged index generally representative of the performance of government and corporate bonds with remaining maturities of between 1 and 5 years.

The Lehman Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government/Credit Bond Index and two Lehman Brothers asset-backed securities indices.

The Lehman Maryland Municipal Bond Index is an unmanaged index that tracks the performance of Maryland municipal bonds. The Lehman Maryland Municipal Bond Index inception date is July 31, 1993. Therefore, the performance figures for the Lehman Municipal Bond Index, an unmanaged index generally representative of the total return of outstanding municipal bonds, are used in the graph for the period June 30, 1992 to June 30, 1993.

The Lehman 1-8 Year Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds with remaining maturities of 1-8 years.

The Lehman 10-Year Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds with maturities of 10 years.

The Portfolio Manager’s Commentary is not a part of the Semi-Annual Report to Shareholders

[GRAPH]

Mercantile Funds, Inc.

Semi-Annual Report

NOVEMBER 30, 2003

Dear Shareholder,

It is a pleasure to present the semi-annual report for Mercantile Funds, Inc. for the period ended November 30, 2003. Included are financial statements and a statement of net assets for each fund listing securities held as of November 30, 2003.

As newspaper headlines continue to report fraudulent actions of firms and individuals within the mutual fund industry, it is important for our shareholders to be confident in the Mercantile Funds. As you may know, there are ongoing regulatory investigations on certain fund companies that allowed or facilitated improper trades in mutual fund shares. This trading activity, which involved both market timing and late trading of mutual fund shares, is of concern to each of us at Mercantile.

We take our responsibility to investors seriously and are committed to meeting our shareholders’ expectations. Mercantile has a well-earned reputation for protecting the interests of long-term shareholders, and we want to assure you that we maintain measures to prevent trading activity that would be detrimental to our shareholders. We have no reason to believe that there has been any effort to circumvent our trading restrictions.

The Mercantile Funds have not been named in any legal or regulatory proceedings. We fully support Securities and Exchange Commission Chairman Donaldson’s effort to protect mutual fund shareholders from illegal late trading and abusive market timing practices. We will remain vigilant to any transactional activity that could cause harm to our shareholders and will take any additional actions necessary to ensure that their interests are protected.

We appreciate your investment in the Mercantile Funds and welcome any suggestions or comments.

Best Regards,

John J. Pileggi

President

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Mercantile Funds, Inc.

PRIME MONEY MARKET FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Par (000)	Value

AGENCY OBLIGATIONS — 26.2%
Federal Home Loan Mortgage — 9.2%
Discount Notes
1.02%, 12/09/03	$25,000	$24,994,333
0.90%, 01/29/04	15,000	14,977,875
1.14%, 02/26/04	10,000	9,972,450
1.27%, 06/16/04	15,000	14,895,225

		64,839,883

Federal National Mortgage Association — 8.5%
Discount Note
Notes
1.07%, 02/25/04	15,000	14,961,658
1.12%, 04/28/04	10,000	9,953,644
1.20%, 08/17/04	15,000	15,000,000
1.40%, 09/21/04	10,000	10,000,000
1.50%, 11/16/04	10,000	10,000,000

		59,915,302

Student Loan Marketing Association — 8.5%
Floating Rate Notes**
1.04%, 12/02/03	15,000	15,000,000
1.03%, 12/02/03	15,000	15,000,000
1.01%, 12/02/03	15,000	15,000,000
1.00%, 12/02/03	15,000	15,000,000

		60,000,000

TOTAL AGENCY OBLIGATIONS
(Cost $184,755,185)		184,755,185

CERTIFICATES OF DEPOSIT — 7.1%
CIBC
1.06%, 12/30/03	15,000	15,000,000
Toronto Dominion Bank
1.08%, 01/27/04	20,000	20,000,000
Wells Fargo
1.04%, 12/09/03	15,000	15,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $50,000,000)		50,000,000

COMMERCIAL PAPER — 31.6%
Banks — 3.5%
Westdeutche Landesbank Girozentrale
1.16%, 12/02/03	15,000	14,999,517
1.02%, 12/03/03	10,000	9,983,200

		24,982,717

Broker/Dealers — 6.4%
Dexia Del., LLC
1.08%, 01/22/04	25,000	24,961,180
UBS Finance
1.03%, 12/22/03	20,000	19,987,983

		44,949,163

	Par (000)	Value

COMMERCIAL PAPER — Continued
Financial Services — 17.7%
Goldman Sachs
1.11%, 02/24/04	$15,000	$14,960,688
HBOS Treasury Service
1.08%, 01/14/04	25,000	24,967,000
J.P. Morgan & Co.
1.07%, 02/23/04	15,000	14,962,550
Merrill Lynch
1.02%, 12/03/03	15,000	14,999,150
Morgan Stanley Dean Witter
1.04%, 12/19/03	15,000	14,992,200
Societe Generale
1.09%, 02/05/04	15,000	14,970,025
Toyota
1.02%, 12/17/03	25,000	24,988,667

		124,840,280

Utilities — Electric — 4.0%
General Electric Capital Corp.
1.07%, 12/18/03	10,000	9,994,900
1.00%, 02/04/04	18,000	17,967,500

		27,962,400

TOTAL COMMERCIAL PAPER
(Cost $222,734,560)		222,734,560

ASSET BACKED SECURITIES — 19.4%
Finance
Amsterdam Funding Corp.***
1.05%, 12/16/03	10,000	9,995,625
1.05%, 12/29/03	15,000	14,987,750
Barton***
1.09%, 01/08/04	15,000	14,982,742
Delaware Funding***
1.04%, 12/16/03	20,000	19,991,333
Edison Asset Securitization***
1.12%, 04/06/04	10,000	9,960,489
Fairway Finance***
1.07%, 02/09/04	15,000	15,000,000
1.12%, 03/08/04	10,000	9,969,511
Kitty Hawk Funding***
1.05%, 12/19/03	10,044	10,038,727
Old Line Funding Corp.***
1.09%, 01/07/04	12,000	11,986,557
1.09%, 01/13/04	10,131	10,117,810
Three Pillars***
1.05%, 12/15/03	10,000	9,995,917

TOTAL ASSET-BACKED SECURITIES
(Cost $137,026,461)		137,026,461

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

PRIME MONEY MARKET FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

	Par (000)	Value

REPURCHASE AGREEMENTS — 12.3%
Banc of America Securities, LLC
(Agreement dated 11/28/03 to be repurchased at $21,903,149 collateralized by $19,280,000 (Value $22,239,716) U.S. Treasury Notes, 6.25%, due 8/15/23)
0.99%, 12/01/03	$21,901	$21,901,342
J.P. Morgan Securities, Inc.
(Agreement dated 11/28/03 to be repurchased at $20,001,633 collateralized by $20,099,000 (Value $20,392,702) U.S. Treasury Notes, 2.25%, due 7/04)
0.98%, 12/01/03	20,000	20,000,000
Morgan Stanley Securities, Inc.
(Agreement dated 11/28/03 to be repurchased at $20,001,600 collateralized by $17,820,000 (Value $20,371,002) U.S. Treasury Notes, 7.0%, due 7/06)
0.96%, 12/01/03	20,000	20,000,000
Wachovia Securities, Inc.
(Agreement dated 11/28/03 to be repurchased at $25,002,042 collateralized by $24,829,000 (Value $25,503,793) U.S. Treasury Notes, 3.25%, due 5/04)
0.98%, 12/01/03	25,000	25,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $86,901,342)		86,901,342

	Number of Shares	Value

INVESTMENT COMPANIES — 3.4%
Goldman Sachs Financial Square Prime Obligations Fund	182,001	$182,001
Merrill Lynch Premier Institutional Fund	20,274,124	20,274,124
BlackRock Provident Institutional Funds — TempFund	3,316,415	3,316,415

TOTAL INVESTMENT COMPANIES
(Cost $23,772,540)		23,772,540

TOTAL INVESTMENT IN SECURITIES — 100.0%
(Cost $705,190,088*)		705,190,088
OTHER LIABILITIES IN EXCESS OF ASSETS — 0.0%		(299,863)

NET ASSETS — 100.0%		$704,890,225

NET ASSET VALUE PER SHARE
Institutional Shares
($703,426,093 ÷ 703,489,743 shares outstanding)		$1.00

Class A Shares
($1,022,811 ÷ 1,022,811 shares outstanding)		$1.00

Class B Shares
($13,136 ÷ 13,138 shares outstanding)		$1.00

Class C Shares
($428,185 ÷ 428,185 shares outstanding)		$1.00

*	Aggregate cost for Federal income tax purposes.
**	The rates shown are as of November 28, 2003
***	Security was purchased pursuant to Rule 144a of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

GOVERNMENT MONEY MARKET FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Par (000)	Value

AGENCY OBLIGATIONS — 84.7%
Federal Farm Credit Bureau — 10.6%
Discount Notes
0.93%, 12/02/03	$4,000	$3,999,897
0.85%, 01/12/04	7,500	7,492,562
0.90%, 01/15/04	4,000	3,994,250
1.01%, 02/26/04	10,000	9,975,592
0.90%, 03/17/04	10,000	9,973,250
Floating Rate Notes**
1.02%, 12/16/03	5,000	5,000,000

		40,435,551

Federal Home Loan Bank — 17.0%
Discount Notes
1.02%, 12/05/03	15,000	14,998,292
1.01%, 12/10/03	10,000	9,997,475
1.00%, 12/26/03	10,000	9,993,056
1.03%, 01/16/04	10,000	9,986,839
1.13%, 05/07/04	10,000	9,950,406
Notes
1.04%, 12/03/03	10,000	9,999,425

		64,925,493

Federal Home Loan Mortgage Corp. — 20.9%
Discount Notes
1.09%, 12/04/03	10,000	9,999,096
1.01%, 12/15/03	10,000	9,996,072
1.05%, 12/18/03	10,000	9,995,042
1.08%, 01/09/04	10,000	9,988,300
1.07%, 01/21/04	15,000	14,977,262
1.07%, 02/05/04	10,000	9,980,475
1.08%, 03/01/04	10,000	9,972,700
Notes
1.09%, 09/09/05	5,000	5,000,000

		79,908,947

Federal National Mortgage Association — 21.9%
Discount Notes
1.00%, 12/12/03	4,000	3,998,778
1.05%, 12/24/03	15,000	14,989,937
1.12%, 04/14/04	7,500	7,468,500
1.15%, 05/05/04	7,500	7,462,625
1.19%, 06/15/04	7,500	7,451,160
Notes
1.02%, 12/19/03	5,000	4,997,450
1.05%, 01/07/04	10,000	9,989,157
1.07%, 02/18/04	10,000	9,976,519
1.20%, 08/17/04	7,500	7,500,000
1.40%, 09/21/04	5,000	5,000,000
1.50%, 11/16/04	5,000	5,000,000

		83,834,126

	Par (000)	Value

AGENCY OBLIGATIONS — Continued
Student Loan Marketing Association — 14.3%
Floating Rate Notes**
1.02%, 12/18/03	$5,000	$5,000,000
1.04%, 01/15/04	10,000	10,000,000
1.03%, 02/19/04	10,000	10,000,000
1.00%, 03/18/04	10,000	10,000,000
1.00%, 04/15/04	10,000	10,000,000
1.00%, 05/20/04	10,000	10,000,000

		55,000,000

TOTAL AGENCY OBLIGATIONS
(Cost $324,104,117)		324,104,117

REPURCHASE AGREEMENTS — 11.2%
Banc of America Securities, LLC
(Agreement dated 11/28/03 to be repurchased at $12,856,029 collateralized by $11,320,000 (Value $13,057,758) U.S. Treasury Notes, 6.25%, due 8/15/23)
0.99%, 12/01/03	12,855	12,854,969
J.P. Morgan Securities, Inc.
(Agreement dated 11/28/03 to be repurchased at $10,000,817 collateralized by $10,049,000 (Value $10,195,844) U.S. Treasury Notes, 2.25%, due 7/04)
0.98%, 12/01/03	10,000	10,000,000
Morgan Stanley Securities, Inc.
(Agreement dated 11/28/03 to be repurchased at $10,000,800 collateralized by $9,655,000 (Value $10,200,340) U.S. Treasury Notes, 5.0%, due 8/15/11)
0.96%, 12/01/03	10,000	10,000,000
Wachovia Securities, Inc.
(Agreement dated 11/28/03 to be repurchased at $10,000,817 collateralized by $9,888,000 (Value $10,201,228) U.S. Treasury Notes, 3.25%, due 5/04)
0.98%, 12/01/03	10,000	10,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $42,854,969)		42,854,969

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

GOVERNMENT MONEY MARKET FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

	Number of Shares	Value

INVESTMENT COMPANIES — 4.1%
Goldman Sachs Financial Square Prime Obligations Fund	2,575,559	$2,575,559
Merrill Lynch Premier Institutional Fund	11,686,802	11,686,802
BlackRock Provident Institutional Funds — TempFund	1,451,227	1,451,227

TOTAL INVESTMENT COMPANIES
(Cost $15,713,588)		15,713,588

TOTAL INVESTMENT IN SECURITIES — 100.0%
(Cost $382,672,674)		382,672,674
OTHER LIABILITIES IN EXCESS OF ASSETS — 0.0%		(174,981)

NET ASSETS — 100.0%		$382,497,693

Value
NET ASSET VALUE PER SHARE
Institutional Shares
($381,387,048 ÷ 381,515,058 shares outstanding)	$1.00

Class A Shares
($1,104,701 ÷ 1,104,701 shares outstanding)	$1.00

Class B Shares
($2,933 ÷ 2,933 shares outstanding)	$1.00

Class C Shares
($3,010 ÷ 3,010 shares outstanding)	$1.00

*	Aggregate cost for Federal income tax purposes.
**	The rates shown are as of November 28, 2003

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

TAX-EXEMPT MONEY MARKET FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — 93.5%
Alabama — 0.9%
City of Montgomery, CP, General Electric
0.85%, 12/09/03	$3,000	$3,000,000

Alaska — 1.5%
Valdez Alaska Marine Terminal, RB, VRDB, Exxon Pipeline Company Project**
1.05%, 12/01/03	1,000	1,000,000
1.08%, 12/01/03	2,000	2,000,000
1.05%, 12/01/03	1,100	1,100,000
1.05%, 12/01/03	1,000	1,000,000

		5,100,000

Arizona — 3.6%
Salt River Agriculture Improvement & Power Distribution, RB, Salt River Project, Prerefunded 1/01/04 @ 100
4.75%, 01/01/04	7,000	7,022,891
Salt River Agriculture Improvement & Power Distribution, RB, CP, LIQ: Wells, M&I Bank One, MG, Bank of New York, Bank of America
0.85%, 12/10/03	3,000	3,000,000
0.95%, 02/05/04	2,000	2,000,000

		12,022,891

California — 5.3%
California State Department of Water Resources and Power Supply, RB, CP, LIQ: Landesbank Hessen
1.05%, 12/16/03	4,000	4,000,000
California State Department of Water Resources and Power Supply, RB, VRDB: Dexia Credit Local**
1.10%, 12/07/03	2,000	2,000,000
City of Fremont, COP, VRDB, CTFS, Maintenance Center & Fire Project, INS: AMBAC, SPA: Dexia Credit Local**
1.12%, 12/07/03	6,920	6,920,000
Newport Beach, RB, VRDB, Hoag Memorial Presbyterian Hospital, SPA: Bank of America**
0.99%, 12/01/03	2,650	2,650,000
Santa Clara Valley Transportation Authority, RN, Bond & Grant Anticipation Notes
3.00%, 12/04/03	2,705	2,705,430

		18,275,430

	Par (000)	Value

MUNICIPAL BONDS — Continued
Colorado — 1.5%
Colorado Housing and Financial Authority, RB, Single Family Mortgage
1.00%, 07/01/04	$2,000	$2,000,000
Colorado State General Fund, RN, TRAN
1.75%, 06/25/04	3,000	3,015,126

		5,015,126

Connecticut — 1.2%
Connecticut State, GO, VRDB, SPA: Bayerische Landesbank**
1.07%, 12/07/03	1,100	1,100,000
Connecticut State Health & Educational Facilities, RB, VRDB, Yale University, Revolving Credit Agreement: Credit Local de France, Toronto Dominion Bank, Landesbank Hessen-Thuringen**
1.07%, 12/07/03	3,000	3,000,000

		4,100,000

District of Columbia — 1.5%
District of Columbia, RB, VRDB, George Washington University, INS: MBIA, SPA: Bank of America**
1.10%, 12/07/03	5,000	5,000,000

Florida — 5.4%
Broward County, GO
5.00%, 01/01/04	2,250	2,257,927
Broward County, Sales Tax, RB, CP, RCA: Dexia Credit Local
1.00%, 12/02/03	3,000	3,000,000
Dade County School District, GO, INS: MBIA
6.00%, 07/15/03	2,000	2,062,389
University Athletic Association, RB, VRDB, University of Florida Stadium Project, Capital Improvements, LOC: Sun Trust**
1.10%, 12/01/03	5,900	5,900,000
Volusia County Health Facilities Authority, RB, VRDB, Pooled Hospital Lending Program, INS: FGIC, SPA: Sun Trust**
1.03%, 12/07/03	4,900	4,900,000

		18,120,316

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

TAX-EXEMPT MONEY MARKET FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued
Georgia — 3.1%
Atlanta Water & Sewer, RB, Prerefunded 1/1/04 @ 102
4.80%, 01/01/04	$2,200	$2,250,955
5.00%, 01/01/04	5,100	5,219,295
Municipal Electric Authority, RB, VRDB, INS: FSA, SPA: Dexia Credit Local**
1.07%, 12/07/03	3,000	3,000,000

		10,470,250

Idaho — 1.0%
Idaho Health Facilities Authority, RB, VRDB, St. Lukes Medical Center, INS: FSA, SPA: Harris Trust**
1.06%, 12/01/03	3,500	3,500,000

Illinois — 5.5%
Chicago Metropolitan Water Reclamation, GO, Capital Improvement
5.00%, 12/01/03	2,585	2,585,000
Cook County, GO, VRDB, Capital Improvement, SPA: Landesbank Hessen-Thuringen**
1.13%, 12/07/03	1,000	1,000,000
Cook County Community Construction, GO, Schaumburg Township
3.05%, 01/01/04	1,225	1,226,906

Illinois Educational Facilities, RB, VRDB, Northwestern University, SPA: Bank One**
1.10%, 12/07/03	4,000	4,000,000
Illinois Educational Facilities, RB, VRDB, Northwestern University, SPA: Northern Trust Company**
1.10%, 12/07/03	1,700	1,700,000
Illinois Health Facilities Authority, RB, VRDB, St. Lukes Medical Center, INS: MBIA, SPA: Bank One**
1.12%, 12/07/03	2,000	2,000,000
Illinois Health Facilities Authority, RB, VRDB, Rush Presby — St. Lukes Medical Center, LIQ: Northern Trust**
1.12%, 12/07/03	1,220	1,220,000
Joliet Regional Port District, RB, VRDB, Exxon Marine Terminal Project**
0.99%, 12/01/03	4,800	4,800,000

		18,531,906

	Par (000)	Value

MUNICIPAL BONDS — Continued
Indiana — 3.9%
City of Mt. Vernon, RB, CP, General Electric
0.85%, 12/10/03	$4,500	$4,500,000
Indiana Bond Bank, RN, Midyear Funding Program
1.25%, 04/15/04	3,000	3,003,537
Indiana Bond Bank, RN, Advance Funding Program, INS: AMBAC
2.00%, 01/27/04	3,000	3,004,166
Indiana State Office Building Community Facilities, RB
5.00%, 07/01/04	2,000	2,046,465
St Joseph County Educational Facilities, RB, VRDB, University of Notre Dame, LIQ: Northern Trust, Fifth Third**
1.05%, 12/01/03	700	700,000

		13,254,168

Kansas — 1.0%
Kansas State Department of Transportation and Highways, RB, VRDB, INS: Pooled Money Investment Board**
1.03%, 12/01/03	3,500	3,500,000

Louisiana — 0.5%
St. Charles Parish, RB, VRDB, PCRB, Shell Oil Company Project**
0.75%, 12/01/03	1,550	1,550,000

Maryland — 6.7%
City of Baltimore, RB, VRDB, IDA, Capital Acquisition, LOC: Bayerische Landesbank**
1.12%, 12/07/03	2,000	2,000,000
Maryland Health and Higher Education, RB, CP, Johns Hopkins University
0.85%, 01/07/04	2,336	2,336,000
Montgomery County, GO, LIQ: Toronto Dominion
0.90%, 01/08/04	3,500	3,500,000
0.95%, 02/04/04	1,000	1,000,000
University System of Maryland, COP, VRDB, CTFS, College Park Business School, LOC: Bank of America**
1.17%, 12/07/03	5,000	5,000,000
Washington Suburban District, GO, VRDB, BAN, SPA: Bank of America**
1.12%, 12/01/03	5,050	5,050,000
1.12%, 12/01/03	3,675	3,675,000

		22,561,000

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

TAX-EXEMPT MONEY MARKET FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued
Massachusetts — 4.2%
Massachusetts State, GO, VRDB, SPA: State Street Bank and Trust**
1.15%, 12/07/03	$2,000	$2,000,000
Massachusetts State Health & Educational Facilities Authority, RB, VRDB, Capital Asset Program, LOC: Bank One**
1.10%, 12/01/03	3,000	3,000,000
Massachusetts State Water Resources Authority, RB, VRDB, LIQ: Landesbank Hessen Thuringen**
1.05%, 12/07/03	3,050	3,050,000
Massachusetts State Water Revenue Authority, RB, CP, LIQ: Bayerische Landesbank Gironzentrale 0.85%, 12/03/03	6,000	6,000,000

		14,050,000

Michigan — 2.8%
Michigan State Building Authority, RB, Facilities Program
5.25%, 10/15/04	2,585	2,678,296
University of Michigan, RB, CP
0.98%, 12/04/03	3,000	3,000,000
University of Michigan, RB, VRDB, Medical Service Plan**
1.10%, 12/01/03	1,950	1,950,000
University of Michigan, RB, VRDB, University Hospital**
1.10%, 12/01/03	2,000	2,000,000

		9,628,296

Minnesota — 4.3%
Metropolitan Council of Minneapolis, St. Paul Metro Area, GO, Sewers
4.50%, 12/01/03	3,120	3,120,000
Minneapolis, RB, VRDB, Univeristy Gateway Project, SPA: Wells Fargo Bank**
1.05%, 12/07/03	6,000	6,000,000
Rochester, Minnesota Health, RB, CP, Mayo Foundation
0.95%, 01/07/04	2,400	2,400,000
0.95%, 01/07/04	3,000	3,000,000

		14,520,000

Mississippi — 0.3%
Harrison County Pollution Control, RB, VRDB, Du Pont de Nemours**
1.10%, 12/01/03	1,100	1,100,000

	Par (000)	Value

MUNICIPAL BONDS — Continued
Missouri — 1.7%
Missouri State Health & Educational Facilities, RB, VRDB, Cox Health Systems, INS: AMBAC, SPA: Bank of Nova Scotia**
1.10%, 12/07/03	$3,700	$3,700,000
Missouri State Health & Educational Facilities, RB, VRDB, Washington University Project, SPA: Morgan Guaranty Trust**
1.10%, 12/07/03	850	850,000
1.00%, 12/07/03	1,140	1,140,000

		5,690,000

Nebraska — 1.5%
Nebraska Public Power Distribution, RN, Construction Notes
3.50%, 12/01/03	5,000	5,000,000

New Jersey — 1.1%
New Jersey State Educational Facilities Authority, RB, William Paterson University, INS: XLCA
5.00%, 07/01/04	1,525	1,560,251
Ocean City Utilites Authority, Wastewater Revenue, RB, INS: Government of Authority.
5.00%, 01/01/04	2,100	2,107,127

		3,667,378

New Mexico — 1.5%
New Mexico State, RN, TRAN
2.00%, 06/30/04	5,000	5,033,020

New York — 4.9%
Long Island Power Authority, RB, VRDB**
1.05%, 12/07/03	4,000	4,000,000
New York City Municipal Water Financial Authority, Water and Sewer Systems, RB, VRDB, INS: MBIA, SPA: Credit Suisse First Boston**
1.08%, 12/03/03	2,000	2,000,000
New York City Transitional Financial Authority, RB, VRDB, New York City Recovery, SPA: Bank of New York**
1.10% , 12/07/03	4,200	4,200,000

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

TAX-EXEMPT MONEY MARKET FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued
New York — Continued
New York State Environmental Facilities Corporation, RB, CP, Clean Water & Drinking Revolving Fund
0.90%, 01/12/04	$2,500	$2,500,000
0.90%, 02/04/04	4,000	4,000,000

		16,700,000

North Carolina — 3.8%
City of Durham, COP, VRDB, CTFS, SPA: Wachovia Bank of North Carolina**
1.15%, 12/07/03	1,000	1,000,000
North Carolina Educational Facilities, Financial Agency Revenue, RB, Floating Maturity, Duke University Project
0.95%, 12/07/03	5,420	5,420,000
University of North Carolina, RB, VRDB**
1.07%, 12/07/03	4,300	4,300,000
Winston Salem Community Treatment Facilities Partnership, COP, VRDN, SPA: Dexia Credit Local**
1.10%, 12/07/03	2,000	2,000,000

		12,720,000

Ohio — 2.3%
City of Cincinnati, GO
3.25%, 12/01/03	2,765	2,765,000
Ohio State University, RB, CP
0.85%, 12/03/03	3,000	3,000,000
Ohio State Univeristy General Recipents, RB, VRDB**
1.07%, 12/01/03	1,900	1,900,000

		7,665,000

Oregon — 0.8%
Oregon State, GO, VRDB, SPA: Morgan Guaranty Trust**
1.10%, 12/07/03	2,600	2,600,000

Pennsylvania — 5.4%
Allentown Commercial & Industrial Development, RB, VRDB, Diocese of Allentown, LOC: Wachovia Bank**
1.10%, 12/07/03	1,500	1,500,000
City of Philadelphia, GO, TRAN
2.00%, 06/30/04	3,000	3,017,904
Delaware County, RB, VRDB, IDA, General Electric**
1.00%, 12/07/03	2,200	2,200,000

	Par (000)	Value

MUNICIPAL BONDS — Continued
Pennsylvania — Continued
Delaware County, RB, VRDB, IDA, United Parcel Service Project**
0.99%, 12/01/03	$2,600	$2,600,000
Pennsylvania State University, RB, VRDB, SPA: Westdeutsche Landesbank**
1.12%, 12/07/03	2,500	2,500,000
Pennsylvania State Turnpike, Community Turnpike Revenue, RB, VRDB, SPA: Westdeutsche Landesbank, Bayerische Landesbank, Gironzentrale, Landesbank Baden, Wurtemburg**
1.10%, 12/07/03	4,300	4,300,000
West Chester Area School District, GO, INS: State Aid Withholding
1.50%, 12/01/03	2,000	2,000,000

		18,117,904

Puerto Rico — 0.9%
Puerto Rico Commonwealth, RN, TRAN
2.00%, 07/30/04	3,000	3,019,720

South Carolina — 2.7%
Berkeley County, RB, PCRB, VRDB, GTD, Amoco Chemical Company Project**
1.10%, 12/01/03	2,200	2,200,000
South Carolina Public Service, RB, CP, LIQ: Dexia Credit Local, Bank Paribus
0.85%, 01/09/04	3,000	3,000,000
South Carolina Public Service, RB, CP, LIQ: Toronto Dominion, Bank of Nova Scotia
0.85%, 02/05/04	4,000	4,000,000

		9,200,000

Texas — 7.9%
Dallas Area Rapid Transit, RB, CP, LIQ: Westdeutsche Landesbank, State Street
0.85%, 01/09/04	4,200	4,200,000
Gulf Coast Waste Disposal Authority, RB, VRDB, Amoco Oil Company Project**
1.05%, 12/01/03	3,000	3,000,000
Harris County, GO, CP, RCA: Bank of Nova Scotia
0.85%, 12/05/03	1,060	1,060,000

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

TAX-EXEMPT MONEY MARKET FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued
Texas — Continued
Methodist Hospital, RB, CP, INS: AMBAC, SPA: Dexia Credit Local
0.95%, 01/07/04	$3,500	$3,500,000
North Central Texas Health Facilities Development, RB, VRDB, Presbyterian Medical Center, SPA: Chase Manhattan**
1.06%, 12/01/03	1,300	1,300,000
North Central Texas Health Facilities Development, RB, VRDB, Presbyterian Medical Center, INS: MBIA, SPA: Chase Manhattan**
1.06%, 12/01/03	1,200	1,200,000
Red River Education Finance Corporation, RB, VRDB, Texas Christian University Project**
1.12%, 12/07/03	2,000	2,000,000
San Antonio Gas & Electric, RB, CP, LIQ: Landesbank Hessen-Thuringen
0.90%, 01/15/04	4,000	4,000,000
Texas A&M University, RB
5.00%, 05/15/04	2,180	2,218,247
Texas State, RN, TRAN
2.00%, 08/31/04	3,000	3,019,922
University of Houston, RB
4.50%, 02/15/04	1,240	1,248,644

		26,746,813

Utah — 1.0%
Intermountain Power Agency, RB, INS: AMBAC, SPA: Morgan Guaranty Trust
1.12%, 12/04/03	2,000	2,000,000
Salt Lake County, RB, VRDB, PCRB, Service Station Holdings Project, BP Amoco**
1.08%, 12/01/03	1,500	1,500,000

		3,500,000

Virginia — 2.6%
Fairfax County, GO, GPI, INS: State Aid Withholding
4.50%, 06/01/04	1,000	1,017,418
IDA Hampton, RB, CP, Sentara Health System, LIQ: Wachovia Bank
0.85%, 12/05/03	3,000	3,000,000
Peninsula Port Authority, RB, CP, LIQ: U.S. Bank
0.85%, 12/03/03	5,000	5,000,000

		9,017,418

	Par (000)	Value

MUNICIPAL BONDS — Continued
Wisconsin — 0.2%
State of Wisconsin, GO, CP, SPA: Bank of Nova Scotia
1.00%, 02/09/04	$1,071	$1,071,000

Wyoming — 1.0%
Lincoln County, RB, VRDB, PCRB, Exxon Mobil Project**
0.99%, 12/01/03	2,000	2,000,000
Sublette County, RB, VRDB, PCRB, Exxon Mobil Corp. Project**
1.08%, 12/01/03	1,300	1,300,000

		3,300,000

TOTAL MUNICIPAL BONDS
(Cost $316,347,636)		316,347,636

	Number of Shares
INVESTMENT COMPANIES — 6.2%
Goldman Sachs Financial Square Tax-Free Money Market Fund	9,219,086	9,219,086
BlackRock Provident Institutional Funds — MuniFund	11,855,175	11,855,175

TOTAL INVESTMENT COMPANIES
(Cost $21,074,261)		21,074,261

TOTAL INVESTMENT IN SECURITIES — 99.7%
(Cost $337,421,897*)		337,421,897
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		1,088,953

NET ASSETS — 100.0%		$338,510,850

NET ASSET VALUE PER SHARE
Institutional Shares
($333,791,898 ÷ 333,870,159 shares outstanding)		$1.00

Class A Shares
($4,716,940 ÷ 4,717,380 shares outstanding)		$1.00

Class B Shares
($1,005 ÷ 1,005 shares outstanding)		$1.00

Class C Shares
($1,008 ÷ 1,008 shares outstanding)		$1.00

*	Aggregate cost for Federal income tax purposes.
**	The rates shown are as of November 28, 2003 and the maturity dates shown are the shorter of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

GROWTH & INCOME FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Number of Shares	Value

COMMON STOCK — 97.1%
Consumer Discretionary — 15.4%
Clear Channel Communication	50,720	$2,120,603
Comcast Corp-CL A New*	303,440	9,521,947
Cox Communications*	98,700	3,345,930
Disney Walt Company	359,060	8,290,695
Gannett Company, Inc.	129,980	11,256,268
General Motors — Class H*	418,520	6,947,432
Johnson Controls, Inc.	62,190	6,806,073
New York Times Co.	90,220	4,141,098
Sony Corp. ADR	197,745	6,792,541
Tiffany & Co.	253,770	11,508,469

		70,731,056

Consumer Staples — 11.7%
Costco Wholesale Corp.*	186,560	6,682,579
General Mills Inc.	230,860	10,391,009
Gillette Co.	108,610	3,663,415
Nestle ADR	158,850	9,231,314
Pepsico, Inc.	135,230	6,507,268
Proctor & Gamble Company	50,320	4,842,797
Sysco Corp.	264,560	9,608,819
Wal-Mart Stores, Inc.	50,330	2,800,361

		53,727,562

Energy — 4.5%
BP PLC ADR	186,910	7,979,188
Exxon Mobil Corp.	353,202	12,775,316

		20,754,504

Financials — 19.0%
Berkshire Hathaway B, Inc.*	3,307	9,262,907
Capital One Financial	190,150	11,355,758
Citigroup, Inc.	36,940	1,737,658
Jefferson Pilot Corp.	208,325	10,110,012
Marsh & McLennan Companies, Inc.	44,700	1,986,468
Moody’s Corp.	195,560	11,201,677
Northern Trust Corp.	309,920	13,899,912
State Street Corp.	313,270	15,964,239
Wells Fargo Company	207,110	11,873,616

		87,392,247

Health Care — 12.7%
Abbott Laboratories
Alcon	134,430	5,941,806
Cephalon, Inc.*,**	185,040	10,763,777
Guidant Corp.	95,420	4,483,786
Johnson & Johnson	65,370	3,711,055
Lilly (Eli), and Co.	219,560	10,822,112
Medco Health Solutions, Inc.*	172,150	11,802,604
Merck & Co., Inc.	14,491	527,907

	Number of Shares	Value

COMMON STOCK — Continued
Health Care — Continued
Zimmer Holdings Inc.	327,560	$10,989,638

		59,042,685

Industrials — 10.6%
Emerson Electric Co.	59,240	3,616,010
General Electric Co.	91,960	2,636,493
Norfolk Southern Corp.	531,320	11,375,561
Northrop Grumman Corp.	110,460	10,231,910
Southwest Airlines Co.	420,765	7,565,355
United Parcel Service	66,830	4,863,219
United Technologies	96,470	8,267,479

		48,556,027

Information Technology — 19.0%
Adobe Sys Inc Com	135,390	5,594,315
Automatic Data Processing, Inc.	358,900	13,720,747
Dell Computer Corp.*	340,870	11,760,015
Electronic Arts. Inc.*	156,060	6,902,534
Fair Isaac Corp.	74,010	4,082,392
Hewlett-Packard Company	61,820	1,340,876
IBM	123,460	11,178,068
Intel Corp.	236,390	7,902,518
Intuit, Inc.*	134,870	6,781,264
Microsoft	370,960	9,533,672
Qualcomm, Inc.	133,450	5,945,197
Texas Instruments, Inc.	81,500	2,425,440

		87,167,038

Telecommunication — 2.8%
Verizon Communications	48,970	1,604,747
Vodafone ADR	491,980	11,487,733

		13,092,480

Utilities — 1.3%
Xcel Energy, Inc.*,**	364,720	6,090,824

TOTAL COMMON STOCKS
(Cost $365,302,725)		446,554,423

	Par (000)
REPURCHASE AGREEMENTS — 2.7%
Banc of America Securities, LLC
(Agreement dated 11/28/03 to be repurchased at $12,540,034 collateralized by $11,040,000 (Value $12,734,775) U.S. Treasury Notes, 6.25%, due 08/15/23)
0.99%, 12/01/03	$12,539	12,539,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,539,000)		12,539,000

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

GROWTH & INCOME FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

	Par (000)	Value

SECURITIES LENDING COLLATERAL — 1.8%
Repurchase Agreements
Deutsche Bank Group

(Agreement dated 11/28/03 to be repurchased at $7,595,193 collateralized by Federal National Mortgage Association value $6,031,806, 4.375%, due 03/15/13 and Federal National Mortgage Association value $1,714,662, 7.125%, due 01/15/30)

1.06%, 12/01/03	$7,595	$7,594,522
Lehman Brothers, Inc.
(Agreement dated 11/28/03 to be repurchased at $513,015 collateralized by Federal National Mortgage Association value $524,056, 3.375%, due 12/15/08)
2.625%, 12/01/03	512	512,970

TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,107,492)		8,107,492

TOTAL INVESTMENT IN SECURITIES — 101.6%
(Cost $385,949,217***)		467,200,915
OTHER LIABILITIES IN EXCESS OF ASSETS — (1.6)%		(7,578,780)

NET ASSETS — 100.0%		$459,622,135

Value
NET ASSET VALUE PER SHARE
Institutional Shares
($455,207,217 ÷ 26,527,212 shares outstanding)	$17.16

Class A Shares
($2,157,521 ÷ 125,947 shares outstanding)	$17.13

Class B Shares
($377,543 ÷ 22,089 shares outstanding)	$17.09

Class C Shares
($1,879,854 ÷ 110,238 shares outstanding)	$17.05

*	Non-income producing securities.
**	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer.
***	Aggregate cost for Federal income tax purposes is $387,564,755. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$90,831,173
Excess of tax cost over value	$(11,195,013)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

EQUITY INCOME FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Number of Shares	Value

COMMON STOCK — 97.5%
Consumer Discretionary — 7.0%
Carnival Cruise	23,930	$842,097
Comcast Corp-CL A New*	16,880	529,694
Gannett Co., Inc.	21,530	1,864,498
General Motors Corp.	21,940	938,593
May Department Stores Co.	46,370	1,374,871

		5,549,753

Consumer Staples — 9.4%
Conagra	48,760	1,194,620
General Mills, Inc.	30,590	1,376,856
Gillette Co.	24,430	824,024
Nestle ADR	14,840	862,403
Procter & Gamble Co.	17,095	1,645,223
Wal-Mart Stores, Inc.	27,790	1,546,236

		7,449,362

Energy — 9.6%
BP PLC ADR	58,545	2,499,286
Chevron-Texaco Corp.	23,650	1,776,115
Exxon Mobil Corp.	50,770	1,836,351
Schulmberger Ltd.	31,545	1,480,091

		7,591,843

Financials — 21.6%
American International Group	17,180	995,581
Bank of New York	40,220	1,233,950
Chubb Corp.	14,780	967,351
Citigroup, Inc.	51,550	2,424,912
Comerica, Inc.	40,630	2,118,855
Lincoln National Corp.	60,940	2,389,457
Marsh & McLennan Companies, Inc.	24,190	1,075,004
St. Paul Co.	45,040	1,670,984
T. Rowe Price Group, Inc.	20,035	842,271
Wachovia Corp.	34,261	1,567,441
Wells Fargo Company	31,650	1,814,494

		17,100,300

Financials — REIT — 4.6%
Archstone-Smith Trust	68,405	1,879,769
ProLogis Trust	57,860	1,764,730

		3,644,499

Health Care — 8.9%
Johnson & Johnson	21,760	1,072,550
Lilly (Eli), and Co.	25,335	1,736,968

	Number of Shares	Value

COMMON STOCK — Continued
Health Care — Continued
Merck & Co., Inc.	23,145	$939,687
Pfizer Inc.	54,440	1,826,462
Wyeth Co.	36,950	1,455,830

		7,031,497

Industrials — 11.7%
3M Co.	12,040	951,642
Caterpillar, Inc.	24,280	1,846,494
Emerson Electric Co.	25,920	1,582,157
General Electric Co.	59,360	1,701,851
Honeywell International	64,905	1,927,029
Northrop Grumman Corp.	13,530	1,253,284

		9,262,457

Information Technology — 8.2%
Autodesk	42,390	984,296
Automatic Data Processing, Inc.	21,850	835,326
IBM	21,180	1,917,637
Intel Corp.	27,415	916,483
Microsoft	42,510	1,092,507
Teradyne, Inc.*	26,980	679,087

		6,425,336

Materials — 6.6%
Air Products & Chemicals	29,220	1,400,807
Du Pont E I De Nemours	36,950	1,531,947
Weyerhaeuser Co.	22,605	1,288,485
Worthington Industries, Inc.	71,095	1,018,080

		5,239,319

Telecommunication — 6.4%
Alltel Corp.	31,220	1,417,700
Bellsouth	45,910	1,195,037
Verizon Communications	50,220	1,645,709
Vodafone ADR	33,080	772,418

		5,030,864

Utilities — 3.5%
Duke Energy Corp.	41,670	751,727
Keyspan Corp.	15,230	536,553
Xcel Energy*	90,600	1,513,020

		2,801,300

TOTAL COMMON STOCKS
(Cost $64,137,386)		77,126,530

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

EQUITY INCOME FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

	Par (000)	Value

REPURCHASE AGREEMENT — 2.3%
Banc of America Securities, LLC
(Agreement dated 11/28/03 to be repurchased at $1,795,148 collateralized by $1,585,000 (Value $1,828,317) U.S. Treasury Notes, 6.25%, due 8/15/23) 0.99%, 12/01/03	$1,795	$1,795,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,795,000)		1,795,000

TOTAL INVESTMENT IN SECURITIES — 99.8%
(Cost $65,932,386**)		78,921,530
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		165,814

NET ASSETS — 100.0%		$79,087,344

Value
NET ASSET VALUE PER SHARE
Institutional Shares
($78,935,891 ÷ 18,864,463 shares outstanding)	$4.18

Class A Shares
($118,442 ÷ 28,319 shares outstanding)	$4.18

Class B Shares
($30,503 ÷ 7,295 shares outstanding)	$4.18

Class C Shares
($2,510 ÷ 599 shares outstanding)	$4.19

*	Non-income producing securities.
**	Aggregate cost for Federal income tax purposes is $66,152,956. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$16,718,104
Excess of tax cost over value	$(3,949,530)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

EQUITY GROWTH FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Number of Shares	Value

COMMON STOCK — 97.9%
Consumer Discretionary — 16.7%
Cheesecake Factory*,**	14,590	$632,622
Clear Channel Communication	10,550	441,096
Comcast Corp. — Class A New*	21,780	683,456
Cox Communications*	14,750	500,025
Home Depot, Inc.	12,130	445,899
Sony Corp. ADR	14,030	481,930
Target Corp.	17,810	689,603
Tiffany & Co.	10,110	458,488
Time Warner, Inc.*	25,920	421,978
Tribune Co.	14,180	692,693

		5,447,790

Consumer Staples — 11.3%
Costco Wholesale Corp.*	9,100	325,962
General Mills, Inc.	11,965	538,545
Nestle ADR	15,630	908,312
Pepsico, Inc.	14,440	694,853
Sysco Corp.	21,330	774,706
Wal-Mart Stores, Inc.	7,950	442,338

		3,684,716

Financials — 13.1%
American International Group	9,430	546,469
Capital One Financial	7,430	443,720
Citigroup, Inc.	11,210	527,318
Marsh & McLennan	8,920	396,405
Moody’s Corp.	12,730	729,174
Northern Trust Corp.	13,915	624,088
State Street Corp.	12,320	627,827
Zions Bancorp	6,020	371,253

		4,266,254

Health Care — 16.4%
Alcon, Inc.	12,180	708,511
Amgen, Inc.*	6,910	397,394
Cephalon, Inc.*	10,130	476,009
Guidant Corp.	8,270	469,488
Johnson & Johnson	14,630	721,113
Lilly (Eli), & Co.	14,125	968,410
Pfizer, Inc.	36,775	1,233,801
Zimmer Holdings, Inc.*	5,955	392,554

		5,367,280

Industrials — 10.1%
General Electric Co.	32,870	942,383
Honeywell International	13,760	408,534
Northrop Grumman Corp.	5,860	542,812
Southwest Airlines Co.	29,580	531,848
United Parcel Service	2,380	173,193
United Technologies	8,240	706,168

		3,304,938

	Number of Shares	Value

COMMON STOCK — Continued
Information Technology — 21.8%
Applied Materials, Inc.*	14,790	$359,397
Automatic Data Processing	23,800	909,874
Cisco Systems*	50,160	1,136,626
Dell Computer Corp.*	18,540	639,630
Electronic Arts*	7,260	321,110
Fair Isaac Corp.	6,500	358,540
IBM	9,700	878,238
Intel Corp.	27,250	910,967
Lexmark International, Inc.*	4,840	374,616
Nokia Corp. ADR	20,550	369,489
Qualcomm, Inc.	9,375	417,656
Texas Instruments, Inc.	14,960	445,210

		7,121,353

Systems Software — 6.3%
Microsoft	60,250	1,548,425
Oracle Corp.*	42,900	515,229

		2,063,654

Telecommunication — 2.2%
Vodafone ADR	30,410	710,073

TOTAL COMMON STOCKS
(Cost $26,099,921)		31,966,058

	Par (000)
REPURCHASE AGREEMENT — 2.0%
Banc of America Securities, LLC
(Agreement dated 11/28/03 to be repurchased at $664,055 collateralized by $585,000 (Value $674,805 U.S. Treasury Notes, 6.25%, due 8/15/23)
0.99%, 12/01/03	$664	664,000

TOTAL REPURCHASE AGREEMENT
(Cost $664,000)		664,000

SECURITIES LENDING COLLATERAL — 1.1%
Repurchase Agreements
Deutsche Bank Group

(Agreement dated 11/28/03 to be repurchased at $337,534 collateralized by Federal National Mortgage Association value $268,056, 4.375%, due 03/15/13 and Federal National Mortgage Association value $76,200, 7.125%, due 01/15/30)

1.06%, 12/01/03	338	337,504

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

EQUITY GROWTH FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

	Par (000)	Value

SECURITIES LENDING COLLATERAL — Continued
Lehman Brothers, Inc.
(Agreement dated 11/28/03 to be repurchased at $22,799 collateralized by Federal National Mortgage Association value $23,289, 3.375%, due 12/15/08)
2.625%, 12/01/03	$23	$22,797

TOTAL SECURITIES LENDING COLLATERAL
(Cost $360,301)		360,301

TOTAL INVESTMENT IN SECURITIES — 101.0%
(Cost $27,124,222***)		32,990,359

OTHER LIABILITIES IN EXCESS OF ASSETS — (1.0)%		(344,083)

NET ASSETS — 100.0%		$32,646,276

Value
NET ASSET VALUE PER SHARE
Institutional Shares
($32,527,870 ÷ 5,087,786 shares outstanding)	$6.39

Class A Shares
($59,342 ÷ 9,316 shares outstanding)	$6.37

Class B Shares
($48,133 ÷ 7,607 shares outstanding)	$6.33

Class C Shares
($10,931 ÷ 1,724 shares outstanding)	$6.34

*	Non-income producing securities.
**	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer.
***	Aggregate cost for Federal income tax purposes is $27,330,199. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$6,695,547
Excess of tax cost over value	$(1,035,387)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

CAPITAL OPPORTUNITIES FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Number of Shares	Value

COMMON STOCK — 91.7%
Auto & Transportation — 3.4%
Alexander & Baldwin, Inc.	25,600	$805,376
Continental Airlines*,**	16,400	305,860
Gentex Corp.	13,000	547,820
Heartland Express, Inc.	24,333	590,562
Kirby Corp.*	15,300	459,000
Knight Transportation*	23,500	569,405
Northwest Airlines Corp.*,**	18,900	249,669
SCS Transportation, Inc.*	8,700	144,681
Skywest, Inc.	12,100	208,725
Yellow Corp.*,**	11,500	351,555

		4,232,653

Consumer Discretionary — 21.6%
A.H. Belo Corp.	13,800	392,058
Advisory Board*	34,700	1,274,184
Ann Taylor Stores Corp.*	16,600	659,684
Barnes and Noble, Inc.*	17,100	567,378
Brinks Co.	27,400	608,280
Carters, Inc.*	1,600	43,488
Cato Corp.	19,600	409,248
CEC Entertainment, Inc.*	14,600	734,088
Cheesecake Factory*	16,700	724,112
Coach, Inc.*	25,600	1,019,904
Cost Plus, Inc.*	34,700	1,622,919
Department 56 Inc.*	13,400	189,342
Extended Stay America	27,400	405,520
Four Season Hotels	9,600	512,064
Furniture Brands Intl.	22,400	589,120
Gevity HR, Inc.	54,100	1,217,250
Goody’s Family Clothing	31,700	336,654
Gray Television	24,900	322,704
Guitar Center, Inc.*	24,300	706,401
Hibbett Sporting Goods*	58,800	1,823,976
Insight Enterprises, Inc.*	30,400	568,480
Intgrared Alarm Services*	20,800	158,080
Jo-Ann Stores, Inc.*	12,075	242,104
Krispy Kreme Doughnuts*,**	7,600	314,412
La-Z-Boy, Inc.	15,500	313,100
Lin TV Corp.*	27,100	608,395
Movie Gallery*	14,500	256,505
Oakley, Inc.	27,200	356,320
PC Mall, Inc.*	79,100	1,056,776
Phillips-Van Heusen Corp.	24,200	425,920
Pier 1 Imports	21,900	558,450
Rare Hospitality Intl, Inc.*	34,100	852,500
Reebok International Ltd.	11,800	474,832
Right Management Consultants*	18,100	323,447
Shoe Carnival*	12,400	224,192
Shopko Stores, Inc.*	22,300	371,295
Sonic Corp.*	23,575	727,760

	Number of Shares	Value

COMMON STOCK — Continued
Consumer Discretionary — Continued
Sports Authority, Inc.*	6,991	$304,109
Take-Two Interactive*	11,900	393,890
Tech Data Corp.*	10,900	401,556
Tetra Tech, Inc.*	25,000	637,500
Tractor Supply Co.*	21,500	936,110
United Stationers, Inc.*	12,900	520,515
Urban Outfitters, Inc.*	45,000	1,755,000
Whitehall Jewellers, Inc.*	11,500	122,015
Wolverine World Wide	19,000	395,010

		27,456,647

Consumer Staples — 1.0%
Bunge Limited	16,500	469,920
Constellation Brands, Inc.*	21,500	741,965

		1,211,885

Energy — 2.8%
Arch Coal, Inc.	18,900	500,661
Chesapeake Energy Corp.	47,700	581,940
Comstock Resources*	36,100	588,430
Grey Wolf, Inc.*	86,000	291,540
Magnum Hunter Resources*	52,800	474,672
Newfield Exploration Co.*	15,500	633,950
Whiting Petroleum Corp.*	25,800	428,538

		3,499,731

Financial — 19.8%
Amerus Group	17,600	632,720
Boston Private Financial	21,700	562,681
Brookline Bancorp	40,500	608,310
Camden Property Trust	14,600	613,784
Capitalsource, Inc.*	55,600	1,227,648
Chelsea Property Group	9,600	518,400
Colonial Bancgroup, Inc.	48,700	813,777
Commercial Federal	18,700	504,900
Compass Bancshares	24,700	966,017
Delphi Financial Group	29,600	1,571,760
Downey Financial Corp.	14,000	676,200
First Cash Services, Inc.*	39,900	1,059,744
First Federal Capital	18,700	438,141
First Republic Bank	12,700	473,075
Gold Bancorp	32,600	430,320
Greater Bay Bancorp**	25,500	663,000
Harleysville Group	16,800	329,280
Idine Rewards Network*	51,900	565,710
Keystone Property Trust	18,900	382,914
MAF Bancorp, Inc.	13,500	592,785
Pan Pacific Retail Properties	17,700	822,165
Partners Trust Financial Group	9,900	284,328
Platinum Underwriters	9,500	286,615
Prentiss Properties Trust	15,100	479,425

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

CAPITAL OPPORTUNITIES FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Number of Shares	Value

COMMON STOCK — Continued
Financial — Continued
Provident Bankshares	16,100	$467,866
R & G Financial	49,800	1,882,938
RAIT Investment Trust	26,600	684,684
Reckson Assoc Realty Corp.	17,600	422,400
Redwood Trust	17,300	917,246
Renaissance Real Estate Holdings	12,700	609,092
Republic Bancorp	35,640	490,050
Riggs National Corp.	25,700	441,012
Seacoast Financial	11,900	326,655
South Financial Group	24,800	706,800
Sterling Financial*	9,510	319,631
Westcorp	41,200	1,542,940
WR Berkley Corp.	20,700	706,905

		25,021,918

Health Care — 14.8%
Abgenix, Inc.*	41,500	467,705
Align Technology, Inc.*	76,900	1,384,969
Axonyx, Inc.*,**	74,300	283,826
Conceptus, Inc.*,**	83,600	1,086,800
Connetics Corp.*	55,100	972,515
Cooper Companies, Inc.	6,100	278,465
Cubist Pharmaceuticals*	84,200	1,045,764
CV Therapeutics*,**	34,200	614,574
Genesis Health*	13,500	424,035
Humana, Inc.*	29,400	656,502
Idexx Laboratories, Inc.*	7,400	350,390
Inspire Pharmaceuticals*	43,600	754,280
Intrabiotics Pharmaceuticals*,**	30,841	419,129
Medicines Co.*	18,800	514,556
Medicis Pharmaceutical	21,000	1,383,480
Nektar Therapeutics*,**	90,700	1,195,426
Neurochem*	64,400	1,062,600
Neurocrine Biosciences*	8,600	454,338
North American Scientific*	25,900	259,000
NPS Pharmaceuticals, Inc.*,**	16,500	497,970
Owens & Minor, Inc.	23,900	506,919
Pain Therapeutics*	96,700	589,870
Pharmaceutical Resources*	6,500	471,770
Protein Design Labs*	80,400	1,114,344
Province Healthcare*	30,800	472,164
Sola International, Inc.*	21,700	425,320
Xoma*	152,900	1,056,539

		18,743,250

Materials & Processing — 9.2%
Armor Holdings, Inc.*	10,300	249,775
Crown Holdings, Inc.*	43,500	326,250
Florida Rock Industries*	11,200	644,000
Freeport-McMoran Copper	13,300	578,949

	Number of Shares	Value

COMMON STOCK — Continued
Materials & Processing — Continued
Gibraltar Steel	15,800	$385,204
Golden Star Resources*,**	60,200	453,908
Griffon Corp.*,**	46,200	901,824
H. B. Fuller Co.	14,200	378,714
Harsco Corporartion	12,900	511,614
Insituform Technologies*	19,700	296,485
Jacobs Engineering Group, Inc.*	9,100	418,054
Kaydon Corp.	22,100	539,682
Louisiana-Pacific Corp.*	42,000	759,780
Macdermid, Inc.	21,600	708,480
Meridian Gold*	25,600	377,344
Mueller Industries, Inc.*	11,200	361,984
Pactiv Corp.*	42,900	962,676
Polyone Corporartion	46,800	278,460
Spartech	13,300	292,600
St. Joe Co.	13,600	473,280
Texas Industries	10,900	318,389
Universal Forest Products	6,600	200,904
Wausau-Mosinee Paper	30,300	372,690
WCI Communities, Inc.*	38,400	774,912

		11,565,958

Producer Durables — 5.8%
Asyst Technologies*	47,400	865,050
Brooks Automation*	45,200	1,098,360
Crane Co.	18,900	549,801
Cymer, Inc.*	24,800	1,149,976
Federal Signal Corp.	11,800	178,770
KB Home	12,900	888,552
Photronics*	14,200	262,274
Smith (A.O.) Corp.	12,300	432,222
Terex Corp.*	21,600	557,064
Varian Semicon Equipment*	12,600	586,656
Veeco Instuments*	24,400	719,800

		7,288,525

Technology — 11.4%
Actel Corp.*	20,400	559,164
Agile Software Corp.*	101,500	1,115,485
ASM International N.V.*	30,500	577,365
Bell Microproducts*	28,300	243,663
Ciena Corp.*	19,020	134,662
Comverse Technology, Inc.*	43,000	826,890
Filenet Corp.*	14,800	387,612
Herley Industries, Inc.*	20,500	396,060
Ingram Micro, Inc.*	35,700	520,506
Integral Systems*	58,600	1,256,384
International Rectifier*	14,100	770,142
Lawson Software, Inc.*	59,400	501,336
Manhattan Associates*	18,000	547,740
O2Micro International Ltd.*	82,500	1,980,000

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

CAPITAL OPPORTUNITIES FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

	Number of Shares	Value

COMMON STOCK — Continued
Technology — Continued
Overland Storage, Inc.*	22,000	$432,520
Plexus Corp.*	29,100	516,525
Skyworks Solutions, Inc.*	138,100	1,213,899
Storage Technology Corp.*	16,300	410,760
Symbol Technologies, Inc.*	25,600	357,120
Tekelec*	32,400	541,080
Tessera Technologies*	26,800	489,100
Varian, Inc.*	16,800	681,408

		14,459,421

Utilities — 1.9%
Black Hills Corp.	7,300	235,498
El Paso Electric Co.*	26,600	337,820
Mediacom Corp.*	108,600	837,306
PNM Resources	16,500	462,165
Southwest Gas Corp.	21,500	484,825

		2,357,614

TOTAL COMMON STOCKS
(Cost $90,907,347)		115,837,602

EXCHANGE TRADED FUNDS — 1.2%
Ishares Russell 2000**	10,000	1,563,000

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,445,357)		1,563,000

	Par (000)
AGENCY OBLIGATIONS — 8.6%
Federal National Mortgage Association — 2.7%
Discount Notes
1.34%, 12/12/03	$3,350	3,348,882
1.05%, 12/15/03	1,200	1,199,495
0.98%, 12/17/03	3,720	3,718,225
Notes
1.02%, 12/01/03	2,160	2,159,940
1.02%, 12/10/03	430	429,878

TOTAL AGENCY OBLIGATIONS
(Cost $10,856,724)		10,856,420

	Par (000)	Value

SECURITIES LENDING COLLATERAL — 3.5%
Repurchase Agreements
Deutsche Bank Group

(Agreement dated 11/28/03 to be repurchased at $4,101,193 collateralized by Federal National Mortgage Association value $3,257,007, 4.375%, due 03/15/13 and Federal National Mortgage Association value $925,869, 7.125%, due 01/15/30)

1.06%, 12/01/03	$4,101	$4,100,830
Lehman Brothers, Inc.
(Agreement dated 11/28/03 to be repurchased at $513,015 collateralized by Federal National Mortgage Association value $524,056, 3.375%, due 12/15/08)
2.625%, 12/01/03	277	276,990

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,377,820)		4,377,820

TOTAL INVESTMENT IN SECURITIES — 105.0%
(Cost $107,587,248***)		132,634,842
OTHER LIABILITIES IN EXCESS OF ASSETS — (5.0)%		(6,323,770)

NET ASSETS — 100.0%		$126,311,072

NET ASSET VALUE PER SHARE
Institutional Shares
($125,563,688 ÷ 13,764,236 shares outstanding)		$9.12

Class A Shares
($323,898 ÷ 35,705 shares outstanding)		$9.07

Class B Shares
($58,835 ÷ 6,524 shares outstanding)		$9.02

Class C Shares
($364,651 ÷ 40,504 shares outstanding)		$9.00

*	Non-income producing securities.
**	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer.
***	Aggregate cost for Federal income tax purposes is $107,944,270. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$25,991,846
Excess of tax cost over value	$(1,301,274)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

INTERNATIONAL EQUITY FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Number of Shares	Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS — 92.9%
Australia — 1.8%
Alumina Ltd.	47,325	$202,042
AMP Ltd.	157,895	679,805
AMP Ltd. Rights	157,895	9,369
Billiton	62,249	507,639
CSL Limited	5,144	60,262
John Fairfax Ltd.	120,637	303,779
Newcrest Mining	25,886	239,758
News Corp.	36,474	311,169
Sons of Gwalia Ltd.	46,129	112,821
Telstra Corp**	438,327	1,563,665

		3,990,309

Austria — 0.5%
Bank Austria Creditanstal	6,842	310,837
Erste Bank Der Oester	5,436	620,988
OMV AG	1,829	259,166

		1,190,991

Belgium — 0.2%
Almanij	1,788	82,666
Fortis	13,813	255,153

		337,819

Brazil — 0.4%
Aracruz Celulose	3,337	89,765
Cemig SA	8,352	132,880
Centrais Elec Bras	20,823	144,814
Centrais Elec Pref.	17,781	120,733
Companhia De Babidas ADR	6,854	162,097
Telesp Celular ADR	9,355	56,878
Tlemig Celular Participa	1,631	56,465
Unibanco Uniao GDR	8,558	197,775

		961,407

Canada — 0.5%
Canadian Natural Resources	9,023	399,888
Encana Corp.	7,026	256,469
Nortel Networks Corp.	38,681	174,971
Petro Canada	7,292	312,458

		1,143,786

Czech Republic — 0.6%
Cesky Telecom	8,427	82,920
Komercni Banka	14,916	1,279,984

		1,362,904

Denmark — 0.5%
Danisco A/S	12,900	530,000
Danske Bank	7,266	153,946

	Number of Shares	Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS — Continued
Denmark — Continued
ISS A/S	2,400	$111,365
TDC A/S	7,457	249,904

		1,045,215

Finland — 1.6%
Fortum Oyj	20,844	208,631
Nokia A Shares	149,211	2,688,255
Sampo Oyj	13,480	133,469
Tietoenator Oyj	6,125	170,335
UPM — Kymmene	10,974	202,974

		3,403,664

France — 9.0%
Accor SA	4,588	192,487
Alcatel Alsthom**	23,631	308,475
Altran Technologies**	18,001	222,251
Atos Origin	3,784	249,473
Aventis	83,670	4,829,216
AXA	11,645	223,761
Banque National de Paris	35,762	2,014,792
Bouygues	18,237	566,192
Carrefour	2,285	123,119
Danone	9,857	1,536,026
France Telecom	75,869	1,955,300
LVMH Moet Hennessy**	5,360	369,118
Renault	4,624	307,348
Societe Generale	15,030	1,203,500
St. Gobain	4,980	222,783
Total Fina Elf	29,447	4,758,187
Vivendi Universal	16,297	374,099

		19,456,127

Germany — 3.8%
Bayer AG	2,944	79,225
Bayer Hypo Vereins	22,572	526,260
Bayerische Motor Wrke	7,222	317,712
Commerzbank AG	22,294	431,322
Depfa Bank	1,287	147,485
Deutsche Telekom*	76,726	1,265,527
E. On AG	16,717	943,822
Fraport AG	10,086	278,072
Heidelberger	1,275	45,697
Henkel Kgaa	2,536	176,314
Henkel Kgaa-Vorzug	1,212	89,930
Hypo Real Estate Holdings	18,671	398,381
Metro GR	4,121	176,352
Muenchener Reuckversicherungs	5,648	640,466
Porsche AG, Preferred	1,472	761,376
Prosieben Sat.1 Media	27,990	454,624

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

INTERNATIONAL EQUITY FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Number of Shares	Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS — Continued
Germany — Continued
Siemens AG	8,689	$633,784
Software AG	3,333	71,915
Volkswagen AG**	14,772	733,963

		8,172,227

Greece — 0.1%
Coca-Cola Hellenic	3,231	70,721
Hellenic Telecom	15,003	179,841

		250,562

Hong Kong — 0.1%
Hong Kong Land Holdings Ltd.	100,000	157,000

Hungary — 0.9%
EGIS RT	3,462	129,413
Gedeon Richter RT	1,197	127,660
Matav RT	78,971	266,042
OTP Bank	124,502	1,526,175

		2,049,290

India — 0.2%
Dr Reddy’s Lab	1,699	47,198
HDFC India	1,038	12,529
IDIDI Bank	11,889	64,914
Ranbaxy Labs	2,620	58,505
Satyam Com, Warrant	39,108	282,010

		465,156

Indonesia — 0.0%
Indofood Sukses Makmur	1,246,015	98,890

Ireland — 0.0%
Bank of Ireland	6,809	84,884

Italy — 3.5%
Cassa Di Risparmio	100,667	169,420
Credito Italiano	325,691	1,635,800
Ente Nazionale Idrocarburi	179,188	3,054,352
Telecom Italia	1,412,178	2,753,798

		7,613,370

Japan — 17.7%
Asahi Chemical Industry	13,000	62,080
Asatsu-DK, Inc.	8,300	197,799
Bank of Fukuoka**	41,378	170,016
Bank of Yokohama**	47,085	199,484
Canon Inc.	44,863	2,072,742
Central Japan Railway Co.	167	1,334,231
Dai Nippon Printing	167,000	2,302,502
Daiwa Securities**	89,000	572,909
DDI Corp.	23	119,914
Fuji Photo Film	134,125	3,796,453

	Number of Shares	Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS — Continued
Japan — Continued
Fuji Television Network	184	$908,912
Fujitsu Ltd.	115,935	638,320
Hitachi	27,865	164,106
Honda Motor Y50	3,200	130,898
Ito Yokado Co.	4,504	149,695
Japan Tobacco Inc.	144	966,399
Kao Corp.	80,757	1,648,027
Lawson Inc.	20,000	723,156
Matsushita Electric Inds.	62,083	799,846
Millea Holdings Inc.	161	1,734,660
Mitsubishi Tokyo Finance	124,000	1,107,305
Mitsui Marine / Fire	66	492,951
Nikko Securities	84,000	626,625
Nintendo	48,962	247,224
Nippon Telegraph & Telephone	6,300	544,175
Nomura Securities	602	2,885,775
Rohm Co.	54,340	863,327
Sankyo Co. Ltd.	7,800	912,327
Sanyo Co Ltd.	95,000	1,710,555
Sanyo Electric Co.	23,823	106,586
Seiyu	15,886	50,768
Sekisui House Ltd.	66,000	622,516
Shionogi & Co.	8,000	132,286
Shisedo Let Ord	15,637	175,474
Sony Corp.	9,888	343,083
Sumitomo Electric Inds.	83,000	679,036
Sumitomo Mitsui Financial	78	381,026
Sumitomo Trust & Bank	9,615	51,534
Teppan Printing	27,000	247,516
Tokyo Broadcast	23,900	370,764
Tokyo Electric Power Co.	36,800	762,747
Tokyo Gas Co. Ltd.**	350,000	1,198,411
Tokyo Price Index	313,777	2,867,885
Toyota Motor Corp.	8,492	255,101
Uni-Charm Corp.	2,217	105,870
Yamanouchi Pharmaceutical	69,800	2,007,579

		38,440,595

Korea — 0.8%
Samsung Electronics**	8,815	1,701,295

Luxembourg — 0.0%
SBS Broadcasting	1,935	65,306

Mexico — 0.4%
Apasco	1,829	13,882
Coco-Cola Femsa	3,171	64,847
Formento Economico	18,055	62,503
Grupo Financiero	15,056	255,979
Grupo Financiero Banorte	77,120	254,132
Grupo Modelo	25,790	62,157

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

INTERNATIONAL EQUITY FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Number of Shares	Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS — Continued
Mexico — Continued
Kimberly-Clark de Mexico	26,570	$65,900
Walmart de Mexico	23,263	62,305

		841,705

Netherlands — 7.6%
Akzo Nobel	37,941	1,316,188
ASM International	3,197	60,549
CSM	17,814	386,501
Euro Aero Defence**	10,606	231,384
Fortis NL	34,790	650,563
Getronics**	52,211	107,647
Grolsch	5,842	159,314
Heineken	8,022	299,057
ING Groep	93,693	2,006,976
Koninklijke Ahold	34,004	138,586
Koninklijke KPN	221,712	1,738,111
Philips Electronics	31,249	887,759
Royal Dutch Petroleum	93,154	4,185,156
Unilever	73,180	4,390,430

		16,558,221

New Zealand — 0.4%
Telecom Corp of New Zealand**	237,397	788,823

Norway — 0.9%
DNB Holding ASA	27,843	168,117
Gjensidige Nor ASA	3,592	156,611
Norsk Hydro	4,627	264,801
Sparebanken Midt	3,138	104,854
Sparebanken Rogaland	4,751	206,099
Statoil ASA	24,727	246,422
Storebrand ASA	50,437	308,237
Telenor ASA	49,163	296,128
Tomra Systems ASA	20,620	116,950

		1,868,219

Poland — 1.0%
Agora SA	10,797	121,040
Bank Pekao	28,383	755,514
Bank Zachodni WBK SA	20,906	385,260
BK Przemyslowo-Handlowy	1,443	118,186
BRE Bank	5,984	135,546
Budimex	20,300	176,655
Orbis	14,023	87,934
Telekomunikacja Polsk	84,862	304,083

		2,084,218

Portugal — 0.2%
Electricidade De Portugal	108,100	269,525
Jeronimo Martins	5,278	55,675

	Number of Shares	Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS — Continued
Portugal — Continued
Portugal Telecom SA	7,387	$69,510

		394,710

Romania — 0.2%
Petrom	2,947,500	130,206
Romanian Development Bank	340,300	197,052

		327,258

Russian Federation — 0.3%
Norilsk Nickel	1,451	84,158
Sun Interbrew LTD GDR	21,400	164,174
Unified Energy System ADR	6,048	157,550
Uralsvyazinform ADR	29,626	186,644
Wimm Bill Dann Foods ADR	9,027	170,069

		762,595

South Africa — 0.1%
Nedor Ltd.	14,377	148,749

Spain — 1.5%
Banco Pastor	890	26,159
Banco Santander	33,577	348,957
Endesa SA	38,919	639,135
Groupo Empresarial Ence	8,226	166,643
Grupo Prisa	18,081	238,411
Repsol SA	8,723	152,348
Telefonica de Espana	137,475	1,779,746

		3,351,399

Sweden — 1.8%
Elekta AB	10,271	193,020
Ericsson	156,501	252,685
Foereningssparbanken**	28,257	488,021
Getinge AB	6,004	56,416
Nordic Baltic Hldg	314,066	2,078,229
Skandia Forsakrings	91,992	310,451
Svenska Cell	9,260	357,233
Telia AB	43,304	192,562

		3,928,617

Switzerland — 9.6%
Baloise Holding	2,928	120,268
CIBA Chemical	10,449	731,895
Cie Financiere Richemont	6,064	150,105
Converium Holding AG	2,547	124,124
Credit Suisse Group	39,301	1,304,206
Holdersbank Bearer	27,134	1,182,751
Nestle	20,978	4,876,340
Novartis AG	106,924	4,515,993
Roche Holdings	27,464	2,475,000
Schindler Holding	2,400	547,670

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

INTERNATIONAL EQUITY FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Number of Shares	Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS — Continued
Switzerland — Continued
Sulzer AG	476	$119,115
Swatch Group AG	1,269	145,526
Swiss Life Holdings	1,834	333,390
Syngenta AG	28,397	1,738,637
UBS AG	33,515	2,158,285
Zurich Financial Services Group	2,534	326,367

		20,849,672

Taiwan — 0.2%
Chunghwa Telecom ADR	33,398	490,617

Turkey — 0.6%
Akbank T.A.S.	16,536	133,942
Anadolu Efes Biracilik	58,013	145,033
Haci Omer Sabanci	618,095	636,638
Turkiye Garanti	91,037	218,489
Turkiye Is Bankasi	30,857	150,274

		1,284,376

United Kingdom — 25.8%
Abbey National	14,627	134,271
Acambis	11,388	60,422
Allied Domecq	289,684	2,047,656
Astrazeneca	6,350	288,207
BAA	43,535	353,778
Barclays	359,415	3,167,967
Billiton	229,972	1,724,456
BOC Group	103,813	1,447,089
BP Amoco	683,481	4,769,530
British American Tobacco	258,646	3,245,052
Bunzl	112,889	861,550
Cadbury Schweppes	332,133	2,116,366
Diageo	46,695	582,236
GlaxoSmithKline	202,783	4,572,196
Granada PLC	649,929	1,374,870
Great Universal Stores	93,995	1,224,150
Hays PLC	407,700	890,502
Hilton Group	137,422	499,870
HSBC Holdings	39,487	598,302
Imperial Tobacco	213,682	3,913,886
International Power*	30,470	59,478
Lloyds TSB	56,408	398,725
National Grid Transco	181,867	1,229,241
Prudential Corp.	140,456	1,077,976
Reckitt Benckiser	73,566	1,605,571
Reed International	417,573	3,440,001
Rentokil Initial	582,134	2,182,580
RMC Group PLC	31,702	333,952
Rolls-Royce	293,504	899,776
Royal & Sun Alliance	101,898	148,524

	Number of Shares	Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS — Continued
United Kingdom — Continued
Scottish & Newcastle	1	$ 6
Smith & Nephew	35,480	272,456
Standard Charter PLC	26,947	424,982
Tesco	72,507	310,194
UK Royal Bank of Scotland	129,086	3,603,200
Vodafone Group	1,999,880	4,591,724
William Hill PLC	17,480	117,546
Wolseley	109,106	1,397,024

		55,965,312

United States — 0.1%
Autoliv	3,735	125,059

Venezuela — 0.0%
Cia Anonima ADR	2,219	35,282

TOTAL COMMON AND PREFERRED STOCKS, RIGHTS & WARRANTS
(Cost $175,782,547)		201,795,629

EXCHANGE TRADED FUNDS — 0.8%
Fresco Dow Jones Euro STOXX 50 Fund	22,284	706,528
ishares S&P Europe 350 Index Fund	10,000	604,500
S&P India Nifty Fifty Fund	9,712	342,451

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,312,903)		1,653,479

	Par (000)
REPURCHASE AGREEMENTS
Banc of America Securities, LLC — 6.5%
(Agreement dated 11/28/03 to be repurchased at $8,126,670 collateralized by $7,160,000 (Value $8,259,147) U.S. Treasury Notes, 6.25%, due 8/15/23) 0.99%, 12/01/03	$8,126	8,126,000
Wachovia Securities, Inc.
(Agreement dated 11/28/03 to be repurchased at $6,000,490 collateralized by $4,822,000 (Value $6,121,455) U.S. Treasury Notes, 9.0%, due 11/18 and 6.125% due 11/27)
0.98%, 12/01/03	6,000	6,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,126,000)		14,126,000

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

INTERNATIONAL EQUITY FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

	Par (000)	Value

SECURITIES LENDING COLLATERAL — 3.5%
Repurchase Agreements
Deutsche Bank Group

(Agreement dated 11/28/03 to be repurchased at $7,164,623 collateralized by Federal National Mortgage Association value $5,689,863, 4.375%, due 03/15/13 and Federal National Mortgage Association value $1,617,458, 7.125%, due 01/15/30)

1.06%, 12/01/03	$7,164	$7,163,990
Lehman Brothers, Inc.
(Agreement dated 11/28/03 to be repurchased at $483,933 collateralized by Federal National Mortgage Association value $494,347, 3.375%, due 12/15/08) 2.625%, 12/01/03	484	483,890

TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,647,880)		7,647,880

TOTAL INVESTMENT IN SECURITIES — 103.7%
(Cost $191,221,450***)		225,222,988
OTHER LIABILITIES IN EXCESS OF ASSETS — (3.7)%		(8,031,293)

NET ASSETS — 100.0%		$217,191,695

Value
NET ASSET VALUE PER SHARE
Institutional Shares
($216,406,613 ÷ 18,967,320 shares outstanding)	$11.41

Class A Shares
($376,826 ÷ 33,139 shares outstanding)	$11.37

Class B Shares
($37,399 ÷ 3,311 shares outstanding)	$11.30

Class C Shares
($370,857 ÷ 32,785 shares outstanding)	$11.31

*	Non-income producing securities.
**	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer.
***	Aggregate cost for Federal income tax purposes is $193,448,981. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$25,851,987
Excess of tax cost over value	$(1,725,860)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

DIVERSIFIED REAL ESTATE FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Number of Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 96.5%
Apartments — 16.5%
AMLI Residential Properties Trust	39,200	$1,012,144
Archstone-Smith Trust	147,657	4,057,614
Avalonbay Communities	82,634	3,949,905
Equity Residential Properties Trust	96,900	2,844,984
Essex Property Trust	50,000	3,197,500
Gables Residential Trust	90,200	2,913,460
Home Properties	58,000	2,334,500
Summit Properties, Inc.	50,000	1,143,000
United Dominion Realty Trust, Inc.	75,500	1,392,975

		22,846,082

Diversified — 7.5%
Duke-Weeks Realty Corp.	116,678	3,593,683
Eastgroup Properties	80,900	2,520,035
Vornado Realty Trust	79,000	4,322,090

		10,435,808

Health Care — 6.8%
Health Care Property Investors	63,000	2,950,920
Health Care Realty Trust	45,000	1,570,500
Health Care REIT	60,000	2,095,200
Nationwide Health Properties, Inc.	92,100	1,677,141
Senior Housing	71,000	1,149,490

		9,443,251

Hotel — 4.5%
Ashford Hospitality Trust	94,500	897,750
Hospitality Properties	73,000	2,887,150
Host Marrioitt Corp.*	70,000	780,500
Starwood Hotels & Resorts	50,000	1,723,500

		6,288,900

Office Properties — 18.6%
Alexandria Real Estate	40,000	2,244,000
American Financial REIT	106,600	1,812,200
Arden Realty Group, Inc.	59,500	1,738,590
Boston Properties, Inc.	56,300	2,603,875
Carramerica Realty Corp.	96,400	2,803,312
Corporate Office Properties Trust	114,000	2,358,660
Cousins Properties, Inc.	44,600	1,342,460
Crescent Real Estate Equities, Inc.	83,500	1,323,475
Mack Cali Realty Corp.	45,800	1,827,420
Maguire Properties, Inc.	100,240	2,295,496
Prentiss Properties Trust	68,000	2,159,000
Reckson Assoc Realty Corp.	68,000	1,632,000
SL Green Realty Corp.	45,000	1,681,200

		25,821,688

	Number of Shares	Value

REAL ESTATE INVESTMENT TRUSTS — Continued
Other — 8.1%
Capital Auto	90,000	$2,867,850
Lexington Corp.	116,000	2,289,840
Istrar Financial Inc.	107,000	4,176,210
Realty Income	47,000	1,889,400

		11,223,300

Retail — 24.3%
CBL & Associates Properties, Inc.	43,900	2,469,375
Chelsea Property Group	71,000	3,834,000
Developers Diversified	30,000	945,300
Equity One, Inc.	99,820	1,711,913
General Growth Properties, Inc.	44,000	3,546,400
Glimcher Realty Trust	105,000	2,290,050
Kimco Realty Corp.	79,750	3,509,000
Macerich	81,000	3,418,200
New Plan Excel Realty	67,000	1,638,150
Regency Centers Corp.	76,000	3,002,000
Simon Property Group, Inc.	99,500	4,721,275
Sizeler Property Investments	61,000	645,990
Urstadt Biddle	30,000	415,500
Weingarten Realty	34,000	1,532,380

		33,679,533

Storage — 3.4%
Public Storage, Inc.	43,600	1,935,840
Shurgard Storage	25,000	932,500
Sovran Self Storage, Inc.	54,400	1,878,432

		4,746,772

Warehouse/Industrial — 6.8%
AMB Property Corp.	60,000	1,887,600
First Industrial Realty Trust, Inc.	62,100	2,056,752
Keystone Property Trust	81,000	1,641,060
Prologis Trust	119,620	3,648,410

		9,233,822

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $110,038,780)		133,719,156

INVESTMENT COMPANIES — 3.4%
Goldman Sachs Financial Square Prime Obligations Fund	2,344,411	2,344,411
BlackRock Provident Institutional Funds — TempFund	2,325,474	2,325,474

TOTAL INVESTMENT COMPANIES
(Cost $4,669,885)		4,669,885

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

DIVERSIFIED REAL ESTATE FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

Value

TOTAL INVESTMENT IN SECURITIES — 99.9%
(Cost $114,708,665**)	$138,389,041
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	171,010

NET ASSETS — 100.0%	$138,560,051

NET ASSET VALUE PER SHARE
Institutional Shares
($137,345,562 ÷ 10,468,512 shares outstanding)	$13.12

Class A Shares
($498,023 ÷ 38,109 shares outstanding)	$13.07

Class B Shares
($195,373 ÷ 15,025 shares outstanding)	$13.00

Class C Shares
($521,093 ÷ 40,010 shares outstanding)	$13.02

*	Non-income producing securities.
**	Aggregate cost for Federal income tax purposes is $114,730,145. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$23,761,168
Excess of tax cost over value	$(102,272)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

LIMITED MATURITY BOND FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Par (000)	Value

AGENCY OBLIGATIONS — 32.2%
Federal Farm Credit Bank — 2.1%
Notes
2.50%, 11/15/05	$2,325	$2,336,625
2.25%, 09/01/06**	1,500	1,481,250

		3,817,875

Federal Home Loan Bank — 1.8%
Note
5.13%, 03/06/06	3,000	3,176,250

Federal Home Loan Mortgage Corp. — 7.6%
Mortgage Backed Securities
6.00%, 04/01/14 (Pool #E76190)	2,721	2,843,762
5.50%, 10/01/16 (Pool #E01042)	1,400	1,444,507
Notes
3.00%, 07/15/04	2,720	2,750,600
1.75%, 05/15/05	4,500	4,494,375
3.125%, 08/25/06**	2,000	2,022,500

		13,555,744

Federal National Mortgage Association — 16.4%
Collateralized Mortgage Obligation
5.50%, 07/25/27	1,380	1,386,395
Mortgage Backed Securities
6.50%, 11/01/13 (Pool #252098)	1,197	1,264,272
6.50%, 04/01/14 (Pool #323654)	2,054	2,169,938
6.00%, 04/01/14 (Pool #484807)	480	502,628
6.00%, 01/11/17 (Pool #624250)	2,273	2,375,705
5.50%, 10/01/17 (Pool #657376)	2,078	2,143,287
Notes
2.00%, 02/10/05	1,650	1,651,777
3.88%, 03/15/05	3,500	3,600,625
5.50%, 02/15/06	5,000	5,350,000
2.50%, 03/24/06	1,945	1,949,225
2.13%, 04/15/06	1,500	1,492,500
5.50%, 05/02/06	3,300	3,518,625
3.25%, 11/15/07**	2,000	1,997,500

		29,402,477

Government National Mortgage Association — 2.9%
Mortgage Backed Securities
6.00%, 06/15/13 (Pool #456934)	664	697,993
6.00%, 07/15/13 (Pool #433894)	1,054	1,107,913
6.50%, 06/15/14 (Pool #510976)	287	304,797
6.50%, 11/15/15 (Pool #479694)	279	296,514
5.50%, 09/15/16 (Pool #564803)	1,074	1,114,035
5.50%, 10/15/16 (Pool #570640)	80	82,860
6.00%, 04/15/17 (Pool #552489)	1,105	1,160,054
4.50%, 11/15/17 (Pool #595163)	375	373,583

		5,137,749

	Par (000)	Value

AGENCY OBLIGATIONS — Continued
Small Business Administration — 1.4%
Pass Through Certificates
5.20%, 08/01/12	$1,270	$1,279,589
4.76%, 04/01/23	1,253	1,237,377

		2,516,966

TOTAL AGENCY OBLIGATIONS
(Cost $56,839,846)		57,607,061

DOMESTIC CORPORATE BONDS — 43.7%
Aluminum — 2.0%
Alcoa, Inc.
5.875%, 06/01/06	3,300	3,551,625

Auto — 2.4%
General Motors Acceptance Corp. 6.13%, 08/28/07	4,000	4,233,372

Banking — 7.8%
American General Finance
3.00%, 11/15/06	3,400	3,391,500
Bank of America Corp.
3.25%, 08/15/08	3,500	3,430,000
U.S. Central Credit Union
2.75%, 05/30/08	3,000	2,891,250
Wachovia Corp.
6.70%, 06/21/04	2,500	2,575,363
Washington Mutual, Inc.
2.40%, 11/03/05	1,700	1,695,750

		13,983,863

Computers — 2.0%
Hewlett Packard Co.
7.15%, 06/15/05	3,350	3,601,250

Consumer Staples — 0.8%
Gillette Co.
2.50%, 06/01/08	1,500	1,445,625

Defense — 0.3%
General Dynamics Corp.
2.125%, 05/15/06	570	561,450

Entertainment — 0.9%
Time Warner, Inc.
6.125%, 04/15/06	1,500	1,602,531

Finance — 14.4%
American Express Credit
3.00%, 05/16/08	3,500	3,408,125
Bear Stearns Company, Inc.
3.00%, 03/30/06	3,000	3,026,250
Caterpiller Financial Services Corp.
2.59%, 07/15/06	1,000	1,000,000
4.88%, 06/15/07	2,500	2,654,167

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

LIMITED MATURITY BOND FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Par (000)	Value

DOMESTIC CORPORATE BONDS — Continued
Finance — Continued
Countrywide Home Credit
5.50%, 08/01/06	$2,000	$2,125,000
General Electric Capital Corp.**
2.75%, 09/25/06	2,000	1,995,000
Household Finance Corp.
5.75%, 01/30/07	2,000	2,150,000
Lehman Brothers Holdings
6.25%, 05/15/06	2,500	2,706,250
Merrill Lynch & Co.
3.38%, 09/14/07	2,500	2,509,375
Merrill Lynch & Co. FRN*,**
1.39%, 06/11/04	2,000	2,003,082
Morgan Stanley Dean Witter
5.80%, 04/01/07	2,000	2,177,500

		25,754,749

Food & Beverage — 1.4%
Kellogg Co.
6.00%, 04/01/06	1,000	1,069,427
Safeway, Inc.
2.50%, 11/01/05	1,500	1,479,375

		2,548,802

Insurance — 1.1%
Marsh & McLennan
3.63%, 02/15/08	2,000	1,997,500

Machinery & Equipment — 1.2%
John Deere Capital Corp.
4.13%, 07/15/05	2,100	2,165,625

Manufacturing — 0.6%
3M Employee Stock Ownership
5.62%, 07/15/09	926	997,817

Multimedia — 1.2%
Gannett Co.
5.50%, 04/01/07	2,000	2,150,000

Oil & Exploration — 1.5%
BP Canada Finance
3.38%, 10/31/07	800	801,000
ChevronTexaco Capital Corp.
3.50%, 09/17/07	800	809,000
Occidental Petroleum
4.00%, 11/30/07	1,000	1,006,795

		2,616,795

Pharmaceuticals — 2.0%
Bristol-Myer Squibb**
4.00%, 08/15/08	2,000	2,022,500
Merck & Co., Inc.
4.125%, 01/18/05	1,500	1,543,125

		3,565,625

	Par (000)	Value

DOMESTIC CORPORATE BONDS — Continued
Retail — 1.0%
Target Corp.
3.375%, 03/01/08	$1,750	$1,741,250

Telecommunications — 1.7%
Motorola, Inc.
6.75%, 02/01/06	2,000	2,145,000
New York Telephone Co.
6.00%, 04/15/08	800	864,000

		3,009,000

Utilities — Electrical & Electronic — 1.4%
Public Service Co. of Colorado
4.38%, 10/01/08	775	794,375
Virginia Electric Power Co.
5.75%, 03/31/06	1,700	1,814,750

		2,609,125

TOTAL DOMESTIC CORPORATE BONDS
(Cost $77,535,598)		78,136,004

FOREIGN BONDS — 3.3%
Sovereign Agency — 1.5%
Japan Bank for International Cooperation
7.125%, 06/20/05	2,500	2,681,685

International Finance — 1.8%
KFW International Finance**
4.75%, 01/24/07	1,500	1,596,700
Oester Kontrolbank
5.125%, 03/20/07	1,500	1,608,750

		3,205,450

TOTAL FOREIGN BONDS
(Cost $5,493,853)		5,887,135

ASSET BACKED SECURITIES — 2.8%
Carat 2003-2 A3A
1.44%, 02/15/07	1,050	1,042,253
Harot 2003-3A2
1.52%, 04/21/06	2,000	1,999,920
Walt 2003-1 A2A
1.40%, 09/30/04	1,900	1,898,480

TOTAL ASSET BACKED SECURITIES
(Cost $4,949,788)		4,940,653

U.S. TREASURY OBLIGATIONS — 16.0%
U.S. Treasury Notes
3.25%, 05/31/04	1,000	1,010,977
2.13%, 08/31/04	2,000	2,013,900
2.00%, 11/30/04	2,500	2,515,025
1.75%, 12/31/04	2,000	2,006,954
1.63%, 03/31/05	3,750	3,752,198

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

LIMITED MATURITY BOND FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

	Par (000)	Value

U.S. TREASURY OBLIGATIONS — Continued
U.S. Treasury Notes — Continued
1.63%, 04/30/05	$2,000	$ 1,999,688
1.13%, 06/30/05	3,000	2,970,000
6.50%, 08/15/05**	5,000	5,392,350
6.88%, 05/15/06	3,500	3,883,908
6.00%, 08/15/09	2,730	3,074,963

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,555,505)		28,619,963

	Number of Shares
INVESTMENT COMPANIES — 1.3%
One Group Prime Money Market Institutional Fund	2,356,333	2,356,333

TOTAL INVESTMENT COMPANIES
(Cost $2,356,333)		2,356,333

	Par (000)

SECURITIES LENDING COLLATERAL — 7.5%
Repurchase Agreements
Deutsche Bank Group
(Agreement dated 11/28/03 to be repurchased at $12,587,749 collateralized by Federal National Mortgage Association value $9,996,698, 4.375%, due 03/15/13 and Federal National Mortgage Association value $2,841,762, 7.125%, due 01/15/30) 1.06%, 12/01/03	$12,587	12,586,637
Lehman Brothers, Inc.
(Agreement dated 11/28/03 to be repurchased at $850,236 collateralized by Federal National Mortgage Association value $868,534, 3.375%, due 12/15/08) 2.625%, 12/01/03	850	850,161

TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,436,798)		13,436,798

TOTAL INVESTMENT IN SECURITIES — 106.8%
(Cost $189,167,721***)		190,983,947
OTHER LIABILITIES IN EXCESS OF ASSETS — (6.8)%		(12,220,502)

NET ASSETS — 100.0%		$178,763,445

Value
NET ASSET VALUE PER SHARE
Institutional Shares
($176,885,214 ÷ 17,002,281 shares outstanding)	$10.40

Class A Shares
($966,718 ÷ 92,946 shares outstanding)	$10.40

Class B Shares
($146,335 ÷ 14,064 shares outstanding)	$10.40

Class C Shares
($765,178 ÷ 73,621 shares outstanding)	$10.39

*	The coupon rates shown on floating rate notes are the rates at November 28, 2003.
**	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer.
***	Aggregate cost for Federal income tax purposes is $189,169,115. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$2,213,023
Excess of tax cost over value	$(398,191)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

TOTAL RETURN BOND FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Par (000)	Value

AGENCY OBLIGATIONS — 42.0%
Federal Home Loan Mortgage Corp. — 11.5%
Notes
4.50%, 07/15/13*	$1,280	$1,256,000
Mortgage Backed Securities
6.00%, 02/01/14 (Pool #E74547)	306	320,282
6.00%, 08/01/17 (Pool #E01184)	2,246	2,343,947
5.50%, 10/01/18 (Pool #B10292)	3,538	3,648,528
6.50%, 09/01/24 (Pool #G00320)	432	452,983
7.50%, 07/01/26 (Pool #D72963)	29	31,115
7.50%, 10/01/27 (Pool #D82914)	56	60,311
6.50%, 10/01/27 (Pool #C00561)	4	4,015
6.50%, 10/01/27 (Pool #D83095)	3	2,894
6.50%, 10/01/27 (Pool #D83337)	106	110,932
7.00%, 11/01/27 (Pool #D83947)	246	260,485
6.50%, 06/01/29 (Pool #C27091)	60	62,438
8.00%, 10/01/29 (Pool #C00879)	29	31,082
8.00%, 06/01/30 (Pool #C39741)	23	25,256
8.00%, 09/01/30 (Pool #C41949)	6	6,015
7.50%, 09/01/30 (Pool #G01131)	22	23,997
8.00%, 12/01/30 (Pool #C45813)	2	1,760
8.00%, 05/01/31 (Pool #C01198)	13	14,363
7.00%, 04/01/32 (Pool #G01391)	2,030	2,141,764
6.00%, 09/01/32 (Pool #C01403)	1,261	1,296,690
6.00%, 11/01/32 (Pool #C01427)	2,455	2,524,540
5.50%, 04/01/33 (Pool #C78010)	2,387	2,402,972

		17,022,369

Federal National Mortgage Association — 26.9%
Collateralized Mortgage Obligation
6.00%, 03/25/23	643	668,955
Notes
3.875%, 03/15/05*	6,750	6,944,063
2.50%, 03/24/06	1,600	1,603,475
2.63%, 11/15/06	1,400	1,393,000
6.63%, 10/15/07	2,000	2,245,000
4.00%, 09/02/08	1,775	1,783,875
5.25%, 01/15/09	1,500	1,608,105
4.625%, 05/01/13*	1,500	1,451,250
Mortgage Backed Securities
7.50%, 10/01/07 (Pool #177233)	5	5,449
6.00%, 01/01/09 (Pool #265989)	319	334,431
7.00%, 04/01/11 (Pool #338884)	42	44,434
6.00%, 12/01/16 (Pool #614235)	115	120,005
6.50%, 03/01/17 (Pool #636496)	540	569,578
6.00%, 06/01/17 (Pool #641209)	1,072	1,119,880
6.50%, 07/01/17 (Pool #555095)	1,921	2,027,582
7.50%, 08/01/26 (Pool #349416)	20	20,948
8.00%, 09/01/26 (Pool #250675)	45	49,200
7.00%, 04/01/27 (Pool #313458)	53	55,711
8.00%, 08/01/27 (Pool #392496)	129	139,856
8.00%, 09/01/27 (Pool #398392)	4	4,799
8.00%, 10/01/27 (Pool # 331320)	15	16,592

	Par (000)	Value

AGENCY OBLIGATIONS — Continued
Federal National Mortgage Association — Continued
Mortgage Backed Securities — Continued
8.00%, 10/01/27 (Pool #395770)	$2	$2,405
7.50%, 10/01/27 (Pool #395593)	79	84,845
7.50%, 10/01/27 (Pool #396031)	142	152,062
7.00%, 10/01/27 (Pool #398928)	19	20,501
6.50%, 10/01/27 (Pool #399065)	35	36,760
7.00%, 11/01/27 (Pool #251286)	89	93,625
6.50%, 11/01/27 (Pool #402786)	17	17,368
6.50%, 12/01/27 (Pool #354802)	90	94,127
6.50%, 01/01/28 (Pool #406700)	233	242,852
7.00%, 03/01/29 (Pool #491183)	489	516,268
6.50%, 06/01/29 (Pool #490861)	403	420,841
7.50%, 10/01/29 (Pool #252806)	187	199,365
7.50%, 04/01/30 (Pool #534171)	14	15,288
7.50%, 08/01/30 (Pool #539623)	99	105,999
7.50%, 01/01/31 (Pool #562502)	13	13,854
7.50%, 04/01/31 (Pool #576245)	18	19,465
7.50%, 04/01/31 (Pool #577475)	2	2,542
7.50%, 07/01/31 (Pool #592239)	144	153,458
7.00%, 07/01/31 (Pool #253907)	911	961,670
7.50%, 08/01/31 (Pool #545137)	109	116,573
6.50%, 02/01/32 (Pool #254199)	2,380	2,482,762
6.00%, 07/01/32 (Pool #254377)	483	496,770
6.00%, 10/01/32 (Pool #661684)	2,029	2,086,137
6.00%, 11/01/32 (Pool #666714)	1,318	1,354,934
6.00%, 11/01/32 (Pool #689242)	2,159	2,219,564
6.50%, 03/01/33 (Pool #254677)	2,135	2,227,517
5.50%, 05/01/33 (Pool #702400)	966	972,873
5.50%, 06/15/33 (Pool #709701)	2,475	2,493,257

		39,809,870

Government National Mortgage Association — 3.6%
Mortgage Backed Securities
7.00%, 02/15/12 (Pool #393360)	72	77,566
9.00%, 05/15/16 (Pool #163606)	3	2,805
9.00%, 11/15/16 (Pool #181127)	48	53,758
7.00%, 02/15/17 (Pool #555869)	399	427,246
8.00%, 05/15/17 (Pool #180719)	7	7,896
8.00%, 05/15/17 (Pool #217626)	8	8,740
9.00%, 04/15/18 (Pool #236277)	3	2,945
10.0%, 05/15/19 (Pool #274305)	13	14,296
9.00%, 11/15/19 (Pool #247019)	18	20,485
9.00%, 06/15/21 (Pool #305720)	26	29,389
9.00%, 06/15/21 (Pool #309078)	56	62,711
9.00%, 07/15/21 (Pool #309027)	12	13,538
9.00%, 07/15/21 (Pool #309084)	26	28,844
9.00%, 08/15/21 (Pool #306259)	34	37,565
9.00%, 09/15/21 (Pool #272061)	13	14,169
9.00%, 09/15/21 (Pool #305911)	15	16,974
9.00%, 09/15/21 (Pool #308283)	29	32,360
9.00%, 09/15/21 (Pool #308920)	62	69,407

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

TOTAL RETURN BOND FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Par (000)	Value

AGENCY OBLIGATIONS — Continued
Government National Mortgage Association — Continued
Mortgage Backed Securities — Continued
9.00%, 09/15/21 (Pool #313023)	$3	$2,870
9.00%, 09/15/21 (Pool #314939)	4	4,677
8.00%, 02/15/23 (Pool #332531)	161	175,888
7.00%, 05/20/24 (Pool #1716)	24	25,887
7.00%, 10/15/25 (Pool #409958)	49	52,536
7.00%, 01/15/26 (Pool #382719)	52	55,824
7.00%, 02/15/26 (Pool #421686)	237	252,963
6.50%, 02/15/26 (Pool #405214)	41	42,819
6.50%, 02/15/26 (Pool #425085)	26	26,979
6.50%, 03/15/26 (Pool #395468)	18	18,747
7.00%, 01/15/27 (Pool #436748)	83	88,010
7.00%, 02/15/27 (Pool #428935)	111	118,405
7.00%, 08/15/27 (Pool #443508)	46	49,217
8.50%, 08/15/27 (Pool #453213)	47	50,769
8.00%, 09/15/27 (Pool #453740)	19	20,226
7.00%, 09/15/27 (Pool #453980)	62	66,418
7.00%, 09/15/27 (Pool #454825)	2	2,236
7.00%, 10/15/27 (Pool #445227)	77	82,112
7.00%, 10/15/27 (Pool #453576)	16	17,556
7.00%, 10/15/27 (Pool #455319)	43	46,225
7.00%, 11/15/27 (Pool #452737)	136	145,188
7.00%, 12/15/27 (Pool #443780)	31	33,210
7.00%, 04/15/28 (Pool #471672)	7	7,740
6.50%, 07/15/28 (Pool #468090)	179	188,522
6.50%, 12/15/28 (Pool #471541)	289	304,077
6.50%, 01/15/29 (Pool #490890)	215	226,492
7.50%, 10/15/29 (Pool #521954)	42	44,938
7.50%, 01/15/32 (Pool #579142)	1,066	1,141,934
6.50%, 04/15/32 (Pool #587032)	1,077	1,132,517

		5,345,676

TOTAL AGENCY OBLIGATIONS
(Cost $61,830,187)		62,177,915

DOMESTIC CORPORATE BONDS — 37.8%
Auto — 3.1%
General Motors Acceptance Corp.
6.125%, 08/28/07	1,400	1,481,680
6.875%, 08/28/12	1,500	1,546,875
Toyota Motor Credit Corp.
2.88%, 08/01/08	1,665	1,621,252

		4,649,807

Banking and Financial Services — 15.2%
American Express Credit Corp.
7.45%, 08/10/05	1,000	1,089,820
American General Finance
3.00%, 11/15/06	1,425	1,421,438

	Par (000)	Value

DOMESTIC CORPORATE BONDS — Continued
Banking and Financial Services — Continued
American General Finance
4.63%, 09/01/10	$1,000	$1,003,750
Bank of America Corp.
3.25%, 08/15/08	1,500	1,470,000
Bank of America Corp.*
4.875%, 01/15/13	1,400	1,393,000
Bear Sterns
7.63%, 12/07/09	2,000	2,350,000
Citigroup, Inc.
4.13%, 06/30/05	1,650	1,703,625
Citigroup, Inc.
6.00%, 10/31/33	1,000	997,500
GE Capital Corp.*
5.45%, 01/15/13	1,350	1,397,250
GE Capital Corp.
6.75%, 03/15/32	1,300	1,444,625
Household Finance Corp.
6.75%, 05/15/11	675	754,627
Merrill Lynch
3.38%, 09/14/07	1,225	1,229,594
Merrill Lynch
6.88%, 11/15/18	1,500	1,717,500
Morgan Stanley
6.60%, 04/01/12	1,250	1,393,750
Washington Mutual
4.00%, 01/15/09	1,300	1,290,250
Wells Fargo
4.95%, 10/16/13	1,785	1,773,844

		22,430,573

Beverages — 2.0%
Bavaria S.A.
8.88%, 11/01/10	725	730,438
Cia Brasil de Bebidas
8.75%, 09/15/13	700	742,000
Coca-Cola Enterprises
6.95%, 11/15/26	1,300	1,464,125

		2,936,563

Broadcasting — 0.6%
Comcast Corp.
5.85%, 01/15/10	765	812,813

Chemicals — 0.5%
Dow Chemical
5.75%, 11/15/09	650	691,438

Computer Software — 2.0%
IBM
7.00%, 10/30/25	1,325	1,512,621
Seagate Technology
8.00%, 05/15/09	675	732,375

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

TOTAL RETURN BOND FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Par (000)	Value

DOMESTIC CORPORATE BONDS — Continued
Computer Software — Continued
Unisys Corp.
8.13%, 06/01/06	$665	$726,513

		2,971,509

Consumer Goods — 1.0%
Proctor & Gamble Co.
3.50%, 12/15/08	1,450	1,435,500

Defense — 0.3%
General Dynamics Corp.
2.13%, 05/15/06	500	492,500

Drugs — 1.4%
Wyeth
6.70%, 03/15/11	700	777,875
5.25%, 03/15/13	1,300	1,303,250

		2,081,125

Entertainment — 1.0%
Royal Caribean Cruises
8.25%, 04/01/05	665	707,394
Time Warner
6.13%, 04/15/06	650	694,430

		1,401,824

Hotels & Lodging — 1.0%
Park Place Entertainment
7.88%, 12/15/05	755	805,963
Starwood Hotels
7.38%, 05/01/07	665	715,706

		1,521,669

Insurance — 0.6%
GE Global Insurance
7.00%, 02/15/26	215	228,438
Marsh & McLennan
5.88%, 08/01/33	725	704,156

		932,594

Leasing — 0.5%
United Rental*
7.75%, 11/15/13	800	802,000

Machinery & Equipment — 2.3%
Caterpillar
7.30%, 05/01/31	1,500	1,801,875
John Deere
4.13%, 07/15/05	1,600	1,650,000

		3,451,875

	Par (000)	Value

DOMESTIC CORPORATE BONDS — Continued
Oil & Exploration — 0.7%
Occidental Petroleum
4.00%, 11/30/07	$950	$956,455

Printing & Publishing — 0.3%
Dex Media West
8.50%, 08/15/10	390	428,025

Retail Stores — 1.4%
Saks, Inc.
7.50%, 12/01/10	655	720,500
Target Corp.
7.00%, 07/15/31	1,250	1,415,625

		2,136,125

Telecommunications — 3.4%
Hutchison Whampoa International
5.45%, 11/24/10	900	900,000
Innova
9.38%, 09/19/13	500	513,750
Telecorp PCS, Inc.
11.63%, 04/15/09	825	861,039
Verizon Global Funding Corp.
4.00%, 01/15/08	1,250	1,262,500
Verizon New Jersey, Inc.
5.88%, 01/17/12	1,400	1,480,500

		5,017,789

Utilities — Electrical & Electronic — 0.5%
Public Services Co. of Colorado
4.38%, 10/01/08	650	666,250

TOTAL DOMESTIC CORPORATE BONDS
(Cost $54,859,028)		55,816,434

FOREIGN BONDS — 0.5%
Sovereign Agency — 0.5%
Brazil de Republic
9.25%, 10/22/10	725	752,188

TOTAL FOREIGN BONDS
(Cost $721,141)		752,188

ASSET BACKED SECURITIES — 1.6%
Carat 2003
1.44%, 02/15/07	960	952,917
Whole Auto Loan 03-1 A2A
1.40%, 04/15/06	1,400	1,398,880

TOTAL ASSET BACKED SECURITIES
(Cost $2,359,816)		2,351,797

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

TOTAL RETURN BOND FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

	Par (000)	Value

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Notes
2.25%, 07/31/04	$2,250	$ 2,266,335
6.50%, 08/15/05*	1,300	1,402,011
6.88%, 05/15/06	3,750	4,161,330
6.00%, 08/15/09	1,250	1,407,950
4.875%, 02/15/12*	6,300	6,635,160
6.75%, 08/15/26	2,825	3,393,644

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,209,907)		19,266,430

	Number of Shares

INVESTMENT COMPANIES — 5.1%
BlackRock High Yield Bond	337,302	2,668,061
Evergreen Select High Yield Bond Fund	125,516	1,188,636
One Group Prime Money Market Institutional Fund	3,656,017	3,656,017

TOTAL INVESTMENT COMPANIES
(Cost $7,153,968)		7,512,714

	Par (000)

SECURITIES LENDING COLLATERAL — 9.1%
Repurchase Agreements Deutsche Bank Group
(Agreement dated 11/28/03 to be repurchased at $12,632,632 collateralized by Federal National Mortgage Association value $10,032,342, 4.375%, due 03/15/13 and Federal National Mortgage Association value $2,851,894, 7.125%, due 01/15/30) 1.06%, 12/01/03	$12,632	12,631,516
Lehman Brothers, Inc.
(Agreement dated 11/28/03 to be repurchased at $853,268 collateralized by Federal National Mortgage Association value $871,631, 3.375%, due 12/15/08) 2.625%, 12/01/03	853	853,268

TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,484,784)		13,484,784

TOTAL INVESTMENT IN SECURITIES — 109.1%
(Cost $159,537,874**)		161,362,262
OTHER LIABILITIES IN EXCESS OF ASSETS — (9.1)%		(13,445,824)

NET ASSETS — (100.0)%		$147,916,438

Value
NET ASSET VALUE PER SHARE
Institutional Shares
($147,338,241 ÷ 14,825,573 shares outstanding)	$9.94

Class A Shares
($286,718 ÷ 28,837 shares outstanding)	$9.94

Class B Shares
($19,816 ÷ 1,994 shares outstanding)	$9.94

Class C Shares
($271,663 ÷ 27,336 shares outstanding)	$9.94

*	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer.
**	Aggregate cost for Federal income tax purposes is $159,652,998. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$2,342,227
Excess of tax cost over value	$(632,963)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

MARYLAND TAX-EXEMPT BOND FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — 96.9%
District of Columbia — 4.1%
Washington D.C., Metropolitan Transit Authority, RB, INS: FGIC, Prerefunded 1/1/04 @ 102
5.00%, 07/01/06	$1,000	$1,023,120
Washington D.C., Metropolitan Transit Authority, RB, INS: FGIC
6.00%, 07/01/09	600	703,572
Washington DC Metro Area, Transit Authority, RB, Refunding, INS: MBIA
5.00%, 01/01/12	500	554,590
Washington D.C., Metropolitan Transit Authority, Gross Revenue; MBIA
5.00%, 07/01/10	300	334,620

		2,615,902

Maryland — 91.4%
Annapolis, GO, CPI
5.00%, 11/01/16	440	474,835
Anne Arundel County, GO
6.50%, 05/15/05	500	537,600
5.00%, 03/01/16	750	815,295
5.25%, 03/01/18	1,000	1,091,390
Baltimore City, GO, CPI, INS: FGIC, Prerefunded 4/15/08 @ 101
5.00%, 10/15/16	420	471,391
Baltimore City, GO, CPI, INS: FGIC, Unrefunded
5.00%, 10/15/16	80	84,703
Baltimore City, GO, INS: MBIA
7.00%, 10/15/10	450	563,148
Baltimore City, RB, Waste Water Project, INS: FGIC
5.90%, 07/01/13	1,000	1,185,790
5.00%, 07/01/22	1,000	1,076,900
Baltimore City, RB, Waste Water Project, INS: FGIC, Prerefunded 6/1/06 @ 101
5.50%, 07/01/26	300	346,242
Baltimore County, COP, Equipment Acquisition Program
5.00%, 08/01/07	250	274,672
Baltimore, COP, Board of Education Administration, INS: MBIA
5.25%, 04/01/07	500	551,200
Baltimore County Metropolitan District, 65th Service, GO
5.50%, 06/01/13	440	486,372
Cecil County, GO, CPI
5.00%, 08/01/09	655	733,574
Charles County, GO
5.70%, 03/01/10	750	792,090

	Par (000)	Value

MUNICIPAL BONDS — Continued
Maryland — Continued
Frederick County, GO
5.00%, 12/01/08	$400	$449,676
5.00%, 12/01/08	500	562,095
5.25%, 07/01/12	250	282,455
Harford County, GO, CPI, UT
5.50%, 12/01/07	920	1,041,514
5.00%, 12/01/14	125	141,378
Harford County, GO, CPI, UT, Prerefunded 12/1/07 @ 102
5.00%, 12/01/14	125	135,823
Howard County, GO, CPI
5.00%, 02/15/06	650	698,451
Maryland Environmental Services — Cecil County, RB, Landfill Project
5.125%, 09/01/10	180	199,480
5.30%, 09/01/12	250	274,050
Maryland National Capital Park & Planning Commission — Prince George’s County, GO, Unrefunded Balance
6.25%, 01/15/05	200	211,028
5.375%, 01/15/14	450	491,148
Maryland State and Local Facilities, GO, GPI
5.00%, 07/15/04	500	512,165
5.00%, 10/15/04	1,000	1,033,800
5.25%, 03/01/05	750	787,582
5.25%, 06/15/06	500	544,475
5.25%, 02/01/08	680	760,580
Maryland State Refunded & Local Facilities, GO
4.00%, 02/01/04	2,000	2,009,600
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Infrastructure, INS: MBIA
5.125%, 06/01/17	325	352,677
5.15%, 06/01/22	390	409,574
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Multi-family
5.05%, 05/15/18	185	189,285
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Single Family
5.30%, 09/01/10	240	254,844
4.45%, 04/01/12	1,000	1,035,360

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

MARYLAND TAX-EXEMPT BOND FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued
Maryland — Continued
Maryland State Department of Transportation, RB
5.00% 02/01/06	$500	$535,740
Maryland State Economic Development, RB, Corporate Lease, Maryland Department of Transportation Headquarters
5.00%, 06/01/15	450	489,501
Maryland State Economic Development, RB, Infrastructure, University of Maryland-College Park Project, INS: AMBAC
5.00%, 07/01/04	500	511,400
5.375%, 07/01/14	500	556,635
5.00%, 07/01/19	220	231,024
Maryland State Health & Higher Educational Facilities Authority, College of Notre Dame, INS: MBIA
4.45%, 10/01/12	290	311,440
5.30%, 10/01/18	460	522,500
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins University
5.125%, 07/01/11	600	670,098
Maryland State Health & Higher Educational Facilities Authority, RB, Helix Health System, INS: AMBAC, ETM
5.125%, 07/01/12	555	626,578
Maryland State Health & Higher Educational Facilities Authority, RB, Board of Child Care
5.50%, 07/01/13	800	892,536
5.375%, 07/01/32	500	512,575
Maryland State Health & Higher Educational Facilities Authority, RB, VRDB, Charlestown Community, Inc., LOC: First Union Bank
1.00%, 01/01/28	1,000	1,000,000
Maryland State Health & Higher Educational Facilities Authority, RB, Helix Health Inc., INS: AMBAC, ETM
5.125%, 07/01/11	600	678,882
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins Hospital
5.50%, 07/01/07	1,000	1,023,160
5.00%, 05/15/09	500	528,090
5.125%, 11/15/34	750	761,370

	Par (000)	Value

MUNICIPAL BONDS — Continued
Maryland — Continued
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins University
5.00%, 07/01/11	$500	$559,765
5.25%, 07/01/16	750	825,907
5.25%, 07/01/17	500	549,035
5.125%, 11/15/34	400	438,256
Maryland State Industrial Development, RB, IDA, American Center for Physics, SPA: American Institute of Physics
5.25%, 12/15/14	500	557,105
Maryland State Industrial Development, RB, National Aquarium Baltimore
5.50%, 11/01/17	750	826,515
Maryland State Stadium Authority, RB, Convention Center Expansion, INS: AMBAC
5.75%, 12/15/08	335	356,068
5.80%, 12/15/09	535	568,919
Maryland State Transportation Authority, RB
5.80%, 07/01/06	775	851,903
5.75%, 07/01/15	150	150,585
Montgomery County, COP, GPI, Equipment Acquisition Program
4.50%, 06/01/06	500	533,795
Montgomery County, GO, CPI
5.75%, 07/01/06	400	440,896
Montgomery County, RB, Economic Development Revenue, Trinity Health Care Group
5.50%, 12/01/16	930	1,015,337
Montgomery County, RB, Housing Opportunity Community Housing Multi-Family, Avalon Knoll, FNMA COLL
5.70%, 07/01/10	150	160,113
Montgomery County Revenue Authority, RB, Olney Indorr Swim Project
5.25%, 10/01/12	250	259,495
New Baltimore School Board, RB
4.85%, 11/01/11	450	495,405
5.12%, 11/01/14	455	496,523
Northeast Waste Disposal Authority, RB, Southwest Resource Recovery Facility, INS: MBIA
7.20%, 01/01/05	1,000	1,024,570

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

MARYLAND TAX-EXEMPT BOND FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued
Maryland — Continued
Ocean City, GO, INS: FGIC
5.00%, 03/01/09	$ 450	$ 503,077
Prince George’s County, GO, CPI, INS: FSA
5.00%, 05/15/07	525	577,799
5.20%, 03/15/08	500	536,105
Prince George’s County, GO, INS: FSA
5.25%, 03/15/15	400	445,524
Prince George’s County, RB, IDA, Hyattsville District Court Facility
6.00%, 07/01/09	675	705,821
5.00%, 10/01/12	500	550,515
Prince George’s County Housing Authority, Multifamily, RB
7.00%, 04/15/19	500	526,895
Prince George’s County Solid Waste Management System, RB, INS: FSA-CR
5.25%, 06/15/13	2,380	2,433,217
Queen Anne’s County, GO, INS: FGIC
5.00%, 11/15/10	400	451,716
Saint Mary’s College, GO, INS: AMBAC
5.55%, 09/01/30	500	535,720
Saint Mary’s County, GO, Prerefunded 10/1/09 @ 101
5.50%, 10/01/14	1,000	1,163,270
Saint Mary’s County, GO, Refunding CPI
5.00%, 10/01/09	145	163,283
Saint Mary’s County, GO, Refunding, St. Mary’s Hospital
5.00%, 10/01/09	880	990,959
Talbot County, GO
5.00%, 03/15/12	480	533,549
University of Maryland SYS, RB, Auxiliary Facilities & Tuition
5.40%, 04/01/07	300	325,941
5.00%, 04/01/08	500	553,770
5.125%, 04/01/13	400	431,128
5.00%, 04/01/15	500	527,795
Washington County, GO, INS: FGIC
5.25%, 01/01/06	200	202,664
5.00%, 01/01/16	675	719,577
5.50%, 01/01/20	300	330,510
Washington Suburban Sanitary District, GO, General Construction
5.00%, 06/01/09	500	553,955
5.25%, 06/01/24	440	466,022
Wicomico County, GO, INS: FGIC
5.00%, 02/01/15	755	803,184

	Par (000)	Value

MUNICIPAL BONDS — Continued
Maryland — Continued
Worcester County, GO
5.20%, 08/01/08	$1,310	$ 1,433,009

		58,288,968

Puerto Rico — 1.4%
Children’s Trust Fund, RB, Puerto Rico Tobacco, Prerefunded 7/1/10 @ 100
6.00%, 07/01/26	750	886,822

TOTAL MUNICIPAL BONDS
(Cost $58,558,832)		61,791,692

	Number of Shares
INVESTMENT COMPANIES — 1.9%
Goldman Sachs Financial Square Tax-Free Money Market Fund	635,847	635,847
BlackRock Provident Institutional Funds — MuniFund	588,555	588,555

TOTAL INVESTMENT COMPANIES
(Cost $1,224,402)		1,224,402

TOTAL INVESTMENT IN SECURITIES — 98.8%
(Cost $59,783,234*)		63,016,094
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		758,641

NET ASSETS — 100.0%		$ 63,777,845

NET ASSET VALUE PER SHARE
Institutional Shares
($62,520,376 ÷ 5,569,962 shares outstanding)		$11.22

Class A Shares
($978,473 ÷ 87,186 shares outstanding)		$11.22

Class B Shares
($115,103 ÷ 10,252 shares outstanding)		$11.23

Class C Shares
($163,893 ÷ 14,597 shares outstanding)		$11.23

*	Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$3,243,475
Excess of tax cost over value	$(10,615)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

INTERMEDIATE TAX-EXEMPT BOND FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — 92.4%
Alabama — 1.1%
Alabama State Department of Docks Facility, RB, INS: MBIA
6.00%, 10/01/06	$1,410	$1,572,108

Arizona — 1.6%
Arizona Water Infrastructure Financial Authority, RB
5.375%, 10/01/11	2,000	2,297,520

Colorado — 2.5%
Arapahoe County School District No. 5, GO, SAW, Cherry Creek
5.25%, 12/15/07	1,000	1,120,380
Jefferson County School District, GO, INS: MBIA
5.25%, 12/15/05	1,230	1,323,824
Regional Transportation District, RB, Sales Tax Revenue, INS: AMBAC
5.25%, 11/01/11	1,000	1,139,250

		3,583,454

Connecticut — 4.5%
Connecticut State, GO
5.00%, 08/15/13	2,000	2,220,520
Connecticut State, GO, Refunding
5.25%, 12/15/07	1,800	2,014,452
Connecticut State Health & Educational Facilities, Yale University, RB, VRDB
1.03%, 07/01/36	1,220	1,220,000
Stamford, GO, Refunding Bonds
4.30%, 07/15/11	750	807,458

		6,262,430

Florida — 8.1%
Florida State Board of Education Capital Outlay, GO, Prerefunded 6/1/05 @ 101
5.875%, 06/01/12	1,775	1,912,758
Florida State Board of Education Public Education, GO
5.00%, 06/01/07	2,000	2,200,120
Florida State Education University System, RB, INS: AMBAC
5.00%, 07/01/07	2,500	2,751,300
Florida State, RB, Dept. of Environmental Protection, INS: AMBAC
5.50%, 07/01/06	2,000	2,185,560
5.75%, 07/01/07	1,000	1,126,260

	Par (000)	Value

MUNICIPAL BONDS — Continued
Florida — Continued
St. Lucie County, RB, INS: MBIA
5.50%, 04/01/10	$1,000	$1,147,410

		11,323,408

Georgia — 4.9%
DeKalb County Development Authority, RB, Emory University Project
5.375%, 11/01/05	1,000	1,075,080
Fulton County, GO, Prerefunded 1/01/04 @ 102
5.40%, 01/01/08	1,000	1,023,430
Georgia State, GO
6.50%, 12/01/03	1,500	1,500,209
5.50%, 08/01/06	2,000	2,195,780
Gwinnett County School District, GO
5.125%, 02/01/04	1,000	1,026,660

		6,821,159

Hawaii — 0.8%
Honolulu City & County Board Water Supply System, MBIA-IBC, RB
5.80%, 07/01/21	1,000	1,116,040

Illinois — 2.8%
Chicago School Finance Authority, GO, INS: FGIC
5.50%, 06/01/09	2,000	2,045,500
Univ. of Illinois, COP, MBIA, Utility Infrastructure Projects
5.75%, 08/15/08	1,605	1,831,064

		3,876,564

Indiana — 1.0%
Purdue University, University Student Fees, RB
5.00%, 07/01/07	1,300	1,426,906

Kansas — 2.9%
Kansas State Financial Authority, Department of Commerce and Housing, RB, INS: MBIA
5.00%, 06/01/11	2,070	2,310,700
Kansas State Juvenile Justice Authority, RB, INS: MBIA
5.00%, 05/01/05	1,710	1,799,159

		4,109,859

Kentucky — 1.9%
Kentucky State Property and Buildings Community, RB, Project No. 69, INS: MBIA
5.00%, 08/01/05	1,430	1,513,727

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

INTERMEDIATE TAX-EXEMPT BOND FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued
Kentucky — Continued
Kentucky State Turnpike Authority, RB, Revitalization, INS: FSA
5.50%, 07/01/10	$1,000	$1,150,140

		2,663,867

Louisiana — 0.9%
Louisiana Public Facilities Authority, RB, INS: FSA
5.00%, 08/01/04	1,270	1,302,690

Maryland — 7.1%
Baltimore County, COP, Equipment Acquisition Program
5.00%, 08/01/07	1,265	1,389,843
Maryland State Health & Higher Education, RB, Johns Hopkins Hospital
5.50%, 07/01/07	1,550	1,585,898
5.00%, 05/15/10	500	550,535
Maryland State & Local, GO
5.00%, 08/01/08	2,500	2,790,800
Maryland State, RB, Dept. of Transportation
5.00%, 09/01/04	1,400	1,440,768
Prince Georges County, GO, CPI, INS: FSA
5.50%, 05/15/09	1,000	1,147,560
Prince Georges County, Refunding, GO, INS: FSA
5.50%, 05/15/11	1,000	1,151,370

		10,056,774

Massachusetts — 1.2%
Massachusetts, GO
5.375%, 08/01/08	1,500	1,685,760

Michigan — 0.9%
Michigan Muni Bond Authority, RB, Drinking Water
5.25%, 10/01/08	1,145	1,294,560

Minnesota — 0.9%
Minnesota, GO
5.00%, 10/01/05	1,200	1,278,792

Missouri — 1.5%
Missouri, Third State Building, GO
5.00%, 10/01/05	2,000	2,129,440

Nebraska — 2.1%
Douglas County School District, GO
5.30%, 12/15/11	2,830	2,997,734

	Par (000)	Value

MUNICIPAL BONDS — Continued
New Jersey — 6.6%
New Jersey Economic Development, RB, INS: AMBAC
5.00%, 09/15/11	$1,120	$1,253,784
New Jersey Economic Development, RB, INS: MBIA
5.00%, 07/01/09	2,000	2,233,380
New Jersey Educational Facility Authority, RB, Refunding, Seton Hall University, INS: AMBAC
5.25%, 07/01/07	1,000	1,106,910
New Jersey, GO
6.50%, 07/15/05	1,250	1,353,625
New Jersey State Educational Facility Authority, RB, Princeton University
4.75%, 07/01/07	1,410	1,541,680
New Jersey State Transportation, RB, ETM, INS: MBIA
6.50%, 06/15/10	1,500	1,821,270

		9,310,649

North Carolina — 0.7%
Guilford County, GO, Recreational and School Improvements
5.00%, 10/01/04	1,000	1,032,200

Ohio — 5.3%
Cleveland Municipal School District, GO, INS: FGIC
5.00%, 12/01/05	1,250	1,336,675
Columbus, GO, Public Improvements
6.00%, 06/15/07	2,000	2,270,120
Ohio State Building Authority, Refunding, Workers Compensation Facilities, RB, INS: FGIC
5.00%, 04/01/13	2,000	2,223,440
Ohio Water Development Authority, RB, INS: AMBAC
5.00%, 06/01/06	1,500	1,619,625

		7,449,860

Oklahoma — 0.8%
Oklahoma Housing Development Authority, RB
5.10%, 11/01/05	1,100	1,156,188

Pennsylvania — 9.2%
Berks County, GO, INS: AMBAC
5.50%, 11/15/05	1,500	1,615,470
Harrisburg Authority School Revenue, GO, INS: FGIC
5.00%, 04/01/10	1,250	1,396,875

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

INTERMEDIATE TAX-EXEMPT BOND FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued
Pennsylvania — Continued
Pennsylvania State, GO
5.00%, 10/01/05	$1,250	$1,330,125
Pennsylvania State, GO
5.00%, 09/15/08	2,000	2,227,560
Pennsylvania State Higher Educational Association of Independent Colleges, Facilities Authority, RB, SPA:PNC Bank N.A.
1.35%, 11/01/31	1,200	1,200,000
Pennsylvania State, IDA, RB, AMBAC, Economic Development
5.50%, 07/01/05	2,500	2,658,150
Pennsylvania State University, RB, VRDB, SPA: Toronto-Dominion Bank
1.12%, 03/01/32	2,500	2,500,000

		12,928,180

Puerto Rico — 1.6%
Puerto Rico Common Wealth Highway & Transportation Authority, INS: FGIC
5.50%, 07/01/13	2,000	2,319,540

South Carolina — 1.4%
Columbia Tax Increment Revenues, RB, INS: FSA
5.00%, 12/01/06	1,790	1,962,842

Tennessee — 1.6%
Shelby County, GO
5.50%, 08/01/08	1,000	1,133,070
5.00%, 04/01/09	1,000	1,113,390

		2,246,460

Texas — 4.0%
San Antonio Electric & Gas, RB, Unrefunded Balance
5.80%, 02/01/06	1,775	1,896,002
Texas State Public Finance Authority, Refunding, GO
5.00%, 10/01/05	2,000	2,125,220
University of Texas, RB
5.00%, 07/01/05	1,500	1,583,475

		5,604,697

Utah — 1.6%
Utah State, Unrefunded Balance, GO
5.50%, 07/01/06	2,000	2,190,320

	Par (000)	Value

MUNICIPAL BONDS — Continued
Virginia — 5.6%
Prince William County Lease Partnership, COP, INS: MBIA
5.50%, 12/01/10	$2,500	$2,730,725
Virginia College Building Authority, Educational, Facilities, Public Higher Education Program, RB
4.50%, 09/01/05	2,000	2,108,580
Virginia Common Wealth Transportation Board, Federal Highway Reimbursement Antic, GO
5.50%, 10/01/06	1,000	1,104,750
Virginia State Public School Authority, RB, INS: State Aid Withholding
5.60%, 06/01/12	1,850	2,004,234

		7,948,289

Washington — 3.5%
King County, GO
5.00%, 06/01/06	2,500	2,694,925
Washington State Motor Vehicle Fuel, Refunding GO
5.00%, 09/01/06	1,100	1,191,663
Washington State Motor Vehicle Fuel Tax, GO
5.75%, 05/01/12	1,000	1,019,640

		4,906,228

Wisconsin — 2.4%
North Central Technical College, GO
5.40%, 09/01/04	1,075	1,109,077
Wisconsin State, GO
6.125%, 11/01/06	2,000	2,241,200

		3,350,277

Wyoming — 1.4%
Lincoln County, RB, VRDN, PCRB, Exxon Project
0.99%, 11/01/14	2,000	2,000,000

TOTAL MUNICIPAL BONDS
(Cost $127,362,117)		130,204,795

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

INTERMEDIATE TAX-EXEMPT BOND FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

	Number of Shares	Value

INVESTMENT COMPANIES — 6.4%
Goldman Sachs Financial Square Tax-Free Money Market Fund	4,830,387	$4,830,387
BlackRock Provident Institutional Funds — MuniFund	4,231,729	4,231,729

TOTAL INVESTMENT COMPANIES
(Cost $9,062,116)		9,062,116

TOTAL INVESTMENT IN SECURITIES — 98.8%
(Cost $136,424,233)*		139,266,911
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		1,668,243

NET ASSETS — 100.0%		$140,947,888

Value

NET ASSET VALUE PER SHARE
Institutional Shares
($140,223,611 ÷ 13,751,643 shares outstanding)	$10.20

Class A Shares
($698,232 ÷ 68,487 shares outstanding)	$10.20

Class B Shares
($1,008 ÷ 99 shares outstanding)	$10.20

Class C Shares
($25,037 ÷ 2,455 shares outstanding)	$10.20

*	Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$2,999,331
Excess of tax cost over value	$(156,653)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

NATIONAL TAX-EXEMPT BOND FUND

Statement of Net Assets

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — 98.3%
Alabama — 1.7%
Auburn University, RB, General Fee Revenue, INS: MBIA
5.50%, 06/01/13	$2,345	$2,658,433

Arizona — 0.9%
Maricopa County School District No. 38 Madison Elementary, GO, INS: MBIA, Prerefunded 07/01/06 @ 101
5.80%, 07/01/15	1,230	1,372,729

Arkansas — 2.4%
Arkansas State, GO, INS: FGIC
5.25%, 08/01/05	1,425	1,515,473
University of Arkansas, RB Fayetteville Campus
5.50%, 12/01/16	2,000	2,268,400

		3,783,873

California — 1.5%
Los Angeles Unified School District, GO, INS: MBIA
5.75%, 07/01/13	2,000	2,340,380

Colorado — 6.7%
Arapahoe County District No. 5 Cherry Creek, GO, INS: SAW
5.50%, 12/15/12	1,750	1,978,445
6.00%, 12/15/13	1,000	1,178,930
Colorado Department of Transportation, RB, TRAN, INS: AMBAC, Prerefunded 6/15/10 @ 100.5
6.00%, 06/15/15	2,000	2,377,480
Colorado Springs, RB, Utility Revenue, ETM
5.875%, 11/15/17	1,500	1,781,070
Denver City and County, COP, INS: AMBAC
5.75%, 12/01/18	1,750	2,074,345
Denver City and County, GO
6.00%, 10/01/10	1,000	1,185,280

		10,575,550

Connecticut — 1.8%
Connecticut, GO
5.00%, 11/15/09	1,500	1,684,065
Connecticut Special Tax Obligation, INS: FSA
5.00%, 10/01/06	1,000	1,090,130

		2,774,195

	Par (000)	Value

MUNICIPAL BONDS — Continued
Florida — 6.1%
Broward County, RB, Florida Resource Recovery
5.00%, 12/01/04	$2,000	$2,071,460
Florida State, RB, Department of Environmental Protection, INS: AMBAC
6.00%, 07/01/12	1,000	1,183,840
Hillsborough County Capital Improvements Program, RB, INS: FGIC
6.00%, 08/01/05	1,210	1,302,093
Hillsborough County Solid Waste, RB, INS: MBIA
5.40%, 10/01/04	2,000	2,070,640
Pinellas County Florida Health Facility, RB, Baycare Health, FRN*
1.05%, 11/15/23	2,000	2,000,000
Reedy Creek Improvements District, GO, Prerefunded 06/01/05 @ 100, INS: MBIA
5.75%, 06/01/19	1,000	1,065,960

		9,693,993

Georgia — 8.6%
Georgia State, GO
6.50%, 12/01/05	1,700	1,868,521
6.00%, 07/01/12	2,000	2,313,960
Gwinnett County Water & Sewer Authority, RB
5.20%, 08/01/14	1,000	1,100,620
Private Colleges & Universities, RB, Emory University
5.75%, 11/01/15	2,320	2,690,249
5.75%, 11/01/16	2,000	2,307,100
Union City Housing Authority, Multi Family reference, Hidden Lake Apartments, INS: FHA 221(D) (4)
7.125%, 12/01/25	3,190	3,387,525

		13,667,975

Illinois — 1.2%
Chicago Wastewater Transmission, RB, INS: MBIA, Prerefunded 1/1/10 @ 101
6.00%, 01/01/13	1,545	1,824,954

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

NATIONAL TAX-EXEMPT BOND FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued
Kansas — 2.5%
Kansas State Development Financial Authority, RB, PCR, Prerefunded 11/1/10 @ 100
6.00%, 11/01/14	$2,000	$2,381,560
Kansas State, RB, Turnpike Authority, INS: AMBAC
5.50%, 09/01/06	1,500	1,648,350

		4,029,910

Louisiana — 1.7%
Louisiana Public Facilities, RB, INS: FSA
5.50%, 08/01/17	2,365	2,646,601

Maryland — 4.2%
Dorchester County, GO
6.10%, 02/01/15	2,000	2,118,280
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Single Family
4.60%, 04/01/13	1,310	1,365,348
Maryland State & Local Facilities, GO, GPI
5.50%, 03/01/08	1,000	1,130,820
Northeast Waste Disposal Authority, RB, Southwest Recovery Facility, INS: MBIA
7.20%, 01/01/05	2,000	2,049,140

		6,663,588

Massachusetts — 8.6%
Massachusetts Bay Transportation Authority, Special Assessment
5.75%, 07/01/15	1,000	1,151,430
Massachusetts State, GO, Prerefunded 3/1/12 @ 100
5.50%, 03/01/19	3,500	3,989,300
Massachusetts State, GO, Transit Improvements, Prerefunded 2/1/10 @ 101
6.00%, 02/01/14	2,000	2,366,660
Massachusetts State, GO, Transit Improvements, Prerefunded 3/1/12 @ 100
5.50%, 01/01/15	1,610	1,850,421
Massachusetts State, REF-SER D, INS: AMBAC
5.50%, 10/01/19	2,500	2,829,375

	Par (000)	Value

MUNICIPAL BONDS — Continued
Massachusetts — Continued
Pembroke, GO, INS: FGIC
5.50%, 11/15/20	$1,230	$1,360,884

		13,548,070

Michigan — 1.7%
Michigan State Building Authority, RB, Facilities Program
5.00%, 10/15/04	2,500	2,765,400

Minnesota — 0.7%
Minnesota State, GO, Prerefunded 10/01/04 @ 100
6.00%, 10/01/14	1,000	1,040,670

Missouri — 1.9%
Farmington School District No. R 7, GO, INS: SADD
5.70%, 03/01/15	1,065	1,197,241
Missouri State Board of Public Buildings, RB, Special Obligation
5.75%, 05/01/09	1,500	1,733,760

		2,931,001

New Jersey — 5.2%
New Jersey State, GO, Refunding
5.75%, 02/15/06	1,000	1,087,970
New Jersey State Transportation Authority, RB
5.50%, 06/15/08	1,800	2,029,248
New Jersey State Transportation Authority, RB, Prerefunded 12/15/11 @ 100, INS: MBIA
6.00%, 12/15/15	2,000	2,392,340
New Jersey Transportation Corp., RB, BAN, INS: AMBAC
5.50%, 02/01/08	2,500	2,798,775

		8,308,333

New York — 1.4%
New York State Environmental Facility, RB
6.00%, 06/15/18	1,775	2,030,014
New York State Environmental Facility, RB, Prerefunded 6/15/09 @ 100
6.00%, 06/15/18	225	265,840

		2,295,854

Ohio — 7.1%
Eaton School District, GO, INS: FGIC
5.75%, 12/01/20	1,000	1,135,680

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

NATIONAL TAX-EXEMPT BOND FUND

Statement of Net Assets — Continued

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued
Ohio — Continued
Ohio Public Facilities Commission, Mental Health, RB
5.125%, 06/01/04	$1,000	$1,019,940
Ohio State Higher Education, RB, Capital Facilities
5.50%, 12/01/07	2,000	2,260,060
Ohio State Turnpike Commn REV REF-SER A, INS: FGIC
5.50%, 02/15/16	3,525	4,094,252
Ohio State Water Development Authority, Drinking Water Fund, RB
5.50%, 12/01/17	2,500	2,803,025

		11,312,957

Oregon — 4.4%
Jackson County School District No. 6 Central Point, GO, INS: FGIC
5.75%, 06/15/15	2,060	2,363,541
Portland Sewer System, RB, INS: FGIC
5.75%, 08/01/18	2,000	2,290,540
Portland Urban Renewal, Tax Allocation, Oregon Conventional Center, INS: AMBAC
6.00%, 06/15/13	2,000	2,276,660

		6,930,741

Pennsylvania — 10.3%
Allegheny County Sanitation Authority, RB, INS: MBIA
5.75%, 12/01/13	1,150	1,351,170
Chester County, GO
5.50%, 11/15/15	4,300	4,857,237
Northampton County, GPI, RB, INS: FSA
5.75%, 10/01/14	2,000	2,350,720
Pennsylvania State, GO
5.75%, 01/15/09	1,315	1,507,253
Pennsylvania State Higher Educational Facilities, RB, Carnegie Mellon University
6.00%, 11/01/04	1,270	1,324,699
Pennsylvania State University, RB, Refunding
5.25%, 08/15/14	2,460	1,131,150
Philadelphia School District, GO, INS: FSA
5.50%, 02/01/31	1,000	1,066,900

	Par (000)	Value

MUNICIPAL BONDS — Continued
Pennsylvania — Continued
Wilkes Barre Penn School District, GO, INS: MBIA
5.50%, 04/01/18	$1,000	$2,776,208

		16,365,337

Puerto Rico — 2.9%
Puerto Rico Commonwealth Highway & Transportation Authority, RB, INS: MBIA
6.25%, 07/01/05	1,345	1,448,188
5.50%, 07/01/13	2,780	3,224,161

		4,672,349

Rhode Island — 1.8%
Rhode Island State, GO, INS: FGIC
6.00%, 07/15/14	2,415	2,879,453

South Carolina — 1.9%
South Carolina Transportation Infrastructure, RB, GPI
5.50%, 10/01/06	2,705	2,989,133

Texas — 4.7%
Bexar County, RB, Venue Project, INS: MBIA
5.25% 08/15/04	1,035	1,065,005
San Antonio Electric & Gas, RB, Unrefunded Balance
5.80% 02/01/06	3,300	3,524,961
Texas Tech University, RB, INS: MBIA
5.50% 08/15/18	2,550	2,820,631

		7,410,597

Utah — 0.9%
Salt Lake City, GO
6.00%, 12/15/03	1,500	1,502,844

Virginia — 3.9%
Hampton, GO, GPI
5.75% 02/01/15	1,490	1,722,649
Montgomery County, RB, INS: AMBAC
6.00% 01/15/17	1,000	1,166,120
Norfolk, IDA, Sentara Hospital
5.00% 11/01/04	1,500	1,576,485
Virginia State Public Schools, RB
5.50% 08/01/08	1,500	1,705,979

		6,171,233

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

NATIONAL TAX-EXEMPT BOND FUND

Statement of Net Assets — Concluded

November 30, 2003

(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued
Wisconsin — 1.6%
Sun Prairie Area School District, GO, INS: FSA
6.00% 03/01/14	$1,180	$1,381,615
Wisconsin State, GO
6.20% 05/01/06	1,000	1,103,340

		2,484,955

TOTAL MUNICIPAL BONDS
(Cost $147,051,362)		155,641,108

	Number of Shares

INVESTMENT COMPANIES — 0.7%
BlackRock Provident Institutional Funds — MuniFund	556,780	556,780
Goldman Sachs Financial Square Tax-Free Money Market Fund	626,359	626,359

TOTAL INVESTMENT COMPANIES
(Cost $1,183,139)		1,183,139

TOTAL INVESTMENT IN SECURITIES — 99.0%
(Cost $148,234,501)**		156,824,247
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		1,574,267

NET ASSETS — 100.0%		$158,398,514

	Value

NET ASSET VALUE PER SHARE
Institutional Shares
($158,220,736 ÷ 15,941,441 shares outstanding)	$9.93

Class A Shares
($125,165 ÷ 12,589 shares outstanding)	$9.94

Class B Shares
($1,020 ÷ 103 shares outstanding)	$9.93	***

Class C Shares
($51,593 ÷ 5,196 shares outstanding)	$9.93

*	The coupon rate shown on floating rate notes are the rates at November 28, 2003.
**	Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$8,633,663
Excess of tax cost over value	$(43,917)
***	NAV calculated based on fractional shares and unrounded net assets.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

INVESTMENT ABBREVIATIONS

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
ARM	Adjustable Rate Mortgage
BAN	Bond Anticipation Notes
CGI	Consolidated General Improvement
COP	Certificates of Participation
CPI	Consolidated Public Improvement
ETM	Escrowed to Maturity in U.S. Government Obligations
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Notes
FSA	Financial Surety Assurance
GDR	Global Depositary Receipt
GO	General Obligation
GPI	General Public Improvement
GTD	Guaranteed
IDA	Industrial Development Authority
INS	Insured
LIC	Line of Credit
LIQ	Liquidity
LOC	Letter of Credit
MBIA	Municipal Bond Investor Association
MPB	Municipal Put Bonds
PCR	Pollution Control Revenue
PCRB	Pollution Control Revenue Bonds
PSFG	Permanent School Fund Guaranty
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
SADD	State Aid Direct Deposit
SAW	State Aid Withholding
SPA	Standby Purchase Agreement
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TIPS	Treasury Inflation Protected Securities
TRAN	Tax and Revenue Anticipation Notes
UT	Unlimited Tax
VRDN	Variable Rate Demand Notes

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Statements of Operations

For the Six Months Ended November 30, 2003

(Unaudited)

	Prime Money Market Fund	Government Money Market Fund	Tax-Exempt Money Market Fund
INVESTMENT INCOME:
Interest	$3,818,246	$2,213,187	$1,508,448

EXPENSES:
Investment advisory fees	878,737	523,800	407,726
Administration fees	439,375	261,904	203,866
Accounting agent fees	96,541	57,395	46,092
Distribution and service fees
Class A Shares	2,746	1,256	6,877
Class B Shares	53	14	5
Class C Shares	2,095	6	5
Custodian fees	35,377	21,174	13,789
Directors’ fees	4,395	4,395	4,395
Transfer agent fees	15,255	10,128	8,193
Legal fees	34,812	28,885	15,198
Audit fees	8,372	8,372	8,372
Registration fees	15,334	7,268	5,284
Printing costs	20,907	13,045	8,250
Other	16,124	10,377	6,766

TOTAL EXPENSES	1,570,123	948,019	734,818
Fees waived by Investment Advisor	(162,852)	(110,809)	(77,242)
Fees waived by Administrator	(87,870)	(52,378)	(40,771)
Distribution and services fee waived
Class A Shares	(2,746)	(1,256)	(6,877)
Class B Shares	(53)	(14)	(5)
Class C Shares	(2,095)	(6)	(5)

NET EXPENSES	1,314,507	783,556	609,918

NET INVESTMENT INCOME	2,503,739	1,429,631	898,530

REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold	—	—	(62,978)

Net gain (loss) on investments	—	—	(62,978)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,503,739	$1,429,631	$835,552

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Statements of Operations

For the Six Months Ended November 30, 2003

(Unaudited)

	Growth & Income Fund	Equity Income Fund	Equity Growth Fund	Capital Opportunities Fund	International Equity Fund	Diversified Real Estate Fund
INVESTMENT INCOME:
Interest	$57,413	$7,421	$3,192	$38,761	$33,166	$36,397
Income from securities loaned	4,603	609	126	3,757	4,549	1,377
Dividends	2,870,648	1,170,721	166,170	406,710	1,368,275 [1]	3,519,219

TOTAL INVESTMENT INCOME	2,932,664	1,178,751	169,488	449,228	1,405,990	3,556,993

EXPENSES:
Investment advisory fees	1,288,175	254,756	95,398	605,247	987,456	457,353
Administration fees	268,372	53,075	19,875	58,198	101,175	71,462
Accounting agent fees	59,112	13,328	5,758	15,756	27,335	16,818
Distribution and service fees
Class A Shares	3,834	236	109	471	440	857
Class B Shares	874	19	49	139	91	694
Class C Shares	5,125	11	49	869	975	1,611
Custodian fees	17,473	4,076	1,392	2,156	145,849	3,050
Directors’ fees	4,379	4,379	4,379	4,379	4,379	4,379
Transfer agent fees	28,989	9,821	12,729	7,700	12,896	13,080
Legal fees	21,022	6,065	1,704	2,291	4,909	2,749
Audit fees	8,373	8,373	8,373	8,373	8,375	8,373
Registration fees	9,864	5,546	5,113	3,979	6,800	5,326
Printing costs	10,011	3,063	1,089	1,654	2,926	1,833
Other	8,794	3,284	1,794	1,665	3,469	2,007

TOTAL EXPENSES	1,734,397	366,032	157,811	712,877	1,307,075	589,592
Fees waived by Investment Advisors	(64,157)	(37,852)	(34,647)	(117,333)	(273,336)	—
Fees waived by Administrator	(53,671)	(10,614)	(3,975)	(11,639)	(20,234)	—

NET EXPENSES	1,616,569	317,566	119,189	583,905	1,013,505	589,592

NET INVESTMENT INCOME (LOSS)	1,316,095	861,185	50,299	(134,677)	392,485	2,967,401

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments	(1,243,055)	1,564,473	(723,376)	3,522,434	4,046,069	318,866
Foreign currency transactions	—	—	—	—	(915,020)	—

	(1,243,055)	1,564,473	(723,376)	3,522,434	3,131,049	318,866

Change in net unrealized appreciation (depreciation):
Investments	49,920,083	4,966,015	4,258,465	14,823,429	21,288,250	15,178,184
Translation of assets and liablilities in foreign currencies	—	—	—	—	247,412	—

	49,920,083	4,966,015	4,258,465	14,823,429	21,535,662	15,178,184

Net gain (loss) on investments and foreign currency transactions	48,677,028	6,530,488	3,535,089	18,345,863	24,666,711	15,497,050

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,993,123	$7,391,673	$3,585,388	$18,211,186	$25,059,196	$18,464,451

[1]	Net of witholding taxes of $139,152

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Statements of Operations

For the Six Months Ended November 30, 2003

(Unaudited)

	Limited Maturity Bond Fund	Total Return Bond Fund	Maryland Tax-Exempt Bond Fund	Intermediate Tax-Exempt Bond Fund	National Tax-Exempt Bond Fund
INVESTMENT INCOME:
Interest	$2,904,099	$2,779,714	$1,165,502	$1,709,386	$3,126,721
Income from securities loaned	15,921	15,470	—	—	—

TOTAL INVESTMENT INCOME	2,920,020	2,795,184	1,165,502	1,709,386	3,126,721

EXPENSES:
Investment advisory fees	310,135	255,391	160,007	336,237	408,218
Administration fees	110,764	91,212	40,002	84,060	102,056
Accounting agent fees	29,130	33,335	15,771	22,725	31,104
Distribution and service fees
Class A Shares	1,665	407	2,268	1,599	204
Class B Shares	319	97	535	5	5
Class C Shares	2,307	742	423	29	258
Custodian fees	8,049	6,873	2,897	4,773	8,544
Directors’ fees	4,368	4,370	4,368	4,368	4,368
Transfer agent fees	15,834	11,144	11,126	8,505	8,382
Legal fees	9,494	7,726	3,499	4,845	10,560
Audit fees	8,374	8,374	8,498	8,498	8,498
Registration fees	8,798	4,044	3,515	5,056	3,807
Printing costs	5,310	4,694	1,984	3,046	5,458
Other	4,356	3,858	2,041	2,648	4,760

TOTAL EXPENSES	518,903	432,267	256,934	486,394	596,222
Fees waived by Investment Advisor	(50,559)	(48,876)	(86,130)	(132,391)	(168,406)
Fees waived by Administrator	(22,152)	(18,241)	(8,000)	(16,811)	(20,410)

NET EXPENSES	446,192	365,150	162,804	337,192	407,406

NET INVESTMENT INCOME	2,473,828	2,430,034	1,002,698	1,372,194	2,719,315

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	417,646	894,395	489,789	611,670	1,926,423

	417,646	894,395	489,789	611,670	1,926,423

Change in net unrealized appreciation (depreciation):
Investments	(3,117,488)	(3,758,803)	(1,038,155)	(1,348,995)	(3,767,088)

	(3,117,488)	(3,758,803)	(1,038,155)	(1,348,995)	(3,767,088)

Net gain (loss) on investments	(2,699,842)	(2,864,408)	(548,366)	(737,325)	(1,840,665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(226,014)	$(434,374)	$454,332	$634,869	$878,650

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Statements of Changes in Net Assets

	Prime Money Market Fund For the Six Months Ended November 30, 2003	Prime Money Market Fund For the Year Ended May 31, 2003	Government Money Market Fund For the Six Months Ended November 30, 2003	Government Money Market Fund For the Year Ended May 31, 2003
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$2,503,739	$8,476,818	$1,429,631	$4,944,679
Net gain (loss) on investments	—	—	—	—

Net increase (decrease) in net assets resulting from operations	2,503,739	8,476,818	1,429,631	4,944,679

Distributions to shareholders from Net investment income
Institutional Class	(2,498,350)	(8,473,950)	(1,427,898)	(4,943,204)
Class A Shares	(3,881)	(2,747)	(1,719)	(1,462)
Class B Shares	(40)	(25)	(10)	(6)
Class C Shares	(1,470)	(96)	(4)	(7)

Total distributions to shareholders	(2,503,741)	(8,476,818)	(1,429,631)	(4,944,679)

Capital Share Transactions:
Proceeds of shares sold
Institutional Class	397,345,484	780,332,270	481,950,103	977,212,047
Class A Shares	1,085,833	1,102,030	1,114,354	934,850
Class B Shares	8,277	19,826	—	2,918
Class C Shares	403,641	90,055	2,000	1,000
Cost of shares redeemed
Institutional Class	(443,441,751)	(678,361,058)	(484,403,349)	(996,581,823)
Class A Shares	(895,997)	(274,687)	(459,479)	(487,533)
Class B Shares	(15,019)	—	—	—
Class C Shares	(60,970)	(5,880)	—	—
Value of shares issued in reinvestment of dividends
Institutional Class	109,103	381,329	52,789	249,105
Class A Shares	3,425	2,209	1,383	1,125
Class B Shares	43	11	10	4
Class C Shares	1,304	34	4	7

Increase (decrease) in net assets derived from capital share transactions	(45,456,627)	103,286,139	(1,742,185)	(18,668,300)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,456,629)	103,286,139	(1,742,185)	(18,668,300)
NET ASSETS:
Beginning of period	750,346,854	647,060,715	384,239,878	402,908,178

End of period	$704,890,225	$750,346,854	$382,497,693	$384,239,878

Undistributed Net Investment Income	$—	$—	$—	$—

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	397,345,485	780,332,261	481,950,103	976,812,673
Class A Shares	1,085,832	1,102,030	1,114,355	934,850
Class B Shares	8,277	19,826	—	2,918
Class C Shares	403,641	90,055	2,000	1,000
Shares redeemed
Institutional Class	(443,441,751)	(678,361,058)	(484,403,349)	(996,182,937)
Class A Shares	(895,997)	(274,687)	(459,479)	(487,533)
Class B Shares	(15,019)	—	—	—
Class C Shares	(60,970)	(5,880)	—	—
Shares issued in reinvestment of dividends
Institutional Class	109,103	381,329	52,788	249,105
Class A Shares	3,425	2,208	1,383	1,125
Class B Shares	43	11	10	4
Class C Shares	1,304	34	4	7

Net Increase (Decrease) in Shares
Institutional Class	(45,987,163)	102,352,532	(2,400,458)	(19,121,159)
Class A Shares	193,260	829,551	656,259	448,442
Class B Shares	(6,699)	19,837	10	2,922
Class C Shares	343,975	84,209	2,004	1,007

	(45,456,627)	103,286,129	(1,742,185)	(18,668,788)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Statements of Changes in Net Assets

	Tax-Exempt Money Market Fund For the Six Months Ended November 30, 2003	Tax-Exempt Money Market Fund For the Year Ended May 31, 2003	Growth & Income Fund For the Six Months Ended November 30, 2003	Growth & Income Fund For the Year Ended May 31, 2003
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$898,530	$2,557,458	$1,316,095	$3,498,727
Net realized gain (loss) on investments	(62,978)	897	(1,243,055)	(21,548,030)
Net increase (decrease) in unrealized appreciation (depreciation) on investments	—	—	49,920,083	(11,363,389)

Net increase (decrease) in net assets resulting from operations	835,552	2,558,355	49,993,123	(29,412,692)

Distributions to shareholders from Net investment income
Institutional Class	(890,948)	(2,554,540)	(1,246,788)	(3,588,884)
Class A Shares	(7,577)	(2,909)	(2,723)	(1,283)
Class B Shares	(2)	(3)	(122)	(51)
Class C Shares	(3)	(6)	(860)	(65)

Total distributions to shareholders	(898,530)	(2,557,458)	(1,250,493)	(3,590,283)

Capital Share Transactions:
Proceeds of shares sold
Institutional Class	234,079,599	313,638,413	29,513,045	78,846,752
Class A Shares	2,748,631	2,469,690	1,043,858	1,015,589
Class B Shares	—	1,000	260,046	142,596
Class C Shares	—	1,000	1,351,655	378,844
Cost of shares redeemed
Institutional Class	(190,143,003)	(276,272,429)	(18,372,378)	(41,755,128)
Class A Shares	(392,509)	(117,347)	(82,049)	(39,560)
Class B Shares	—	—	—	(49,027)
Class C Shares	—	—	(6,013)	(1,010)
Value of shares issued in reinvestment of dividends
Institutional Class	22,292	22,111	341,293	1,098,289
Class A Shares	7,535	1,379	2,763	1,275
Class B Shares	3	3	122	51
Class C Shares	3	5	821	65

Increase (decrease) in net assets derived from capital share transactions	46,322,551	39,743,825	14,053,163	39,638,736

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,259,573	39,744,722	62,795,793	6,635,761
NET ASSETS:
Beginning of period	292,251,277	252,506,555	396,826,342	390,190,581

End of period	$338,510,850	$292,251,277	$459,622,135	$396,826,342

Undistributed Net Investment Income	$—	$—	$526,470	$460,869

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	234,079,599	313,409,958	1,834,582	5,404,873
Class A Shares	2,748,631	2,469,690	64,040	69,475
Class B Shares	—	1,000	15,684	10,001
Class C Shares	—	1,000	83,580	27,030
Shares redeemed
Institutional Class	(190,143,003)	(276,043,301)	(1,123,342)	(2,850,897)
Class A Shares	(392,509)	(117,347)	(5,057)	(2,774)
Class B Shares	—	—	—	(3,608)
Class C Shares	—	—	(361)	(67)
Shares issued in reinvestment of dividends
Institutional Class	22,292	22,111	21,596	73,984
Class A Shares	7,535	1,379	173	90
Class B Shares	3	3	8	4
Class C Shares	3	5	51	5

Net Increase (Decrease) in Shares
Institutional Class	43,958,888	37,388,768	732,836	2,627,960
Class A Shares	2,363,657	2,353,722	59,156	66,791
Class B Shares	3	1,003	15,692	6,397
Class C Shares	3	1,005	83,270	26,968

	46,322,551	39,744,498	890,954	2,728,116

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Statements of Changes in Net Assets

	Equity Income Fund For the Six Months Ended November 30, 2003	Equity Income Fund For the Year Ended May 31, 2003	Equity Growth Fund For the Six Months Ended November 30, 2003	Equity Growth Fund For the Year Ended May 31, 2003
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$861,185	$1,742,941	$50,299	$155,223
Net realized gain (loss) on investments	1,564,473	(5,712,859)	(723,376)	(5,606,077)
Net increase (decrease) in unrealized appreciation (depreciation) on investments	4,966,015	(7,276,134)	4,258,465	195,730

Net increase (decrease) in net assets resulting from operations	7,391,673	(11,246,052)	3,585,388	(5,255,124)

Distributions to shareholders from Net investment income
Institutional Class	(861,580)	(1,705,116)	(76,057)	(107,088)
Class A Shares	(678)	(87)	(23)	(6)
Class B Shares	(15)	(4)	—	(3)
Class C Shares	(10)	(5)	(8)	—

Total distributions to shareholders	(862,283)	(1,705,212)	(76,088)	(107,097)

Capital Share Transactions:
Proceeds of shares sold
Institutional Class	3,355,854	20,522,886	5,948,837	4,339,504
Class A Shares	112,409	30,336	40,543	20,325
Class B Shares	28,825	1,000	45,910	1,000
Class C Shares	1,204	1,000	2,007	7,500
Cost of shares redeemed
Institutional Class	(23,475,045)	(18,716,517)	(6,509,322)	(12,066,180)
Class A Shares	(33,715)	—	(8,380)	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Value of shares issued in reinvestment of dividends
Institutional Class	31,724	47,852	18,001	21,185
Class A Shares	553	87	23	6
Class B Shares	15	4	—	3
Class C Shares	10	5	7	—

Increase (decrease) in net assets derived from capital share transactions	(19,978,166)	1,886,653	(462,374)	(7,676,657)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,448,776)	(11,064,611)	3,046,926	(13,038,878)
NET ASSETS:
Beginning of period	92,536,120	103,600,731	29,599,350	42,638,228

End of period	$79,087,344	$92,536,120	$32,646,276	$29,599,350

Undistributed Net Investment Income	$210,197	$211,295	$38,961	$64,749

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	831,952	5,554,528	996,332	810,325
Class A Shares	28,056	8,385	6,842	3,877
Class B Shares	7,012	278	7,415	191
Class C Shares	303	291	337	1,387
Shares redeemed
Institutional Class	(5,863,644)	(5,098,539)	(1,080,434)	(2,208,521)
Class A Shares	(8,284)	—	(1,408)	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Shares issued in reinvestment of dividends
Institutional Class	7,919	12,945	3,082	3,878
Class A Shares	137	25	4	1
Class B Shares	4	1	—	1
Class C Shares	3	2	1	—

Net Increase (Decrease) in Shares
Institutional Class	(5,023,773)	468,934	(81,020)	(1,394,318)
Class A Shares	19,909	8,410	5,438	3,878
Class B Shares	7,016	279	7,415	192
Class C Shares	306	293	338	1,387

	(4,996,542)	477,916	(67,829)	(1,388,861)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Statements of Changes in Net Assets

	Capital Opportunities Fund For the Six Months Ended November 30, 2003	Capital Opportunities Fund For the Year Ended May 31, 2003	International Equity Fund For the Six Months Ended November 30, 2003	International Equity Fund For the Year Ended May 31, 2003
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(134,677)	$(231,730)	$392,485	$1,170,014
Net realized gain (loss) on investments and foreign currency transactions	3,522,434	(3,725,524)	3,131,049	(2,487,070)
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currency	14,823,429	8,816,874	21,535,662	(2,736,541)

Net increase (decrease) in net assets resulting from operations	18,211,186	4,859,620	25,059,196	(4,053,597)

Distributions to shareholders from:
Net investment income
Institutional Class	—	—	(737,776)	(2,021,066)
Class A Shares	—	—	(315)	(452)
Class B Shares	—	—	(41)	(15)
Class C Shares	—	—	(306)	(13)

Total distributions to shareholders	—	—	(738,438)	(2,021,546)

Capital Share Transactions:
Proceeds of shares sold
Institutional Class	42,031,238	31,679,325	69,475,507	47,615,688
Class A Shares	186,405	99,342	285,453	76,662
Class B Shares	45,438	6,121	22,365	11,060
Class C Shares	296,606	27,022	305,516	34,297
Cost of shares redeemed
Institutional Class	(1,091,658)	(6,092,006)	(1,733,942)	(7,062,796)
Class A Shares	(4,800)	(7,528)	(4,181)	(10,499)
Class B Shares	—	—	—	—
Class C Shares	—	—	(1,616)	—
Value of shares issued in reinvestment of dividends
Institutional Class	—	—	63,984	253,079
Class A Shares	—	—	315	444
Class B Shares	—	—	40	15
Class C Shares	—	—	243	13

Increase (decrease) in net assets derived from capital share transactions	41,463,229	25,712,276	68,413,684	40,917,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,674,415	30,571,896	92,734,442	34,842,820
NET ASSETS:
Beginning of period	66,636,657	36,064,761	124,457,253	89,614,433

End of period	$126,311,072	$66,636,657	$217,191,695	$124,457,253

Undistributed Net Investment Income (Distribution in
Excess of Net Investment Income)	$(134,677)	$—	$(675,259)	$585,713

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	5,066,957	4,884,508	6,450,453	5,175,349
Class A Shares	22,207	15,190	26,363	8,230
Class B Shares	5,542	982	2,059	1,246
Class C Shares	36,138	4,366	29,134	3,768
Shares redeemed
Institutional Class	(131,360)	(971,556)	(163,775)	(762,645)
Class A Shares	(581)	(1,111)	(402)	(1,131)
Class B Shares	—	—	—	—
Class C Shares	—	—	(145)	—
Shares issued in reinvestment of dividends
Institutional Class	—	—	6,456	25,786
Class A Shares	—	—	32	47
Class B Shares	—	—	4	2
Class C Shares	—	—	25	2

Net Increase (Decrease) in Shares
Institutional Class	4,935,597	3,912,952	6,293,134	4,438,490
Class A Shares	21,626	14,079	25,993	7,146
Class B Shares	5,542	982	2,063	1,248
Class C Shares	36,138	4,366	29,014	3,770

	4,998,903	3,932,379	6,350,204	4,450,654

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Statements of Changes in Net Assets

	Diversified Real Estate Fund For the Six Months Ended November 30, 2003	Diversified Real Estate Fund For the Year Ended May 31, 2003	Limited Maturity Bond Fund For the Six Months Ended November 30, 2003	Limited Maturity Bond Fund For the Year Ended May 31, 2003
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$2,967,401	$2,526,430	$2,473,828	$5,650,562
Net realized gain (loss) on investments	318,866	681,422	417,646	930,052
Net increase (decrease) in unrealized appreciation (depreciation) on investments	15,178,184	2,592,875	(3,117,488)	2,536,851

Net increase (decrease) in net assets resulting from operations	18,464,451	5,800,727	(226,014)	9,117,465

Distributions to shareholders from:
Net investment income
Institutional Class	(2,524,031)	(2,243,045)	(2,479,141)	(5,632,601)
Class A Shares	(7,193)	(1,358)	(7,759)	(2,070)
Class B Shares	(2,965)	(226)	(586)	(73)
Class C Shares	(6,609)	(1,533)	(4,232)	(427)
Net realized capital gains
Institutional Class	—	(120,213)	—	—
Return of Capital distributions
Institutional Class	—	(638,478)	—	—

Total distributions to shareholders	(2,540,798)	(3,004,853)	(2,491,718)	(5,635,171)

Capital Share Transactions:
Proceeds of shares sold
Institutional Class	35,168,159	46,114,462	18,476,025	58,870,496
Class A Shares	259,983	187,586	718,938	280,442
Class B Shares	96,508	72,134	121,883	24,510
Class C Shares	316,196	143,179	625,181	154,456
Cost of shares redeemed
Institutional Class	(2,163,165)	(5,694,105)	(14,591,349)	(32,452,251)
Class A Shares	(10,355)	(7,670)	(12,651)	(21,715)
Class B Shares	—	—	—	—
Class C Shares	(2,127)	—	(13,422)	—
Value of shares issued in reinvestment of dividends
Institutional Class	193,280	338,495	409,800	970,683
Class A Shares	7,239	1,358	6,855	1,547
Class B Shares	2,965	226	440	33
Class C Shares	6,119	1,533	2,883	172

Increase (decrease) in net assets derived from capital share transactions	33,874,802	41,157,198	5,744,583	27,828,373

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,798,455	43,953,072	3,026,851	31,310,667
NET ASSETS:
Beginning of period	88,761,596	44,808,524	175,736,594	144,425,927

End of period	$138,560,051	$88,761,596	$178,763,445	$175,736,594

Undistributed Net Investment Income	$1,098,545	$671,942	$—	$—

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	2,893,584	4,323,323	1,767,957	5,629,822
Class A Shares	21,352	17,591	68,665	26,747
Class B Shares	8,098	6,660	11,686	2,333
Class C Shares	26,031	13,508	59,900	14,716
Shares redeemed
Institutional Class	(177,093)	(542,103)	(1,396,726)	(3,095,802)
Class A Shares	(853)	(704)	(1,206)	(2,063)
Class B Shares	—	—	—	—
Class C Shares	(176)	—	(1,287)	—
Shares issued in reinvestment of dividends
Institutional Class	15,962	31,440	39,133	92,948
Class A Shares	596	128	656	147
Class B Shares	246	21	42	3
Class C Shares	502	145	276	16

Net Increase (Decrease) in Shares
Institutional Class	2,732,453	3,812,660	410,364	2,626,968
Class A Shares	21,095	17,015	68,115	24,831
Class B Shares	8,344	6,681	11,728	2,336
Class C Shares	26,357	13,653	58,889	14,732

	2,788,249	3,850,009	549,096	2,668,867

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Statements of Changes in Net Assets

	Total Return Bond Fund For the Six Months Ended November 30, 2003	Total Return Bond Fund For the Year Ended May 31, 2003	Maryland Tax-Exempt Bond Fund For the Six Months Ended November 30, 2003	Maryland Tax-Exempt Bond Fund For the Year Ended May 31, 2003
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$2,430,034	$6,183,021	$1,002,698	$1,999,202
Net realized gain (loss) on investments	894,395	1,446,854	489,789	(1,185,635)
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(3,758,803)	4,032,253	(1,038,155)	2,669,181

Net increase (decrease) in net assets resulting from operations	(434,374)	11,662,128	454,332	3,482,748

Distributions to shareholders from:
Net investment income
Institutional Class	(3,110,455)	(6,733,710)	(988,612)	(1,987,479)
Class A Shares	(3,082)	(938)	(12,014)	(10,527)
Class B Shares	(318)	(139)	(1,150)	(635)
Class C Shares	(2,412)	(298)	(922)	(561)

Total distributions to shareholders	(3,116,267)	(6,735,085)	(1,002,698)	(1,999,202)

Capital Share Transactions:
Proceeds of shares sold
Institutional Class	21,821,498	29,285,082	5,084,617	15,718,797
Class A Shares	210,895	96,922	220,685	951,824
Class B Shares	4,195	15,460	11,500	102,201
Class C Shares	194,973	75,021	112,140	51,001
Cost of shares redeemed
Institutional Class	(15,133,992)	(19,122,204)	(4,209,053)	(6,041,069)
Class A Shares	(10,573)	(13,930)	(71,386)	(142,611)
Class B Shares	—	—	—	—
Class C Shares	—	—	(400)	—
Value of shares issued in reinvestment of dividends
Institutional Class	136,357	257,384	95,395	221,787
Class A Shares	2,711	579	8,377	7,183
Class B Shares	312	—	1,140	447
Class C Shares	1,942	85	186	13

Increase (decrease) in net assets derived from capital share transactions	7,228,318	10,594,399	1,253,201	10,869,573

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,677,677	15,521,442	704,835	12,353,119
NET ASSETS:
Beginning of period	144,238,761	128,717,319	63,073,010	50,719,891

End of period	$147,916,438	$144,238,761	$63,777,845	$63,073,010

Undistributed Net Investment Income	$—	$19,988	$—	$—

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	2,193,659	2,947,052	452,479	1,406,121
Class A Shares	21,256	9,690	19,675	85,056
Class B Shares	412	1,543	1,019	9,091
Class C Shares	19,667	7,467	10,026	4,589
Shares redeemed
Institutional Class	(1,517,084)	(1,916,427)	(375,331)	(539,413)
Class A Shares	(1,068)	(1,371)	(6,330)	(12,602)
Class B Shares	—	—	—	—
Class C Shares	—	—	(36)	—
Shares issued in reinvestment of dividends
Institutional Class	13,635	25,847	8,504	19,824
Class A Shares	272	58	747	640
Class B Shares	31	9	102	40
Class C Shares	194	8	16	1

Net Increase (Decrease) in Shares
Institutional Class	690,210	1,056,472	85,652	886,532
Class A Shares	20,460	8,377	14,092	73,094
Class B Shares	443	1,552	1,121	9,131
Class C Shares	19,861	7,475	10,006	4,590

	730,974	1,073,876	110,871	973,347

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Statements of Changes in Net Assets

	Intermediate Tax-Exempt Bond Fund For the Six Months Ended November 30, 2003	Intermediate Tax-Exempt Bond Fund For the Year Ended May 31, 2003	National Tax-Exempt Bond Fund For the Six Months Ended November 30, 2003	National Tax-Exempt Bond Fund For the Year Ended May 31, 2003
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$1,372,194	$2,568,022	$2,719,315	$5,869,699
Net realized gain (loss) on investments	611,670	(685,357)	1,926,423	(3,569,048)
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(1,348,995)	2,094,140	(3,767,088)	8,007,961

Net increase (decrease) in net assets resulting from operations	634,869	3,976,805	878,650	10,308,612

Distributions to shareholders from:
Net investment income
Institutional Class	(1,367,209)	(2,566,053)	(2,717,527)	(5,868,704)
Class A Shares	(4,946)	(1,954)	(1,173)	(398)
Class B Shares	(5)	(5)	(12)	(9)
Class C Shares	(34)	(10)	(603)	(588)
Net realized capital gains
Institutional Class	—	—	—	(1,463,201)
Class A Shares	—	—	—	(49)
Class B Shares	—	—	—	—
Class C Shares	—	—	—	(435)

Total Distributions to Shareholders	(1,372,194)	(2,568,022)	(2,719,315)	(7,333,384)

Capital Share Transactions:
Proceeds of shares sold
Institutional Class	30,211,947	57,357,791	2,476,283	8,290,820
Class A Shares	141,989	555,760	89,117	33,792
Class B Shares	—	1,000	—	1,000
Class C Shares	24,000	1,000	—	51,001
Cost of shares redeemed
Institutional Class	(11,910,133)	(15,366,728)	(12,829,588)	(15,179,550)
Class A Shares	(2,998)	(2,991)	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Value of shares issued in reinvestment of dividends
Institutional Class	6,268	15,567	7,331	22,824
Class A Shares	4,496	1,277	740	366
Class B Shares	5	4	12	7
Class C Shares	11	9	12	448

Increase (decrease) in net assets derived from capital share transactions	18,475,585	42,562,689	(10,256,093)	(6,779,292)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,738,260	43,971,472	(12,096,758)	(3,804,064)
NET ASSETS:
Beginning of period	123,209,628	79,238,156	170,495,272	174,299,336

End of period	$140,947,888	$123,209,628	$158,398,514	$170,495,272

Undistributed Net Investment Income	$—	$—	$—	$—

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	2,958,324	5,620,045	249,900	832,555
Class A Shares	13,970	54,538	9,066	3,411
Class B Shares	—	98	—	100
Class C Shares	2,355	97	—	5,149
Shares redeemed
Institutional Class	(1,169,166)	(1,506,797)	(1,295,749)	(1,522,853)
Class A Shares	(295)	(292)	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Shares issued in reinvestment of dividends
Institutional Class	614	1,527	740	2,297
Class A Shares	441	125	75	37
Class B Shares	1	1	1	1
Class C Shares	1	1	—	46

Net Increase (Decrease) in Shares
Institutional Class	1,789,772	4,114,776	(1,045,109)	(688,001)
Class A Shares	14,116	54,371	9,141	3,448
Class B Shares	1	99	1	101
Class C Shares	2,356	98	—	5,195

	1,806,245	4,169,343	(1,035,967)	(679,257)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

PRIME MONEY MARKET FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Years Ended
		05/31/03	05/31/02	05/31/01	05/31/00	05/31/99
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0036	0.0120	0.0239	0.0575	0.0522	0.0486

Total From Investment Operations	0.0036	0.0120	0.0239	0.0575	0.0522	0.0486

Less Distributions to Shareholders from:
Net Investment Income	(0.0036)	(0.0120)	(0.0239)	(0.0575)	(0.0522)	(0.0486)

Total Distributions	(0.0036)	(0.0120)	(0.0239)	(0.0575)	(0.0522)	(0.0486)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.36%	1.21%	2.41%	5.91%	5.34%	4.97%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$703,426	$749,413	$647,061	$661,899	$514,728	$530,835
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[2]	0.38%	0.38%	0.38%	0.38%	0.38%
Before Expense Waiver	0.45%[2]	0.44%	0.44%	0.44%	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.71%[2]	1.18%	2.41%	5.69%	5.22%	4.84%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0036	0.0070	0.0034	0.0040	0.0036	0.0071

Total From Investment Operations	0.0036	0.0070	0.0034	0.0040	0.0036	0.0071

Less Distributions to Shareholders from:
Net Investment Income	(0.0036)	(0.0070)	(0.0034)	(0.0040)	(0.0036)	(0.0071)

Total Distributions	(0.0036)	(0.0070)	(0.0034)	(0.0040)	(0.0036)	(0.0071)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.36%	0.70%	0.34%	0.40%	0.36%	0.72%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,023	$830	$13	$20	$428	$84
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[2]	0.38%[2]	0.38%[2]	0.38%[2]	0.38%[2]	0.38%[2]
Before Expense Waiver	0.95%[2]	0.94%[2]	1.47%[2]	1.43%[2]	1.45%[2]	1.45%[2]
Ratio of Net Investment Income to Average Net Assets	0.71%[2]	0.94%[2]	0.72%[2]	0.87%[2]	0.70%[2]	0.88%[2]

[1]	Commencement of Operations
[2]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

GOVERNMENT MONEY MARKET FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Years Ended
		05/31/03	05/31/02	05/31/01	05/31/00	05/31/99
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0034	0.0116	0.0232	0.0566	0.0514	0.0478

Total From Investment Operations	0.0034	0.0116	0.0232	0.0566	0.0514	0.0478

Less Distributions to Shareholders from:
Net Investment Income	(0.0034)	(0.0116)	(0.0232)	(0.0566)	(0.0514)	(0.0478)

Total Distributions	(0.0034)	(0.0116)	(0.0232)	(0.0566)	(0.0514)	(0.0478)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.34%	1.17%	2.35%	5.81%	5.27%	4.89%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$381,387	$383,788	$402,908	$430,856	$476,890	$445,522
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[2]	0.38%	0.38%	0.38%	0.38%	0.38%
Before Expense Waiver	0.45%[2]	0.44%	0.45%	0.44%	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.68%[2]	1.16%	2.32%	5.65%	5.15%	4.76%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0034	0.0068	0.0034	0.0041	0.0036	0.0073

Total From Investment Operations	0.0034	0.0068	0.0034	0.0041	0.0036	0.0073

Less Distributions to Shareholders from:
Net Investment Income	(0.0034)	(0.0068)	(0.0034)	(0.0041)	(0.0036)	(0.0073)

Total Distributions	(0.0034)	(0.0068)	(0.0034)	(0.0041)	(0.0036)	(0.0073)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.34%	0.68%	0.34%	0.41%	0.36%	0.74%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,105	$448	$3	$3	$3	$1
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[2]	0.38%[2]	0.38%[2]	0.38%[2]	0.38%[2]	0.38%[2]
Before Expense Waiver	0.95%[2]	0.95%[2]	1.37%[2]	1.40%[2]	1.42%[2]	1.50%[2]
Ratio of Net Investment Income to Average Net Assets	0.69%[2]	0.87%[2]	0.68%[2]	0.88%[2]	0.71%[2]	1.05%[2]

[1]	Commencement of Operations
[2]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

TAX-EXEMPT MONEY MARKET FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Years Ended
		05/31/03	05/31/02	05/31/01	05/31/00	05/31/99
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0028	0.0094	0.0161	0.0348	0.0317	0.0285

Total From Investment Operations	0.0028	0.0094	0.0161	0.0348	0.0317	0.0285

Less Distributions to Shareholders from:
Net Investment Income	(0.0028)	(0.0094)	(0.0161)	(0.0348)	(0.0317)	(0.0285)

Total Distributions	(0.0028)	(0.0094)	(0.0161)	(0.0348)	(0.0317)	(0.0285)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.28%	0.95%	1.63%	3.54%	3.21%	2.89%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$333,792	$289,896	$252,507	$195,275	$148,029	$143,221
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[2]	0.38%	0.38%	0.38%	0.38%	0.38%
Before Expense Waiver	0.45%[2]	0.46%	0.46%	0.46%	0.46%	0.49%
Ratio of Net Investment Income to Average Net Assets	0.55%[2]	0.94%	1.58%	3.46%	3.16%	2.80%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0028	0.0058	0.0024	0.0032	0.0024	0.0056

Total From Investment Operations	0.0028	0.0058	0.0024	0.0032	0.0024	0.0056

Less Distributions to Shareholders from:
Net Investment Income	(0.0028)	(0.0058)	(0.0024)	(0.0032)	(0.0024)	(0.0056)

Total Distributions	(0.0028)	(0.0058)	(0.0024)	(0.0032)	(0.0024)	(0.0056)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.28%	0.59%	0.24%	0.32%	0.24%	0.56%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,717	$2,354	$1	$1	$1	$1
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[2]	0.38%[2]	0.38%[2]	0.38%[2]	0.38%[2]	0.38%[2]
Before Expense Waiver	0.95%[2]	0.95%[2]	1.46%[2]	1.46%[2]	1.45%[2]	1.52%[2]
Ratio of Net Investment Income to Average Net Assets	0.55%[2]	0.83%[2]	0.49%[2]	0.73%[2]	0.49%[2]	0.90%[2]

[1]	Commencement of Operations
[2]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

GROWTH & INCOME FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Years Ended
		05/31/03	05/31/02	05/31/01	05/31/00	05/31/99
	(Unaudited)
Net Asset Value, Beginning of Period	$15.33	$16.84	$20.96	$25.50	$24.43	$21.37

Income From Investment Operations:
Net Investment Income	0.05	0.15	0.15	0.17	0.13	0.18
Net Realized and Unrealized Gain (Loss) on Investments	1.83	(1.51)	(2.16)	(1.77)	2.75	3.62

Total From Investment Operations	1.88	(1.36)	(2.01)	(1.60)	2.88	3.80

Less Distributions to Shareholders from:
Net Investment Income	(0.05)	(0.15)	(0.15)	(0.17)	(0.16)	(0.14)
Net Capital Gains	—	—	(1.96)	(2.77)	(1.65)	(0.60)

Total Distributions	(0.05)	(0.15)	(2.11)	(2.94)	(1.81)	(0.74)

Net Asset Value, End of Period	$17.16	$15.33	$16.84	$20.96	$25.50	$24.43

Total Return	12.28%	(8.03)%	(10.08)%	(7.42)%	12.11%	18.20%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$455,207	$395,293	$390,191	$469,580	$484,438	$427,038
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.75%[2]	0.74%	0.70%	0.70%	0.70%	0.70%
Before Expense Waiver	0.81%[2]	0.82%	0.81%	0.80%	0.80%	0.81%
Ratio of Net Investment Income to Average Net Assets	0.62%[2]	1.00%	0.87%	0.76%	0.53%	0.80%
Portfolio turnover rate	16.64%	40.90%	41.17%	44.48%	28.46%	26.48%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$15.32	$13.79	$15.30	$14.41	$15.28	$13.79

Income From Investment Operations:
Net Investment Income	0.02	0.06	—	0.02	—	0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.82	1.53	1.81	0.89	1.79	1.49

Total From Investment Operations	1.84	1.59	1.81	0.91	1.79	1.53

Less Distributions to Shareholders from:
Net Investment Income	(0.03)	(0.06)	(0.02)	(0.02)	(0.02)	(0.04)
Net Capital Gains	—	—	—	—	—	—

Total Distributions	(0.03)	(0.06)	(0.02)	(0.02)	(0.02)	(0.04)

Net Asset Value, End of Period	$17.13	$15.32	$17.09	$15.30	$17.05	$15.28

Total Return	12.04%	11.56%	11.80%	6.35%	11.70%	11.12%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,158	$1,023	$378	$98	$1,880	$412
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.25%[2]	1.25%[2]	1.75%[2]	1.75%[2]	1.75%[2]	1.75%[2]
Before Expense Waiver	1.31%[2]	1.31%[2]	1.81%[2]	1.81%[2]	1.81%[2]	1.80%[2]
Ratio of Net Investment Income to Average Net Assets	0.14%[2]	0.47%[2]	(0.29)%[2]	0.20%[2]	0.37%[2]	0.07%[2]
Portfolio turnover rate	16.64%	40.90%	16.64%	40.90%	16.64%	40.90%

[1]	Commencement of Operations
[2]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

EQUITY INCOME FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Years Ended
		05/31/03	05/31/02	05/31/01	05/31/00	05/31/99
	(Unaudited)
Net Asset Value, Beginning of Period	$3.87	$4.42	$5.09	$7.07	$10.25	$10.21

Income From Investment Operations:
Net Investment Income	0.04	0.07	0.07	0.08	0.18	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.31	(0.55)	(0.42)	(0.00)[3]	(1.22)	1.23

Total From Investment Operations	0.35	(0.48)	(0.35)	0.08	(1.04)	1.40

Less Distributions to Shareholders from:
Net Investment Income	(0.04)	(0.07)	(0.07)	(0.08)	(0.19)	(0.17)
Net Capital Gains	—	—	(0.25)	(1.98)	(1.95)	(1.19)

Total Distributions	(0.04)	(0.07)	(0.32)	(2.06)	(2.14)	(1.36)

Net Asset Value, End of Period	$4.18	$3.87	$4.42	$5.09	$7.07	$10.25

Total Return	9.09%	(10.77)%	(7.26)%	1.66%	(10.98)%	15.30%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$78,936	$92,503	$103,601	$108,124	$194,948	$314,306
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.75%[2]	0.74%	0.70%	0.70%	0.70%	0.70%
Before Expense Waiver	0.86%[2]	0.85%	0.83%	0.81%	0.80%	0.82%
Ratio of Net Investment Income to Average Net Assets	2.00%[2]	1.95%	1.47%	1.44%	2.09%	1.77%
Portfolio turnover rate	13.87%	32.17%	28.86%	32.09%	58.67%	24.47%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$3.87	$3.43	$3.88	$3.60	$3.88	$3.43

Income From Investment Operations:
Net Investment Income	0.03	0.03	0.02	0.02	0.02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.31	0.44	0.30	0.28	0.31	0.44

Total From Investment Operations	0.34	0.47	0.32	0.30	0.33	0.47

Less Distributions to Shareholders from:
Net Investment Income	(0.03)	(0.03)	(0.02)	(0.02)	(0.02)	(0.02)
Net Capital Gains	—	—	—	—	—	—

Total Distributions	(0.03)	(0.03)	(0.02)	(0.02)	(0.02)	(0.02)

Net Asset Value, End of Period	$4.18	$3.87	$4.18	$3.88	$4.19	$3.88

Total Return	8.85%	13.74%	8.33%	8.25%	8.57%	13.71%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$118	$33	$31	$1	$3	$1
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.25%[2]	1.25%[2]	1.75%[2]	1.75%[2]	1.75%[2]	1.75%[2]
Before Expense Waiver	1.37%[2]	1.40%[2]	1.87%[2]	1.84%[2]	1.89%[2]	1.81%[2]
Ratio of Net Investment Income to Average Net Assets	1.61%[2]	1.60%[2]	0.91%[2]	0.98%[2]	1.08%[2]	1.01%[2]
Portfolio turnover rate	13.87%	32.17%	13.87%	32.17%	13.87%	32.17%

[1]	Commencement of Operations
[2]	Annualized
[3]	Amount rounds to less than $.01.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

EQUITY GROWTH FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Years Ended
		05/31/03	05/31/02	05/31/01	05/31/00	05/31/99
	(Unaudited)
Net Asset Value, Beginning of Period	$5.72	$6.50	$9.32	$12.67	$11.48	$10.28

Income From Investment Operations:
Net Investment Income	0.01	0.03	0.01	0.04	0.04	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.68	(0.79)	(2.70)	(2.58)	2.01	2.23

Total From Investment Operations	0.69	(0.76)	(2.69)	(2.54)	2.05	2.27

Less Distributions to Shareholders from:
Net Investment Income	(0.02)	(0.02)	(0.02)	(0.03)	(0.04)	(0.05)
Net Capital Gains	—	—	(0.11)	(0.78)	(0.82)	(1.02)

Total Distributions	(0.02)	(0.02)	(0.13)	(0.81)	(0.86)	(1.07)

Net Asset Value, End of Period	$6.39	$5.72	$6.50	$9.32	$12.67	$11.48

Total Return	12.00%	(11.69)%	(29.18)%	(20.97)%	17.94%	23.13%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$32,528	$29,568	$42,638	$73,582	$76,637	$47,521
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.75%[2]	0.74%	0.70%	0.70%	0.70%	0.70%
Before Expense Waiver	0.99%[2]	1.00%	0.86%	0.84%	0.85%	0.91%
Ratio of Net Investment Income to Average Net Assets	0.32%[2]	0.51%	0.14%	0.35%	0.31%	0.38%
Portfolio turnover rate	22.87%	40.69%	57.89%	28.45%	13.66%	62.49%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$5.71	$4.97	$5.68	$5.22	$5.69	$4.97

Income From Investment Operations:
Net Investment Income	—	0.01	0.02	—	(0.02)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.66	0.74	0.63	0.47	0.68	0.72

Total From Investment Operations	0.66	0.75	0.65	0.47	0.66	0.72

Less Distributions to Shareholders from:
Net Investment Income	(0.00)[3]	(0.01)	—	(0.01)	(0.01)	—
Net Capital Gains	—	—	—	—	—	—

Total Distributions	—	(0.01)	—	(0.01)	(0.01)	—

Net Asset Value, End of Period	$6.37	$5.71	$6.33	$5.68	$6.34	$5.69

Total Return	11.65%	15.06%	11.44%	9.10%	11.53%	14.50%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$59	$22	$48	$1	$11	$8
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.25%[2]	1.25%[2]	1.75%[2]	1.75%[2]	1.75%[2]	1.75%[2]
Before Expense Waiver	1.50%[2]	1.62%[2]	2.01%[2]	2.18%[2]	2.01%[2]	2.81%[2]
Ratio of Net Investment Income to Average Net Assets	(0.16)%[2]	0.08%[2]	(0.66)%[2]	(0.49)%[2]	0.69%[2]	(0.72)%[2]
Portfolio turnover rate	22.87%	40.69%	22.87%	40.69%	22.87%	40.69%

[1]	Commencement of Operations
[2]	Annualized
[3]	Amount rounds to less than $.01.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

CAPITAL OPPORTUNITIES FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Year Ended 05/31/03	For the Year Ended 05/31/02	For the Period 7/5/00[1] to 05/31/01
	(Unaudited)
Net Asset Value, Beginning of Period	$7.53	$7.34	$8.39	$10.00

Income From Investment Operations:
Net Investment Income	(0.01)	(0.03)	(0.05)	(0.00)[3]
Net Realized and Unrealized Gain (Loss) on Investments	1.60	0.22	(1.00)	(1.60)

Total From Investment Operations	1.59	0.19	(1.05)	(1.60)

Less Distributions to Shareholders from:
Net Investment Income	—	—	—	(0.00)[3]
Distribution in Excess of Net Investment Income	—	—	—	(0.01)
Net Capital Gains	—	—	—	—

Total Distributions	—	—	—	(0.01)

Net Asset Value, End of Period	$9.12	$7.53	$7.34	$8.39

Total Return	21.12%	2.59%	(12.51)%	(15.96)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$125,564	$66,491	$36,065	$27,155
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.25%[2]	1.25%	1.25%	1.25%[2]
Before Expense Waiver	1.53%[2]	1.63%	1.57%	1.90%[2]
Ratio of Net Investment Income to Average Net Assets	(0.29)%[2]	(0.58)%	(0.74)%	(0.14)%[2]
Portfolio turnover rate	32.03%	98.94%	123.84%	94.47%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$7.51	$5.77	$7.48	$6.41	$7.47	$5.77

Income From Investment Operations:
Net Investment Income	(0.02)	(0.02)	(0.03)	(0.03)	(0.03)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	1.58	1.76	1.57	1.10	1.56	1.72

Total From Investment Operations	1.56	1.74	1.54	1.07	1.53	1.70

Less Distributions to Shareholders from:
Net Investment Income	—	—	—	—	—	—
Distribution in Excess of Net Investment Income	—	—	—	—	—	—
Net Capital Gains	—	—	—	—	—	—

Total Distributions	—	—	—	—	—	—

Net Asset Value, End of Period	$9.07	$7.51	$9.02	$7.48	$9.00	$7.47

Total Return	20.77%	30.16%	20.59%	16.69%	20.48%	29.46%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$324	$106	$59	$7	$365	$33
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.75%[2]	1.75%[2]	2.25%[2]	2.25%[2]	2.25%[2]	2.25%[2]
Before Expense Waiver	2.04%[2]	2.17%[2]	2.54%[2]	2.64%[2]	2.54%[2]	2.70%[2]
Ratio of Net Investment Income to Average Net Assets	(0.76)%[2]	(0.94)%[2]	(1.22)%[2]	(1.42)%[2]	(1.22)%[2]	(1.40)%[2]
Portfolio turnover rate	32.03%	98.94%	32.03%	98.94%	32.03%	98.94%

[1]	Commencement of Operations
[2]	Annualized
[3]	Amount rounds to less than $.01.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

INTERNATIONAL EQUITY FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Years Ended
		05/31/03	05/31/02	05/31/01	05/31/00	05/31/99
	(Unaudited)
Net Asset Value, Beginning of Period	$9.81	$10.88	$10.53	$14.90	$13.35	$13.90

Income From Investment Operations:
Net Investment Income	0.02	0.13	0.07	0.08	0.07	0.11
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.64	(0.97)	0.29	(1.94)	2.89	(0.27)

Total From Investment Operations	1.66	(0.84)	0.36	(1.86)	2.96	(0.16)

Less Distributions to Shareholders from:
Net Investment Income	(0.06)	(0.23)	(0.01)	(0.01)	(0.07)	(0.08)
Net Capital Gains	—	—	—	(2.50)	(1.34)	(0.31)

Total Distributions	(0.06)	(0.23)	(0.01)	(2.51)	(1.41)	(0.39)

Net Asset Value, End of Period	$11.41	$9.81	$10.88	$10.53	$14.90	$13.35

Total Return	16.97%	(7.75)%	3.46%	(15.50)%	21.73%	(1.02)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$216,407	$124,338	$89,614	$97,264	$118,382	$81,301
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.25%[2]	1.25%	1.25%	1.02%	1.00%	1.00%
Before Expense Waiver	1.62%[2]	1.81%	1.56%	1.17%	1.12%	1.14%
Ratio of Net Investment Income to Average Net Assets	(0.64)%[2]	1.30%	0.71%	0.78%	0.50%	0.82%
Portfolio turnover rate	40.36%	45.32%	76.95%	204.16%	155.72%	67.33%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$9.79	$8.94	$9.74	$9.45	$9.76	$8.94

Income From Investment Operations:
Net Investment Income	0.02	0.12	(0.03)	0.17	(0.02)	0.14
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.60	0.87	1.62	0.26	1.61	0.80

Total From Investment Operations	1.62	0.99	1.59	0.43	1.59	0.94

Less Distributions to Shareholders from:
Net Investment Income	(0.04)	(0.14)	(0.03)	(0.14)	(0.04)	(0.12)
Net Capital Gains	—	—	—	—	—	—

Total Distributions	(0.04)	(0.14)	(0.03)	(0.14)	(0.04)	(0.12)

Net Asset Value, End of Period	$11.37	$9.79	$11.30	$9.74	$11.31	$9.76

Total Return	16.63%	11.10%	16.40%	4.62%	16.41%	10.53%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$377	$70	$37	$12	$371	$37
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.75%[2]	1.75%[2]	2.25%[2]	2.25%[2]	2.25%[2]	2.25%[2]
Before Expense Waiver	2.11%[2]	2.61%[2]	2.62%[2]	2.93%[2]	2.61%[2]	3.00%[2]
Ratio of Net Investment Income to Average Net Assets	(1.53)%[2]	1.67%[2]	1.87%[2]	2.83%[2]	1.96%[2]	2.53%[2]
Portfolio turnover rate	40.36%	45.32%	40.36%	45.32%	40.36%	45.32%

[1]	Commencement of Operations
[2]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

DIVERSIFIED REAL ESTATE FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Years Ended
		05/31/03	05/31/02	05/31/01	05/31/00	05/31/99
	(Unaudited)
Net Asset Value, Beginning of Period	$11.42	$11.42	$10.09	$8.99	$9.37	$10.13

Income From Investment Operations:
Net Investment Income	0.30	0.57	0.50	0.47	0.50	0.53
Net Realized and Unrealized Gain (Loss) on Investments	1.68	0.01	1.42	1.18	(0.39)	(0.76)

Total From Investment Operations	1.98	0.58	1.92	1.65	0.11	(0.23)

Less Distributions to Shareholders from:
Net Investment Income	(0.28)	(0.48)	(0.52)	(0.46)	(0.42)	(0.52)
Return of Capital	—	(0.08)	(0.03)	(0.09)	(0.07)	(0.01)
Net Capital Gains	—	(0.02)	(0.04)	—	—	—

Total Distributions	(0.28)	(0.58)	(0.59)	(0.55)	(0.49)	(0.53)

Net Asset Value, End of Period	$13.12	$11.42	$11.42	$10.09	$8.99	$9.37

Total Return	17.56%	5.49%	19.55%	18.75%	1.59%	(1.80)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$137,346	$88,337	$44,809	$26,088	$12,419	$7,829
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.03%[2]	1.04%	1.00%	1.00%	1.00%	1.00%
Before Expense Waiver	1.03%[2]	1.09%	1.07%	1.12%	1.34%	1.47%
Ratio of Net Investment Income to Average Net Assets	5.21%[2]	4.39%	4.60%	5.18%	5.62%	6.03%
Portfolio turnover rate	6.88%	14.84%	10.82%	8.94%	10.36%	14.35%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$11.39	$10.72	$11.37	$10.51	$11.37	$10.72

Income From Investment Operations:
Net Investment Income	0.26	0.36	0.21	0.08	0.24	0.33
Net Realized and Unrealized Gain (Loss) on Investments	1.69	0.73	1.68	0.90	1.66	0.73

Total From Investment Operations	1.95	1.09	1.89	0.98	1.90	1.06

Less Distributions to Shareholders from:
Net Investment Income	(0.27)	(0.42)	(0.26)	(0.12)	(0.25)	(0.41)
Return of Capital	—	—	—	—	—	—
Net Capital Gains	—	—	—	—	—	—

Total Distributions	(0.27)	(0.42)	(0.26)	(0.12)	(0.25)	(0.41)

Net Asset Value, End of Period	$13.07	$11.39	$13.00	$11.37	$13.02	$11.37

Total Return	17.33%	10.54%	16.82%	9.40%	16.99%	10.25%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$498	$194	$195	$76	$521	$155
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.53%[2]	1.55%[2]	2.03%[2]	2.05%[2]	2.03%[2]	2.05%[2]
Before Expense Waiver	1.53%[2]	1.64%[2]	2.03%[2]	2.16%[2]	2.03%[2]	2.14%[2]
Ratio of Net Investment Income to Average Net Assets	4.75%[2]	0.92%[2]	4.30%[2]	(0.74)%[2]	4.23%[2]	1.04%[2]
Portfolio turnover rate	6.88%	14.84%	6.88%	14.84%	6.88%	14.84%

[1]	Commencement of Operations
[2]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

LIMITED MATURITY BOND FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Years Ended
		05/31/03	05/31/02	05/31/01	05/31/00	05/31/99
	(Unaudited)
Net Asset Value, Beginning of Period	$10.57	$10.34	$10.45	$10.07	$10.32	$10.45

Income From Investment Operations:
Net Investment Income	0.15	0.36	0.48	0.60	0.58	0.58
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	0.23	(0.03)	0.38	(0.24)	(0.10)

Total From Investment Operations	(0.02)	0.59	0.45	0.98	0.34	0.48

Less Distributions to Shareholders from:
Net Investment Income	(0.15)	(0.36)	(0.48)	(0.60)	(0.58)	(0.58)
Net Capital Gains	—	—	(0.08)	—	(0.01)	(0.03)

Total Distributions	(0.15)	(0.36)	(0.56)	(0.60)	(0.59)	(0.61)

Net Asset Value, End of Period	$10.40	$10.57	$10.34	$10.45	$10.07	$10.32

Total Return	(0.21)%	5.82%	4.43%	9.92%	3.42%	4.63%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$176,885	$175,294	$144,426	$162,435	$161,507	$166,257
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%[2]	0.49%	0.45%	0.45%	0.45%	0.45%
Before Expense Waiver	0.58%[2]	0.59%	0.58%	0.57%	0.57%	0.58%
Ratio of Net Investment Income to Average Net Assets	2.80%[2]	3.46%	4.60%	5.77%	5.67%	5.54%
Portfolio turnover rate	31.10%	62.07%	46.71%	42.21%	30.95%	59.73%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.56	$10.46	$10.57	$10.50	$10.55	$10.46

Income From Investment Operations:
Net Investment Income	0.12	0.20	0.10	0.09	0.10	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)	0.10	(0.17)	0.07	(0.16)	0.09

Total From Investment Operations	(0.04)	0.30	(0.07)	0.16	(0.06)	0.25

Less Distributions to Shareholders from:
Net Investment Income	(0.12)	(0.20)	(0.10)	(0.09)	(0.10)	(0.16)
Net Capital Gains	—	—	—	—	—	—

Total Distributions	(0.12)	(0.20)	(0.10)	(0.09)	(0.10)	(0.16)

Net Asset Value, End of Period	$10.40	$10.56	$10.40	$10.57	$10.39	$10.55

Total Return	(0.36)%	2.84%	(0.71)%	1.54%	(0.61)%	2.41%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$967	$262	$146	$25	$765	$155
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.00%[2]	1.00%[2]	1.50%[2]	1.50%[2]	1.50%[2]	1.50%[2]
Before Expense Waiver	1.09%[2]	1.10%[2]	1.60%[2]	1.63%[2]	1.60%[2]	1.63%[2]
Ratio of Net Investment Income to Average Net Assets	2.32%[2]	2.64%[2]	1.82%[2]	2.01%[2]	1.82%[2]	2.03%[2]
Portfolio turnover rate	31.10%	62.07%	31.10%	62.07%	31.10%	62.07%

[1]	Commencement of Operations
[2]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

TOTAL RETURN BOND FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Years Ended
		05/31/03	05/31/02	05/31/01	05/31/00	05/31/99
	(Unaudited)
Net Asset Value, Beginning of Period	$10.19	$9.84	$9.81	$9.43	$9.82	$10.02

Income From Investment Operations:
Net Investment Income	0.21	0.44	0.53	0.62	0.60	0.59
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)	0.39	0.08	0.38	(0.36)	(0.14)

Total From Investment Operations	(0.04)	0.83	0.61	1.00	0.24	0.45

Less Distributions to Shareholders from:
Net Investment Income	(0.21)	(0.48)	(0.55)	(0.62)	(0.60)	(0.59)
Net Capital Gains	—	—	(0.03)	—	(0.03)	(0.06)

Total Distributions	(0.21)	(0.48)	(0.58)	(0.62)	(0.63)	(0.65)

Net Asset Value, End of Period	$9.94	$10.19	$9.84	$9.81	$9.43	$9.82

Total Return	(0.34)%	8.68%	6.34%	10.81%	2.55%	4.48%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$147,338	$144,061	$128,717	$124,342	$125,962	$107,149
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%[2]	0.49%	0.45%	0.45%	0.45%	0.45%
Before Expense Waiver	0.59%[2]	0.59%	0.59%	0.58%	0.59%	0.62%
Ratio of Net Investment Income to Average Net Assets	3.34%[2]	4.44%	5.42%	6.34%	6.30%	5.82%
Portfolio turnover rate	94.47%	108.44%	88.14%	87.61%	38.96%	74.94%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.19	$9.95	$10.19	$10.02	$10.19	$9.95

Income From Investment Operations:
Net Investment Income	0.13	0.26	0.14	0.13	0.12	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)	0.26	(0.23)	0.19	(0.21)	0.25

Total From Investment Operations	(0.06)	0.52	(0.09)	0.32	(0.09)	0.49

Less Distributions to Shareholders from:
Net Investment Income	(0.19)	(0.28)	(0.16)	(0.15)	(0.16)	(0.25)
Net Capital Gains	—	—	—	—	—	—

Total Distributions	(0.19)	(0.28)	(0.16)	(0.15)	(0.16)	(0.25)

Net Asset Value, End of Period	$9.94	$10.19	$9.94	$10.19	$9.94	$10.19

Total Return	(0.58)%	5.32%	(0.83)%	3.26%	(0.84)%	5.03%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$287	$85	$20	$16	$272	$76
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.00%[2]	1.00%[2]	1.50%[2]	1.50%[2]	1.50%[2]	1.50%[2]
Before Expense Waiver	1.10%[2]	1.11%[2]	1.59%[2]	1.63%[2]	1.60%[2]	1.63%[2]
Ratio of Net Investment Income to Average Net Assets	2.90%[2]	3.45%[2]	2.35%[2]	2.74%[2]	2.38%[2]	2.65%[2]
Portfolio turnover rate	94.47%	108.44%	94.47%	108.44%	94.47%	108.44%

[1]	Commencement of Operations
[2]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

MARYLAND TAX-EXEMPT BOND FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Years Ended
		05/31/03	05/31/02	05/31/01	05/31/00	05/31/99
	(Unaudited)
Net Asset Value, Beginning of Period	$11.32	$11.03	$10.88	$10.23	$10.78	$10.82

Income From Investment Operations:
Net Investment Income	0.18	0.38	0.44	0.47	0.45	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	0.29	0.15	0.65	(0.55)	(0.04)

Total From Investment Operations	0.08	0.67	0.59	1.12	(0.10)	0.41

Less Distributions to Shareholders from:
Net Investment Income	(0.18)	(0.38)	(0.44)	(0.47)	(0.45)	(0.45)
Net Capital Gains	—	—	—	—	—	—

Total Distributions	(0.18)	(0.38)	(0.44)	(0.47)	(0.45)	(0.45)

Net Asset Value, End of Period	$11.22	$11.32	$11.03	$10.88	$10.23	$10.78

Total Return	0.69%	6.15%	5.55%	11.09%	(0.87)%	3.81%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$62,520	$62,090	$50,720	$41,131	$31,472	$26,565
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%[2]	0.49%	0.45%	0.45%	0.45%	0.45%
Before Expense Waiver	0.80%[2]	0.80%	0.78%	0.79%	0.83%	0.87%
Ratio of Net Investment Income to Average Net Assets	3.15%[2]	3.38%	4.05%	4.37%	4.37%	4.12%
Portfolio turnover rate	4.23%	19.37%	17.67%	32.07%	60.16%	22.78%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$11.32	$11.31	$11.32	$11.22	$11.32	$11.31

Income From Investment Operations:
Net Investment Income	0.15	0.21	0.12	0.10	0.12	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	0.01	(0.09)	0.10	(0.09)	0.01

Total From Investment Operations	0.05	0.22	0.03	0.20	0.03	0.18

Less Distributions to Shareholders from:
Net Investment Income	(0.15)	(0.21)	(0.12)	(0.10)	(0.12)	(0.17)
Net Capital Gains	—	—	—	—	—	—

Total Distributions	(0.15)	(0.21)	(0.12)	(0.10)	(0.12)	(0.17)

Net Asset Value, End of Period	$11.22	$11.32	$11.23	$11.32	$11.23	$11.32

Total Return	0.44%	1.95%	0.28%	1.80%	0.28%	1.59%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$978	$827	$115	$103	$164	$52
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.00%[2]	1.00%[2]	1.50%[2]	1.50%[2]	1.50%[2]	1.50%[2]
Before Expense Waiver	1.30%[2]	1.39%[2]	1.80%[2]	1.84%[2]	1.81%[2]	1.83%[2]
Ratio of Net Investment Income to Average Net Assets	2.66%[2]	2.71%[2]	2.15%[2]	2.18%[2]	2.18%[2]	2.21%[2]
Portfolio turnover rate	4.23%	19.37%	4.23%	19.37%	4.23%	19.37%

[1]	Commencement of Operations
[2]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

INTERMEDIATE TAX-EXEMPT BOND FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Years Ended
		05/31/03	05/31/02	05/31/01	05/31/00	05/31/99
	(Unaudited)
Net Asset Value, Beginning of Period	$10.25	$10.10	$10.00	$9.62	$10.00	$10.01

Income From Investment Operations:
Net Investment Income	0.11	0.29	0.38	0.41	0.38	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)	0.15	0.10	0.38	(0.32)	0.07

Total From Investment Operations	0.06	0.44	0.48	0.79	0.06	0.45

Less Distributions to Shareholders from:
Net Investment Income	(0.11)	(0.29)	(0.38)	(0.41)	(0.38)	(0.38)
Net Capital Gains	—	—	—	—	(0.06)	(0.08)

Total Distributions	(0.11)	(0.29)	(0.38)	(0.41)	(0.44)	(0.46)

Net Asset Value, End of Period	$10.20	$10.25	$10.10	$10.00	$9.62	$10.00

Total Return	0.54%	4.36%	4.89%	8.32%	0.64%	4.58%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$140,224	$122,650	$79,238	$80,047	$81,498	$90,895
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%[2]	0.49%	0.45%	0.45%	0.45%	0.45%
Before Expense Waiver	0.72%[2]	0.75%	0.75%	0.73%	0.74%	0.76%
Ratio of Net Investment Income to Average Net Assets	2.05%[2]	2.73%	3.79%	4.13%	3.85%	3.80%
Portfolio turnover rate	12.19%	41.77%	47.25%	92.07%	140.28%	149.02%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.25	$10.25	$10.25	$10.21	$10.25	$10.25

Income From Investment Operations:
Net Investment Income	0.08	0.14	0.05	0.05	0.05	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)	—	(0.05)	0.04	(0.05)	—

Total From Investment Operations	0.03	0.14	(0.00)	0.09	(0.00)	0.10

Less Distributions to Shareholders from:
Net Investment Income	(0.08)	(0.14)	(0.05)	(0.05)	(0.05)	(0.10)
Net Capital Gains	—	—	—	—	—	—

Total Distributions	(0.08)	(0.14)	(0.05)	(0.05)	(0.05)	(0.10)

Net Asset Value, End of Period	$10.20	$10.25	$10.20	$10.25	$10.20	$10.25

Total Return	0.19%	1.33%	0.03%	0.92%	0.04%	0.98%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$698	$557	$1	$1	$25	$1
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.00%[2]	1.00%[2]	1.50%[2]	1.50%[2]	1.50%[2]	1.50%[2]
Before Expense Waiver	1.23%[2]	1.33%[2]	1.82%[2]	1.86%[2]	1.75%[2]	1.91%[2]
Ratio of Net Investment Income to Average Net Assets	1.55%[2]	1.78%[2]	1.03%[2]	1.22%[2]	1.15%[2]	1.51%[2]
Portfolio turnover rate	12.19%	41.77%	12.19%	41.77%	12.19%	41.77%

[1]	Commencement of Operations
[2]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

NATIONAL TAX-EXEMPT BOND FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six Months Ended 11/30/03	For the Years Ended
		05/31/03	05/31/02	05/31/01	05/31/00	05/31/99
	(Unaudited)
Net Asset Value, Beginning of Period	$10.03	$9.86	$9.91	$9.38	$9.93	$10.05

Income From Investment Operations:
Net Investment Income	0.17	0.34	0.39	0.45	0.45	0.44
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	0.25	0.16	0.53	(0.51)	—

Total From Investment Operations	0.07	0.59	0.55	0.98	(0.06)	0.44

Less Distributions to Shareholders from:
Net Investment Income	(0.17)	(0.34)	(0.39)	(0.45)	(0.45)	(0.44)
Net Capital Gains	—	(0.08)	(0.21)	—	(0.04)	(0.12)

Total Distributions	(0.17)	(0.42)	(0.60)	(0.45)	(0.49)	(0.56)

Net Asset Value, End of Period	$9.93	$10.03	$9.86	$9.91	$9.38	$9.93

Total Return	0.57%	6.12%	5.81%	10.60%	(0.55)%	4.43%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$158,221	$170,408	$174,299	$181,297	$172,920	$178,067
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%[2]	0.49%	0.45%	0.45%	0.45%	0.45%
Before Expense Waiver	0.73%[2]	0.72%	0.73%	0.72%	0.72%	0.74%
Ratio of Net Investment Income to Average Net Assets	3.34%[2]	3.38%	3.97%	4.58%	4.69%	4.36%
Portfolio turnover rate	10.56%	36.00%	108.13%	160.45%	113.69%	123.30%

	Class A		Class B		Class C
	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 12/31/02[1] to 05/31/03	For the Six Months Ended 11/30/03	For the Period 9/30/02[1] to 05/31/03
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.03	$10.14	$10.04	$9.93	$10.04	$10.14

Income From Investment Operations:
Net Investment Income	0.14	0.19	0.12	0.09	0.12	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)	(0.03)	(0.11)	0.11	(0.11)	(0.02)

Total From Investment Operations	0.05	0.16	0.01	0.20	0.01	0.14

Less Distributions to Shareholders from:
Net Investment Income	(0.14)	(0.19)	(0.12)	(0.09)	(0.12)	(0.16)
Net Capital Gains	—	(0.08)	—	—	—	(0.08)

Total Distributions	(0.14)	(0.27)	(0.12)	(0.09)	(0.12)	(0.24)

Net Asset Value, End of Period	$9.94	$10.03	$9.93	$10.04	$9.93	$10.04

Total Return	0.52%	1.67%	0.13%	2.04%	0.08%	1.43%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$125	$35	$1	$1	$52	$52
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.00%[2]	1.00%[2]	1.50%[2]	1.50%[2]	1.50%[2]	1.50%[2]
Before Expense Waiver	1.23%[2]	1.23%[2]	1.81%[2]	1.83%[2]	1.74%[2]	1.73%[2]
Ratio of Net Investment Income to Average Net Assets	2.88%[2]	2.82%[2]	2.45%[2]	2.20%[2]	2.34%[2]	2.31%[2]
Portfolio turnover rate	10.56%	36.00%	10.56%	36.00%	10.56%	36.00%

[1]	Commencement of Operations
[2]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Notes to Financial Statements

(Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

Mercantile Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of Incorporation of the Company authorize the Board of Directors to issue up to twenty billion shares, having a par value of $.001 per share. The Company is a series mutual fund which currently issues shares of common stock representing interests in fourteen investment portfolios: the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the “Money Market Funds”), the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund and Diversified Real Estate Fund (the “Equity Funds”), and the Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund (the “Bond Funds”), (the Money Market Funds, Equity Funds and Bond Funds collectively, the “Funds,” individually, the “Fund”). The Company was formerly known as M.S.D. & T. Funds, Inc.

Each Fund is authorized to issue four classes of shares: Institutional Class Shares, Class A Shares, Class B Shares and Class C Shares. Shares of all classes of a Fund represent equal pro rata interests in the Fund and bear the same fees and expenses, except that (i) Class A Shares of the Equity Funds and Bond Funds are subject to maximum front-end sales charges of 4.75% and 4.25%, respectively, (ii) Class B Shares of each Fund are subject to a maximum contingent deferred sales charge of 4.50%, (iii) Class C Shares of each Fund are subject to a contingent deferred sales charge of 1.00%, and (iv) Class A Shares, Class B Shares and Class C Shares of each Fund are subject to distribution and servicing fees payable pursuant to separate Distribution and Services Plans adopted for each such class of shares. Eight years after purchase, Class B Shares of each Fund will automatically convert to Class A Shares of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial  statements.

A)	Security Valuation: Investment securities held by the Money Market Funds are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company’s Board of Directors. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

Investments held by the Equity Funds and Bond Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are value at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Company’s Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates fair value. The net asset value per share of the Equity Funds and Bond Funds will fluctuate as the values of their respective investment portfolios change.

Mercantile Funds, Inc.

Notes to Financial Statements — Continued

(Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES — Continued

B)	Security Transactions and Investment Income: Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general expenses of the Company are allocated among the Funds based on relative net assets. In addition, expenses of a Fund not directly attributable to the operations of a particular class of shares of the Fund are allocated among the separate classes based on the relative net assets of each class. Expenses directly attributable to a particular class of shares of a Fund are charged to the operations of that class.

C)	Dividends and Distributions to Shareholders: Dividends from net investment income are determined separately for each class of shares of a Fund and are declared daily and paid monthly to shareholders of the Money Market Funds and Bond Funds; are declared and paid monthly to shareholders of the Growth & Income Fund and Equity Income Fund; are declared and paid quarterly to shareholders of the Diversified Real Estate Fund; are declared and paid semi-annually to shareholders of the International Equity Fund and Equity Growth Fund; and are declared and paid annually to shareholders of the Capital Opportunities Fund. Any net realized capital gains are distributed at least annually with regard to the Money Market Funds and Bond Funds and at least semi-annually with regard to the Equity Funds. The Company intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax.

Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax resolutions.

D)	Repurchase Agreements: Each Fund except the Tax-Exempt Money Market Fund may agree to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. In the case of the Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily. Repurchase agreements are accounted for as collateralized financings. The policy of the Funds is to obtain possession of collateral with a market value equal to 102% of the repurchase agreement.

E)	Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respective period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F)	Forward Foreign Currency Contracts: The International Equity Fund may enter into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in income as a component of realized gain or loss on foreign currency. Such contracts, which protect the value of the Fund’s investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities, but merely establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

G)	Forward Interest Rate Swap Contracts: The Bond Funds may enter into forward interest rate swap contracts in order to hedge its exposure to changes in interest rates on its debt portfolio holdings. All commitments are marked-to-market daily at the applicable interest rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included as unrealized gain or loss in the Statements of Operations. Such contracts, which protect the value of the Fund’s investment securities against an increase in interest rates, do not eliminate fluctuations in the underlying prices of the securities, but its characteristics are such that the contract’s price tends to move in the opposite direction of the underlying bonds in the portfolio. Also, although such contracts tend to minimize the risk of loss due to an increase in interest rates, at the same time they tend to limit any potential gain that might be realized should interest rates decrease.

Mercantile Funds, Inc.

Notes to Financial Statements — Continued

(Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES — Continued

H)	Interest Rate Swap Agreements: The Bond Funds may invest in interest rate swap agreements for the purpose of hedging against changes in interest rates. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as interest income. Entering into interest rate swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Net Assets. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates.

I)	Securities Lending: Pursuant to an agreement with Credit Suisse First Boston, New York Branch, each Fund except the Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, National Tax-Exempt Bond Fund and International Equity Fund may lend its portfolio securities to certain brokers, dealers or other financial institutions that pay the Fund a negotiated fee. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent. Securities lending presents risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially.

J)	International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial standards.

K)	Investing in the securities of companies principally engaged in the real estate business is subject to the same risks as direct ownership of real estate, such as supply and demand for properties, the economic health of the country, different regions and local markets, and the strength of specific industries renting properties.

L)	The International Equity Fund is subject to foreign income taxes by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income. Gains realized upon disposition of certain foreign securities held by the International Equity Fund may be subject to capital gains tax in that particular country. The tax on realized gains is paid prior to repatriation of sales proceeds. The International Equity Fund accrues a deferred tax liability for net unrealized gains on securities subject to a capital gains tax.

M)	The Capital Opportunities Fund could fluctuate in price more than most funds, due to the volatile nature of both the technology sector and stocks of smaller companies. In addition, the Fund may participate in the Initial Public Offering (IPO) market, and a portion of the Fund’s returns consequently may be attributable to its investment in IPOs.

N)	The Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National Tax-Exempt Bond Funds’ income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

O)	In the normal course of business the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements in unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Mercantile Funds, Inc.

Notes to Financial Statements — Continued

(Unaudited)

2.	INVESTMENT ADVISOR, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

Effective May 11, 2001, Mercantile Capital Advisors, Inc. (“Mercantile”), a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, provides investment advisory and administration services to each Fund pursuant to an Investment Advisory Agreement and an Administration Agreement. Prior to May 11, 2001, Mercantile-Safe Deposit & Trust Company provided investment advisory and administration services to each Fund. For its services as Advisor, Mercantile receives an advisory fee computed daily (as a percentage of average daily net assets) and payable monthly at an annual rate of :

Fund	Advisory Fee on net assets up to $1 billion	Advisory Fee on net assets over $1 billion
Prime Money Market Fund	.25%	.20%
Government Money Market Fund	.25%	.20%
Tax-Exempt Money Market Fund	.25%	.20%
Growth & Income Fund	.60%	.40%
Equity Income Fund	.60%	.40%
Equity Growth Fund	.60%	.40%
Limited Maturity Bond Fund	.35%	.20%
Total Return Bond Fund	.35%	.20%
Maryland Tax-Exempt Bond Fund	.50%	.25%
Intermediate Tax-Exempt Bond Fund	.50%	.25%
National Tax-Exempt Bond Fund	.50%	.25%
International Equity Fund	1.22%	1.10%
Diversified Real Estate Fund	.80%	.60%
Capital Opportunities Fund	1.30%	1.20%

Mercantile pays sub-advisory fees for the following funds to:

Fund	Sub-Advisor	Sub-Advisory Fee
International Equity Fund
	Morgan Stanley Investment Management, Ltd.	.80%	On average net assets of its managed portion up to $25 million
		.60%	On the second $25 million
		.50%	On the third $25 million
		.40%	On net assets in excess of $75 million

	Julius Baer Investment Management, Ltd.	.80%	On average net assets of its managed portion up to $20 million
		.60%	On the second $20 million
		.50%	On the next $60 million
		.40%	On net assets in excess of $100 million
Capital Opportunities Fund
	Delaware Management Company	.70%	On average net assets up to $1 billion
		.60%	On nets assets in excess of $1 billion
Limited Maturity and Total Return Bond Funds
	Boyd Watterson Asset Management, LLC (a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company)	.075%	The fees shall be waived proportionally subject to any management fee waivers that the Advisor has voluntarily made in order to keep the annual fees and expenses for the Funds at a certain level.

For its services as Administrator, Mercantile receives an administration fee computed daily and payable monthly at an annual rate of .125% of the average daily net assets of each Fund (Mercantile pays sub-administration fees to BISYS Fund Services Ohio, Inc., an affiliate of the Company’s distributor). Mercantile may, at its discretion, voluntarily waive any portion of its advisory fee or its administration fee for any Fund.

Shares in each Fund are sold on a continuous basis by the Company’s distributor, BISYS Fund Services Limited Partnership (the “Distributor”). The Distributor receives no fee for these services. BISYS Fund Services Ohio, Inc., an affiliate of the Distributor, receives fees for fund accounting, blue sky and transfer agent services provided to the Funds.

Mercantile Funds, Inc.

Notes to Financial Statements — Continued

(Unaudited)

2.	INVESTMENT ADVISOR, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS — Continued

The Company has adopted separate Distribution and Services Plans with respect to Class A Shares, Class B Shares and Class C Shares of the Funds. Pursuant to the Distribution and Services Plans, the Company may pay (i) the Distributor or other persons for expenses and activities primarily intended to result in the sale of Class A Shares, Class B Shares or Class C Shares, as the case may be, and (ii) service organizations for administrative support services provided to their customers who are the record or beneficial owners of Class A Shares, Class B Shares or Class C Shares, as the case may be. Under the Distribution and Services Plans, payments for distribution services and expenses may not exceed 0.25%, 0.75% and 0.75% of the average daily net assets attributable to each Fund’s outstanding Class A Shares, Class B Shares and Class C Shares, respectively, and payments for administrative support services may not exceed 0.25% of the average daily net assets attributable to each Fund’s outstanding Class A Shares, Class B Shares and Class C Shares owned of record or beneficially by customers of service organizations.

Each director of the Company receives from the Company an annual fee of $9,500, and a fee of $2,000 for each in-person Board meeting attended, $1,000 for each in-person Board Committee meeting attended and $1,000 for each telephone Board or Board Committee meeting attended, and is reimbursed for all out-of-pocket expenses relating to attendance at meetings. The Chairman of the Board of Directors receives an additional fee of $7,500 for his services in this capacity.

3.	NET ASSETS

At November 30, 2003, net assets consisted of the following:

	Prime Money Market Fund	Government Money Market Fund	Tax-Exempt Money Market Fund	Growth & Income Fund	Equity Income Fund
Capital Paid-In
Institutional Shares	$703,474,326	$381,393,343	$333,865,958	$406,051,091	$73,511,528
Class A Shares	1,022,789	1,104,641	4,717,370	1,941,876	109,670
Class B Shares	13,138	2,932	1,005	353,787	29,845
Class C Shares	428,174	3,010	1,008	1,724,363	2,220
Accumulated Realized Gain (Loss) on Investments and Foreign Currency	(48,202)	(6,233)	(74,491)	(32,227,150)	(7,765,260)
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	—	—	—	81,251,698	12,989,144
Undistributed Net Investment Income (Distribution in Excess of Net Investment Income)	—	—	—	526,470	210,197

Net Assets	$704,890,225	$382,497,693	$338,510,850	$459,622,135	$79,087,344

	Equity Growth Fund	Capital Opportunities Fund	International Equity Fund	Diversified Real Estate Fund
Capital Paid-In
Institutional Shares	$57,901,351	$108,929,259	$209,647,096	$111,873,679
Class A Shares	52,517	272,984	348,194	436,432
Class B Shares	46,912	51,521	33,480	171,033
Class C Shares	9,515	323,439	338,453	463,620
Accumulated Realized Gain (Loss) on Investments and Foreign Currency	(31,269,117)	(8,179,048)	(19,264,304)	836,366
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	5,866,137	25,047,594	26,764,035	23,680,376
Undistributed Net Investment Income (Distribution in Excess of Net Investment Income)	38,961	(134,677)	(675,259)	1,098,545

Net Assets	$32,646,276	$126,311,072	$217,191,695	$138,560,051

Mercantile Funds, Inc.

Notes to Financial Statements — Continued

(Unaudited)

3.	NET ASSETS — Continued

	Limited Maturity Bond Fund	Total Return Bond Fund	Maryland Tax-Exempt Bond Fund	Intermediate Tax-Exempt Bond Fund	National Tax-Exempt Bond Fund
Capital Paid-In
Institutional Class	$176,064,864	$144,925,690	$60,375,901	$138,161,495	$151,644,869
Class A Shares	973,415	286,603	974,072	697,533	124,014
Class B Shares	146,866	20,060	115,287	1,010	1,020
Class C Shares	769,271	272,020	162,939	25,020	51,461
Accumulated Realized Gain (Loss) on Investments	(1,007,197)	587,677	(1,083,214)	(779,848)	(2,012,596)
Net Unrealized Appreciation (Depreciation) on Investments	1,816,226	1,824,388	3,232,860	2,842,678	8,589,746
Undistributed Net Investment Income (Distribution in Excess of Net Investment Income)	—	—	—	—	—

Net Assets	$178,763,445	$147,916,438	$63,777,845	$140,947,888	$158,398,514

4.	FORWARD FOREIGN CURRENCY CONTRACTS

A summary of forward foreign currency contracts in the International Equity Fund which were outstanding at November 30, 2003 is as follows:

Settlement Dates	Sell	Buy	Net Unrealized Appreciation/ (Depreciation)
12/01/2003	USD 20,046	NZD 31,380	$6
12/01/2003	USD 539,675	YEN 58,959,469	$(1,330)
02/17/2004	YEN 1,080,000,000	EUR 8,595,989	$390,021
02/27/2004	CZK 18,818,150	USD 696,341	$(7,325)

			$381,372

Currency Legend

CZK	Czech Koruna
EUR	Euro
NZD	New Zealand Dollar
USD	US Dollar
YEN	Japanese Yen

5.	SECURITIES LENDING

At November 30, 2003, the value of securities loaned and collateral was as follows:

	Market Value of Securities Loaned	Value of Collateral
Growth & Income Fund	$7,740,961	$8,100,800
Equity Growth Fund	355,205	360,448
Capital Opportunities Fund	4,195,937	4,379,606
International Equity Fund	7,269,504	7,651,000
Limited Maturity Bond Fund	12,969,141	13,442,280
Total Return Bond Fund	12,983,900	13,490,210

Mercantile Funds, Inc.

Notes to Financial Statements — Continued

(Unaudited)

6.	PURCHASES & SALES OF SECURITIES

For the six months ended November 30, 2003, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth & Income Fund	$79,162,202	$69,109,933	$0	$0
Equity Income Fund	11,480,959	30,956,401	0	0
Equity Growth Fund	7,080,042	7,547,747	0	0
Capital Opportunities Fund	66,125,145	27,578,663	0	0
International Equity Fund	122,004,201	61,389,276	0	0
Diversified Real Estate Fund	43,600,149	7,609,502	0	0
Limited Maturity Bond Fund	70,793,830	39,837,594	41,176,633	26,782,232
Total Return Bond Fund	56,749,333	45,548,261	74,707,260	71,601,329
Maryland Tax-Exempt Bond Fund	13,175,090	15,559,000	0	0
Intermediate Tax-Exempt Bond Fund	2,636,245	22,789,170	0	0
National Tax-Exempt Bond Fund	33,290,048	25,447,374	0	0

7.	CAPITAL LOSS CARRYOVERS

At May 31, 2003, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year
Prime Money Market Fund	$48,201	2004 through 2006
Government Money Market Fund	6,233	2004 through 2010
Tax-Exempt Money Market Fund	11,514	2004 through 2008
Growth & Income Fund	13,664,420	2010 through 2011
Equity Income Fund	8,545,374	2010 through 2011
Equity Growth Fund	29,210,609	2010 through 2011
Capital Opportunities Fund	9,580,493	2009 through 2011
International Equity Fund	19,875,777	2010 through 2011
Maryland Tax-Exempt Bond Fund	377,098	2004 through 2009
Intermediate Tax-Exempt Bond Fund Limited Maturity Bond Fund	3,899 1,387,903	2009 2011

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

8.	LINE OF CREDIT

The Company has established a line of credit with Fifth Third Bank. The line of credit, which is in an uncommitted aggregate amount of $25 million, may be accessed by the Funds for temporary or emergency purposes only. Each Fund may borrow up to 10% of its respective net assets. If a Fund’s borrowings under the line of credit exceed 5% of its net assets, that Fund may not purchase additional securities. Borrowings under the line of credit bear interest at the overnight Federal Funds rate plus .50% per annum. At November 30, 2003, the Funds had no outstanding borrowings under the line of credit. During the six months ended November 30, 2003, the following Funds borrowed amounts and paid interest as noted in the table below.

	Range of Borrowings	Interest Paid	Weighted Average Interest Rate
Equity Growth Fund	$104,264—$436,199	$95	0.99%
Equity Income Fund	$217,825—$2,076,985	$290	1.06%
Growth & Income Fund	$331,276	$10	1.11%
International Equity Fund	$107,081—$6,878,775	$364	1.07%

Mercantile Funds, Inc.

Notes to Financial Statements —Concluded

(Unaudited)

9.	PROXY VOTING POLICIES AND PROCEDURES

The Company’s proxy voting policies and procedures are available, without charge, (i) through the Company’s website www.mercantilemutualfunds.com and (ii) by visiting the SEC’s website www.sec.gov.

10.	SHAREHOLDER MEETINGS

On July 7, 2003, a Special Meeting of Shareholders of the Limited Maturity Bond Fund and Total Return Bond Fund was held to approve a sub-advisory agreement for each Fund between Mercantile Capital Advisors, Inc., the Funds’ investment advisor, and Boyd Watterson Asset Management, LLC (a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company). Effective August 1, 2003, Boyd Watterson began serving as sub-advisory to the Limited Maturity Bond Fund and the Total Return Bond Fund.

At a Special Meeting of Shareholders of the Capital Opportunities Fund held on October 10, 2003, the shareholders approved a new Sub-Advisory Agreement between the Fund’s investment advisor Mercantile Capital Advisors, Inc. and Delaware Management Company, (“Delaware”). The new sub-advisory agreement has substantially the same terms as the Original Agreement, including the description of the services that Delaware renders to the Capital Opportunities Fund and the sub-advisory fees payable to Delaware by Mercantile Capital Advisors, Inc.

11.	SUBSEQUENT EVENT

Effective January 12, 2004 the name for the Intermediate Tax-Exempt Bond Fund will be changed to Tax-Exempt Limited Maturity Bond Fund.

IMPORTANT TAX INFORMATION

(Unaudited)

During the calendar year ended December 31, 2003, the distributions paid by the Funds were derived from the following:

	Net Investment Income and Short- Term Capital Gains (taxable as ordinary income)	Exempt Interest Dividends (excludable from gross income for Federal income tax purposes)	Long-Term Capital Gains
Prime Money Market	100.0%	0.0%	0.0%
Government Money Market	100.0%	0.0%	0.0%
Tax-Exempt Money Market	0.0%	100.0%	0.0%
Growth & Income	100.0%[1,2]	0.0%	0.0%
Equity Income	100.0%[1,2]	0.0%	0.0%
Equity Growth	100.0%[1,2]	0.0%	0.0%
International Equity	100.0%[2,3]	0.0%	0.0%
Limited Maturity Bond	100.0%	0.0%	0.0%
Total Return Bond	96.3%	0.0%	3.7%[4,5]
Maryland Tax-Exempt Bond	0.0%	100.0%	0.0%
Intermediate Tax-Exempt Bond	0.0%	100.0%	0.0%
National Tax-Exempt Bond	0.0%	100.0%	0.0%

[1]	100% of distributions derived from net investment income and short-term capital gains qualify for the dividends received deduction available to corporate shareholders.
[2]	Beginning with the 2003 tax year, a lower dividend rate of 15% may apply to qualified dividends. Some of the dividends in this column may qualify for this favorable treatment. This information will be reported on Box 1b of your 1099-DIV that mails in late January.
[3]	The foreign taxes paid or withheld per share represent taxes incurred by the International Equity Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. See following page. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.
[4]	Beginning with the 2001 tax year, a lower capital gain rate of 8% may apply for taxpayers in the 15% ordinary income bracket or lower. The lower rate applies to property held at least five years and sold after December 31, 2000, and includes assets sold by a mutual fund. Some of the long-term capital gains in this column may qualify for this favorable treatment. This information will be reported in Box 2c on your 1099-DIV that mails in late January.
[5]	Beginning with the 2003 tax year, a lower capital rate may apply to gains realized after May 5, 2003. Some of the long-term capital gains in this column may qualify for this favorable treatment. This information will be reported on Box 2b of your 1099-DIV that mails in late January.

Remember, you should not prepare your taxes until you receive all your official tax forms.

CAPITAL GAIN DISTRIBUTIONS

During the calendar year ending December 31, 2003, the Mercantile Funds distributed capital gains to shareholders of the Total Return Bond Fund on December 10, 2003. The Securities and Exchange Commission requires mutual funds to disclose to shareholders the composition of the capital gain distribution. The figures listed below may differ from those cited elsewhere in the report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes. Pursuant to this requirement, these percentages are listed below:

	Short-Term	Long-Term
Total Return Bond Fund	61.98%	38.02%

Short-term capital gain distributions are taxable to you as ordinary income. Long-term capital gain distributions are taxable to you as long term capital gains.

IMPORTANT TAX INFORMATION — Continued

(Unaudited)

Income by Country for the Mercantile International Equity Fund

Calendar Year Ended December 31, 2003

	Percentage of Gross Income:	Percentage of Taxes Paid:
Australia	3.60%	3.30%
Austria	0.81	0.66
Brazil	0.16	0.00
Canada	0.45	1.02
Czech Republic	0.90	1.98
Denmark	0.59	0.20
Finland	2.10	5.46
France	6.75	3.91
Germany	2.55	3.47
Greece	0.62	0.00
Hong Kong	0.34	0.00
Hungary	0.24	0.74
India	0.04	0.00
Indonesia	0.07	0.18
Ireland	0.70	1.85
Italy	5.74	-4.11
Japan	7.55	11.22
Korea	0.35	0.00
Mexico	0.12	0.00
Netherlands	12.38	-2.77
New Zealand	0.81	1.78
Norway	1.79	3.96
Poland	1.13	2.48
Portugal	0.52	1.47
Romania	0.19	0.00
Russia	0.06	0.00
Spain	3.03	5.21
Sweden	1.25	1.48
Switzerland	3.90	-2.00
Taiwan	0.58	1.71
United Kingdom	38.83	56.80
United States	1.74	0.00
Venezuela	0.11	0.00

Total	100.00	100.00

Foreign taxes withheld as of December 31, 2002 were $223,196, or 10.81% of distributed income.

IMPORTANT TAX INFORMATION — Continued

(Unaudited)

Income by State for the Mercantile Funds

Calendar Year Ended December 31, 2003

	Tax-Exempt Money Market Fund	Maryland Tax-Exempt Bond Fund	Intermediate Tax-Exempt Bond Fund	National Tax-Exempt Bond Fund
Percentage of Income:
Alabama	0.00%	0.00%	1.18%	1.81%
Alaska	1.61%	0.00%	0.33%	0.00%
Arkansas	0.00%	0.00%	0.00%	1.43%
Arizona	3.28%	0.00%	2.93%	0.67%
California	2.83%	0.00%	0.17%	1.76%
Colorado	2.29%	0.00%	3.54%	9.45%
Connecticut	1.92%	0.00%	2.35%	1.99%
Delaware	1.12%	0.00%	0.00%	0.00%
District of Columbia	1.75%	1.91%	0.00%	0.00%
Florida	5.11%	0.00%	7.04%	5.15%
Georgia	1.31%	0.00%	8.20%	8.41%
Hawaii	0.00%	0.00%	0.25%	0.00%
Idaho	1.34%	0.00%	0.00%	0.00%
Illinois	7.99%	0.00%	4.76%	1.34%
Indiana	3.21%	0.00%	1.12%	0.00%
Iowa	0.00%	0.00%	0.50%	0.00%
Kansas	1.30%	0.00%	1.75%	2.59%
Kentucky	0.12%	0.00%	2.59%	0.00%
Louisiana	0.48%	0.00%	1.25%	1.87%
Maryland	5.72%	96.11%	6.85%	2.92%
Massachusetts	4.94%	0.00%	1.00%	7.42%
Michigan	1.65%	0.00%	1.86%	2.10%
Minnesota	4.62%	0.00%	0.44%	0.92%
Mississippi	1.25%	0.00%	0.00%	0.00%
Missouri	1.29%	0.00%	0.73%	1.92%
Nebraska	0.44%	0.00%	1.41%	1.14%
Nevada	1.21%	0.00%	0.00%	0.00%
New Jersey	2.24%	0.00%	8.40%	5.18%
New Mexico	0.70%	0.00%	0.00%	0.00%
New York	5.97%	0.00%	0.47%	1.88%
North Carolina	4.23%	0.00%	1.15%	0.00%
Ohio	5.93%	0.00%	7.16%	5.90%
Oklahoma	0.00%	0.00%	2.40%	0.00%
Oregon	0.93%	0.00%	0.00%	5.02%
Pennsylvania	8.25%	0.00%	9.70%	10.03%
Puerto Rico	0.44%	1.98%	0.64%	2.75%
Rhode Island	0.00%	0.00%	0.00%	2.11%
South Carolina	3.14%	0.00%	2.27%	1.74%
Tennessee	1.01%	0.00%	2.88%	1.80%
Texas	7.60%	0.00%	3.94%	4.24%
Utah	0.50%	0.00%	0.50%	1.22%
Virginia	0.76%	0.00%	3.16%	3.45%
Washington	0.00%	0.00%	1.61%	0.00%
Wisconsin	0.52%	0.00%	5.04%	1.79%
Wyoming	1.00%	0.00%	0.43%	0.00%

Total	100.00%	100.00%	100.00%	100.00%

IMPORTANT TAX INFORMATION — Continued

(Unaudited)

Assets Held by State

As of Year Ended December 31, 2003

	Tax-Exempt Money Market Fund	Maryland Tax-Exempt Bond Fund	Intermediate Tax-Exempt Bond Fund	National Tax-Exempt Bond Fund
Alabama	1.07%	0.00%	1.07%	1.71%
Alaska	1.07	0.00	0.00	0.00
Arizona	4.26	0.00	1.57	0.88
Arkansas	0.00	0.00	0.00	2.43
California	4.59	0.00	0.00	1.52
Colorado	1.78	0.00	2.45	6.81
Connecticut	2.65	0.00	6.05	1.78
District Of Columbia	2.55	4.00	0.00	0.00
Florida	4.34	0.00	7.72	6.21
Georgia	3.71	0.00	3.62	8.77
Hawaii	0.00	0.00	0.76	0.00
Illinois	3.96	0.00	2.64	1.18
Indiana	4.71	0.00	0.97	0.00
Kansas	0.00	0.00	2.82	2.59
Kentucky	0.00	0.00	1.82	0.00
Louisiana	0.55	0.00	0.89	1.70
Maryland	9.08	89.00	6.86	4.27
Massachusetts	2.84	0.00	1.15	8.78
Michigan	2.73	0.00	2.39	3.18
Minnesota	6.43	0.00	0.87	0.66
Missouri	0.71	0.00	1.45	1.88
Nebraska	0.00	0.00	2.04	0.00
New Jersey	1.30	0.00	6.35	5.34
New Mexico	1.79	0.00	0.00	0.00
New York	5.53	0.00	0.00	1.48
North Carolina	4.48	0.00	0.70	0.00
Ohio	1.63	0.00	7.18	4.64
Oklahoma	0.00	0.00	0.79	0.00
Oregon	0.92	0.00	0.00	4.46
Pennsylvania	2.74	0.00	8.81	10.55
Puerto Rico	1.07	1.36	1.60	3.01
Rhode Island	0.00	0.00	0.00	1.85
South Carolina	3.27	0.00	1.33	1.91
Tennessee	0.00	0.00	1.53	0.00
Texas	12.35	0.00	3.81	4.75
Utah	2.67	0.00	1.49	0.00
Virginia	4.68	0.00	6.26	3.96
Washington	0.00	0.00	5.78	0.00
Wisconsin	0.38	0.00	2.28	1.59
Wyoming	0.00	0.00	1.36	0.00
Other Mutual Funds	0.16	5.64	3.59	2.11

Total	100.00	100.00	100.00	100.00

IMPORTANT TAX INFORMATION — Concluded

(Unaudited)

Mercantile Funds that Hold U.S. Government Obligations

FUND	Percentage of Income Derived from U.S. Government Securities	Percentage of Assets held in U.S. Government Securities (as of 12/31/03)
Prime Money Market Fund	10.31%	9.50%
Government Money Market Fund	40.86%	38.10%
Limited Maturity Fund	14.78%	22.63%
Capital Opportunities Fund	0.85%	0.00%
Total Return Bond Fund	12.08%	12.57%

[GRAPH]

Investment Advisor and Administrator:

MERCANTILE CAPITAL ADVISORS, INC.

Baltimore, Maryland

Custodian:

The Fifth Third Bank

Cincinnati, Ohio

Distributor and Transfer Agent:

BISYS Fund Services

Columbus, Ohio

Shares of the Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates and are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves investment risks, including possible loss of principal.

Item 2. Code of Ethics.

Not required for semi-annual reporting.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual reporting.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual reporting.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a)	The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There are no significant deficiencies or material weaknesses in the registrant’s internal controls as of the date of their most recent evaluation, and there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation.

Item 10. Exhibits.

(a)	Not applicable.

(b)	Attached hereto:

Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Exhibit 99.906 CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Mercantile Funds, Inc.

By:	/s/ John J. Pileggi
John J. Pileggi Principal Executive Officer

Date: January 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John J. Pileggi
John J. Pileggi Principal Executive Officer

Date: January 31, 2004

By:	/s/ Bonnie C. Railey
Principal Financial Officer

Date: January 31, 2004